UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06722

Forward Funds

(Exact name of registrant as specified in charter)

101 California Street, 16th Floor

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

J. Alan Reid, Jr.

101 California Street, 16th Floor

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 999-6809

Date of fiscal year end:  December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

The Schedule of Investment of the following series of the registrant are included herewith: Forward Commodity Long/Short Strategy Fund, Forward CorePlus Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Endurance Long/Short Fund, Forward Extended MarketPlus Fund, Forward Focus Fund, Forward Frontier Strategy Fund, Forward Global Credit Long/Short Fund, Forward Global Infrastructure Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Investment Grade Fixed-Income Fund, Forward Large Cap Dividend Fund, Forward Managed Futures Strategy Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward Strategic Alternatives Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, Forward U.S. Government Money Fund, Forward Aggressive Growth Allocation Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, Forward Income & Growth Allocation Fund, and Forward Income Builder Fund.

Consolidated Portfolio of Investments (Note 1)

Forward Commodity Long/Short Strategy Fund

September 30, 2012 (Unaudited)

Principal Amount		Value (Note 1)
AGENCY PASS-THROUGH SECURITIES: 31.53%
Federal Government Loan Mortgage Corporation (FGLMC): 0.99%
	FGLMC
$1,320,918	4.000%, 12/01/40	$1,447,010
Federal Home Loan Bank (FHLB): 1.56%
	FHLB
2,100,000	5.250%, 06/18/14	2,281,799
Federal Home Loan Mortgage Corp (FHLMC): 8.41%
	FHLMC
500,000	0.500%, 02/24/15	501,023
500,000	0.550%, 12/27/13	500,367
500,000	0.625%, 03/06/15	502,733
196,000	0.790%, 09/01/37(a)	198,037
213,599	0.790%, 09/01/37(a)	222,165
1,000,000	0.800%, 12/19/14	1,001,140
500,000	0.850%, 02/24/16	502,652
1,500,000	0.875%, 11/14/14	1,500,938
500,000	0.875%, 12/19/14	500,814
500,000	0.920%, 12/12/14	500,541
1,000,000	1.020%, 06/19/15	1,001,467
1,000,000	1.375%, 02/25/14	1,016,166
23,306	1.875%, 12/01/16(a)	23,745
11,232	1.875%, 10/01/16(a)	11,443
55,339	1.875%, 08/01/17(a)	58,154
70,683	1.947%, 07/01/19(a)	71,779
55,067	1.954%, 04/01/16(a)	55,754
17,154	1.971%, 10/01/28(a)	18,112
42,394	2.085%, 08/01/19(a)	43,184
3,712	2.125%, 08/01/18(a)	3,732
34,555	2.125%, 02/01/16(a)	36,282
3,286	2.125%, 05/01/18(a)	3,361
23,076	2.125%, 07/01/19(a)	23,673
6,299	2.135%, 03/01/20(a)	6,370
2,960	2.163%, 08/01/17(a)	3,101
1,952	2.185%, 03/01/17(a)	1,961
38,362	2.195%, 02/01/23(a)	39,343
8,455	2.220%, 08/01/19(a)	8,546
2,381	2.220%, 01/01/26(a)	2,481
13,068	2.229%, 01/01/23(a)	13,622
57,075	2.236%, 09/01/28(a)	60,941
2,411	2.238%, 09/01/30(a)	2,584
13,036	2.242%, 12/01/18(a)	13,984
17,377	2.250%, 08/01/18(a)	17,543
33,526	2.256%, 12/01/29(a)	35,151
30,825	2.257%, 01/01/29(a)	31,166

4,222	2.269%, 09/01/27(a)	4,522
4,035	2.270%, 09/01/18(a)	4,199
44,389	2.273%, 11/01/25(a)	47,596
26,677	2.274%, 08/01/26(a)	28,391
13,321	2.280%, 12/01/20(a)	14,026
26,133	2.289%, 05/01/24(a)	26,647
23,021	2.290%, 02/01/26(a)	24,644
8,771	2.290%, 11/01/18(a)	9,196
1,784	2.290%, 06/01/18(a)	1,815
3,833	2.292%, 12/01/27(a)	4,098
26,958	2.324%, 08/01/30(a)	28,884
16,759	2.325%, 10/01/27(a)	17,881
4,307	2.327%, 12/01/27(a)	4,602
6,914	2.331%, 11/01/27(a)	7,381
33,388	2.336%, 07/01/31(a)	33,803
36,394	2.350%, 10/01/33(a)	38,760
3,471	2.350%, 07/01/18(a)	3,660
14,687	2.350%, 10/01/32(a)	14,924
11,612	2.350%, 02/01/32(a)	12,384
9,742	2.355%, 03/01/25(a)	10,410
16,912	2.370%, 09/01/29(a)	18,098
15,631	2.375%, 07/01/18(a)	16,245
21,756	2.375%, 06/01/32(a)	23,276
3,693	2.375%, 03/01/24(a)	3,742
25,359	2.395%, 02/01/25(a)	25,768
2,376	2.400%, 11/01/19(a)	2,390
64,997	2.400%, 12/01/29(a)	69,696
49,394	2.425%, 10/01/20(a)	49,845
38,355	2.426%, 07/01/32(a)	41,055
9,405	2.428%, 02/01/26(a)	9,941
9,444	2.429%, 09/01/25(a)	10,160
31,977	2.431%, 12/01/18(a)	32,537
23,241	2.460%, 05/01/23(a)	24,054
1,491	2.480%, 11/01/36(a)	1,568
69,608	2.482%, 01/01/28(a)	74,974
29,737	2.484%, 10/01/30(a)	31,024
33,155	2.485%, 05/01/27(a)	33,271
50,070	2.490%, 06/01/21(a)	52,762
28,488	2.520%, 03/01/25(a)	29,412
2,659	2.521%, 08/01/36(a)	2,837
44,988	2.522%, 11/01/31(a)	48,349
8,844	2.526%, 07/01/29(a)	9,505
63,453	2.563%, 06/01/35(a)	63,955
23,626	2.564%, 04/01/30(a)	25,315
2,387	2.595%, 10/01/22(a)	2,566
5,791	2.625%, 08/01/23(a)	5,830
4,816	2.648%, 04/01/21(a)	5,043
6,600	2.649%, 01/01/29(a)	6,816
55,044	2.693%, 12/01/34(a)	55,714
93,447	2.775%, 07/01/37(a)	97,268
63,927	2.780%, 04/01/24(a)	66,752
61,353	2.812%, 07/01/24(a)	62,475
55,984	2.878%, 08/01/36(a)	60,296
8,682	3.041%, 11/01/19(a)	8,809
41,068	3.365%, 08/01/26(a)	41,358
14,433	3.454%, 10/01/35(a)	15,186
200,971	3.700%, 08/01/23(a)	204,732
63,379	3.777%, 06/01/24(a)	64,298
49,702	3.819%, 10/01/19(a)	50,470
28,013	3.855%, 12/01/17(a)	28,237
82,536	3.860%, 05/01/25(a)	84,023
106,281	3.926%, 08/01/24(a)	106,849

63,584	3.936%, 01/01/22(a)	64,495
18,309	4.240%, 11/01/24(a)	18,453
13,225	4.740%, 03/01/19(a)	14,182
4,285	4.820%, 05/01/20(a)	4,613
50,414	5.243%, 04/01/33(a)	53,787
3,618	5.500%, 08/01/24(a)	3,888
213,102	5.883%, 10/01/37(a)	232,339
22,887	5.911%, 06/01/36(a)	24,881
	FHLMC, Gold
122,478	2.348%, 03/01/27(a)	125,675
137,961	2.555%, 02/01/29(a)	148,510
947,073	4.000%, 12/01/41	1,037,479
		12,266,681
Federal National Mortgage Association (FNMA): 17.77%
	FNMA
3,500,000	0.375%, 03/16/15	3,504,746
500,000	0.600%, 11/21/13	500,173
500,000	0.625%, 05/17/17(a)(b)	501,279
250,000	0.850%, 02/08/16	250,865
20,227	1.017%, 01/01/21(a)	20,366
352,967	1.375%, 01/01/21(a)	361,653
3,487	1.488%, 06/01/21(a)	3,542
110,465	1.548%, 06/01/40(a)	114,106
30,288	1.548%, 10/01/40(a)	31,296
68,760	1.548%, 06/01/40(a)	71,090
232,144	1.675%, 03/01/34(a)	235,243
55,731	1.821%, 04/01/32(a)	57,866
26,826	1.842%, 12/01/30(a)	28,228
10,799	1.847%, 01/01/17(a)	10,991
53,160	1.850%, 10/01/32(a)	55,366
22,975	1.904%, 01/01/36(a)	24,000
5,653	1.946%, 09/01/33(a)	5,975
5,998	1.968%, 12/01/24(a)	6,212
12,103	1.971%, 03/01/28(a)	12,864
9,273	1.980%, 04/01/18(a)	9,764
9,450	2.000%, 11/01/33(a)	10,045
98,261	2.040%, 02/01/26(a)	103,552
4,119	2.045%, 11/01/33(a)	4,367
354,435	2.048%, 07/01/34(a)	359,186
19,945	2.060%, 11/01/22(a)	20,305
460,990	2.063%, 07/01/34(a)	486,688
62,546	2.070%, 02/01/25(a)	66,043
602,512	2.079%, 01/01/35(a)	639,427
6,496	2.096%, 08/01/29(a)	6,885
298,885	2.116%, 11/01/35(a)	313,731
392,515	2.117%, 11/01/35(a)	412,942
5,973	2.125%, 07/01/18(a)	6,039
30,051	2.125%, 06/01/19(a)	30,664
669	2.150%, 01/01/20(a)	680
5,881	2.157%, 12/01/35(a)	6,006
21,755	2.160%, 06/01/30(a)	22,121
49,777	2.168%, 01/01/33(a)	52,127
143,237	2.191%, 11/01/17(a)	152,697
22,119	2.191%, 12/01/37(a)	23,597
34,743	2.202%, 11/01/35(a)	36,608
10,721	2.205%, 10/01/28(a)	11,364
16,174	2.205%, 01/01/24(a)	17,077
1,327	2.230%, 07/01/25(a)	1,396
231,352	2.243%, 06/01/33(a)	247,253
13,136	2.249%, 04/01/18(a)	13,772

56,943	2.250%, 08/01/30(a)	57,694
16,032	2.250%, 11/01/20(a)	16,196
152,446	2.260%, 02/01/33(a)	162,460
968	2.270%, 03/01/30(a)	1,036
52,117	2.273%, 11/01/31(a)	52,396
40,258	2.276%, 01/01/21(a)	43,223
29,892	2.276%, 08/01/36(a)	31,975
47,748	2.280%, 01/01/25(a)	47,901
35,313	2.284%, 07/01/28(a)	37,670
15,281	2.285%, 03/01/35(a)	16,314
50,016	2.288%, 05/01/33(a)	50,664
23,703	2.290%, 09/01/23(a)	23,944
14,702	2.292%, 06/01/32(a)	15,717
59,794	2.293%, 07/01/36(a)	63,836
15,099	2.295%, 04/01/33(a)	16,053
265,493	2.300%, 05/01/33(a)	279,694
21,838	2.304%, 12/01/26(a)	23,181
11,350	2.305%, 08/01/36(a)	12,110
40,476	2.306%, 10/01/25(a)	42,584
10,542	2.308%, 09/01/24(a)	10,846
13,848	2.318%, 01/01/28(a)	14,843
21,720	2.323%, 06/01/30(a)	23,368
83,521	2.323%, 06/01/33(a)	84,951
69,697	2.325%, 07/01/36(a)	74,608
17,045	2.325%, 05/01/24(a)	17,335
52,655	2.330%, 09/01/33(a)	56,213
20,813	2.330%, 12/01/29(a)	22,321
3,194	2.336%, 05/01/33(a)	3,412
45,776	2.340%, 12/01/30(a)	48,752
742,282	2.340%, 09/01/31(a)	794,960
1,103	2.345%, 10/01/27(a)	1,167
25,349	2.346%, 07/01/34(a)	27,236
1,040	2.360%, 10/01/16(a)	1,053
437	2.360%, 07/01/17(a)	441
34,748	2.363%, 02/01/35(a)	35,311
161,617	2.365%, 05/01/34(a)	172,760
27,045	2.365%, 11/01/29(a)	28,921
35,674	2.366%, 01/01/33(a)	36,010
86,241	2.366%, 06/01/32(a)	88,475
72,196	2.366%, 01/01/31(a)	74,664
29,557	2.368%, 08/01/33(a)	30,663
46,607	2.368%, 04/01/37(a)	50,122
32,833	2.368%, 05/01/19(a)	34,344
106,497	2.392%, 03/01/37(a)	114,150
78,676	2.395%, 09/01/31(a)	80,178
25,085	2.395%, 11/01/30(a)	25,275
64,730	2.400%, 10/01/31(a)	69,255
10,190	2.415%, 03/01/27(a)	10,340
23,757	2.425%, 01/01/23(a)	23,846
37,805	2.432%, 08/01/25(a)	40,637
7,865	2.433%, 07/01/38(a)	7,996
81,304	2.435%, 08/01/32(a)	86,741
521,785	2.446%, 09/01/32(a)	551,753
2,098	2.449%, 09/01/37(a)	2,203
23,934	2.450%, 04/01/38(a)	24,432
10,312	2.458%, 09/01/33(a)	11,093
57,588	2.477%, 06/01/36(a)	61,768
8,529	2.483%, 07/01/28(a)	9,160
4,992	2.489%, 10/01/19(a)	5,216
61,263	2.495%, 11/01/29(a)	66,048
403,444	2.499%, 11/01/33(a)	412,325
159,899	2.561%, 07/01/33(a)	172,455

22,394	2.569%, 11/01/26(a)	23,956
26,754	2.575%, 08/01/35(a)	28,348
95,533	2.615%, 11/01/33(a)	96,975
207,597	2.633%, 03/01/34(a)	221,531
46,597	2.668%, 09/01/30(a)	49,837
99,982	2.682%, 08/01/33(a)	107,133
57,241	2.715%, 02/01/34(a)	61,356
10,181	2.723%, 04/01/26(a)	10,362
15,342	2.723%, 02/01/26(a)	16,529
51,053	2.730%, 07/01/34(a)	53,918
3,500,000	2.750%, 03/13/14	3,628,050
1,300,000	2.750%, 02/05/14	1,345,496
81,290	2.766%, 05/01/33(a)	86,877
39,365	2.777%, 12/01/35(a)	40,835
11,920	2.780%, 03/01/36(a)	12,342
36,664	2.814%, 01/01/18(a)	38,028
71,575	2.885%, 04/01/35(a)	72,981
32,441	2.957%, 11/01/36(a)	33,839
110,991	3.001%, 05/01/34(a)	118,496
16,668	3.005%, 06/01/33(a)	16,908
31,405	3.027%, 08/01/34(a)	33,710
2,383	3.575%, 08/01/26(a)	2,536
4,948	3.680%, 03/01/25(a)	4,991
4,930	3.825%, 01/01/19(a)	5,208
1,019,233	4.000%, 06/01/39	1,099,520
838,526	4.000%, 12/01/41	915,374
125,445	4.000%, 04/01/41	139,913
22,119	4.003%, 07/01/17(a)	23,667
168,661	4.012%, 05/01/36(a)	175,692
54,601	4.123%, 02/01/26(a)	58,055
961,386	4.500%, 12/01/40	1,061,184
828,503	4.500%, 02/01/41	901,043
1,120,701	4.500%, 07/01/41	1,218,825
757	4.574%, 05/01/18(a)	771
32,688	4.588%, 12/01/19(a)	35,056
6,295	4.601%, 04/01/29(a)	6,402
8,576	4.690%, 06/01/19(a)	8,961
866	4.798%, 12/01/26(a)	935
8,058	4.898%, 03/01/27(a)	8,700
619,490	5.000%, 02/01/34	680,623
12,176	5.000%, 10/01/22(a)	12,241
17,861	5.508%, 04/01/36(a)	19,225
78,322	6.500%, 07/01/17	81,817
18,218	6.750%, 12/01/16(a)	19,321
1,297	7.365%, 08/01/20(a)	1,316
		25,931,375
Government National Mortgage Association (GNMA): 2.80%
	GNMA
43,106	1.625%, 03/20/29(a)	44,924
63,026	1.625%, 01/20/29(a)	65,685
55,609	1.625%, 02/20/30(a)	57,955
39,181	1.625%, 10/20/29(a)	40,801
18,220	1.625%, 01/20/29(a)	18,988
4,463	1.625%, 07/20/27(a)	4,622
49,712	1.625%, 03/20/27(a)	51,809
67,741	1.625%, 10/20/27(a)	70,543
3,676	1.625%, 07/20/27(a)	3,807
40,893	1.625%, 12/20/29(a)	42,584
69,885	1.625%, 03/20/33(a)	72,832
61,055	1.625%, 12/20/32(a)	63,579

49,591	1.625%, 10/20/37(a)	51,642
275,711	1.625%, 08/20/33(a)	285,526
442,841	1.625%, 09/20/32(a)	458,605
179,852	1.625%, 02/20/32(a)	186,630
432,906	1.625%, 01/20/32(a)	451,168
46,211	1.625%, 03/20/32(a)	48,161
24,606	1.625%, 02/20/32(a)	25,644
40,310	1.625%, 03/20/24(a)	42,010
5,488	1.625%, 02/20/24(a)	5,720
69,033	1.625%, 10/20/25(a)	71,888
5,637	1.625%, 03/20/22(a)	5,875
106,207	1.625%, 01/20/23(a)	110,687
44,450	1.625%, 03/20/22(a)	46,325
21,309	1.625%, 03/20/24(a)	22,208
13,437	1.625%, 01/20/24(a)	14,004
5,020	1.625%, 12/20/26(a)	5,228
43,005	1.625%, 01/20/27(a)	44,819
77,580	1.625%, 03/20/34(a)	80,853
45,480	1.625%, 02/20/27(a)	47,399
3,857	1.750%, 04/20/22(a)	4,019
3,854	1.750%, 04/20/27(a)	4,016
9,185	1.750%, 05/20/21(a)	9,570
2,118	1.750%, 06/20/27(a)	2,207
62,466	2.125%, 10/20/35(a)	65,226
66,854	2.250%, 05/20/34(a)	70,019
267,849	3.000%, 09/16/39	275,489
11,220	3.000%, 10/20/18(a)	11,769
11,802	3.500%, 01/20/19(a)	12,382
950,368	4.000%, 09/15/41	1,050,516
39,815	4.000%, 03/20/16(a)	41,902
		4,089,636
	Total Agency Pass-Through Securities (Cost $45,413,942)	46,016,501

ASSET-BACKED SECURITIES: 0.73%
	BMW Vehicle Lease Trust, Series 2012-1, Class A3
500,000	0.750%, 06/20/14	502,663
	Charming Shoppes Master Trust, Series 2007-1A, Class A1
62,500	1.471%, 09/15/17(a)(c)	62,510
	Mercedes-Benz Auto Lease Trust, Series 2012-A, Class A2
500,000	0.660%, 07/15/13	500,631
	Total Asset-Backed Securities (Cost $1,062,698)	1,065,804
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.77%
Collateralized Mortgage Obligations-Other: 0.42%
	Deutsche Mortgage Securities, Inc., Series 2004-1, Class 1A1
533,145	5.500%, 09/25/33	554,298
	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A2
57,651	5.303%, 02/15/40	57,692
		611,990

Federal Home Loan Mortgage Corp (FHLMC): 1.14%
	FHLMC, REMICS
983,462	2.500%, 04/15/50	1,008,199
161,521	3.900%, 01/15/23	166,550
279,109	4.000%, 08/15/22	285,358
200,272	4.000%, 03/15/26	212,784
		1,672,891
Federal National Mortgage Association (FNMA): 0.21%
	FNMA, REMICS
298,304	0.767%, 12/25/37(a)	301,588
	Total Collateralized Mortgage Obligations (Cost $2,570,738)	2,586,469

CORPORATE BONDS: 16.67%
Basic Materials: 0.67%
	BHP Billiton Finance USA, Ltd., Sr. Unsec. Notes
300,000	5.400%, 03/29/17	356,190
	WMC Finance USA, Ltd., Sr. Unsec. Notes
600,000	5.125%, 05/15/13	617,881
		974,071
Communications: 0.71%
	NBCUniversal Media Llc, Sr. Unsec. Notes
400,000	2.100%, 04/01/14	408,546
	Verizon New York, Inc., Sr. Unsec. Notes
600,000	7.000%, 05/01/13	621,535
		1,030,081
Consumer Cyclical: 0.38%
	Staples, Inc., Sr. Unsec. Notes
500,000	9.750%, 01/15/14	553,368
Consumer Non-Cyclical: 4.02%
	Abbott Laboratories, Sr. Unsec. Notes
500,000	2.700%, 05/27/15	529,151
	Amgen, Inc., Sr. Unsec. Notes
500,000	2.500%, 11/15/16	525,576
	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsec. Notes
454,000	3.000%, 10/15/12	454,392
	Bottling Group Llc, Sr. Unsec. Notes
500,000	5.500%, 04/01/16	579,283
	Cargill, Inc., Sr. Unsec. Notes
500,000	5.000%, 11/15/13(c)	523,289
	Coca-Cola Co., Sr. Unsec. Notes
1,250,000	0.750%, 03/13/15	1,261,822
440,000	7.375%, 03/03/14	482,574
	Colgate-Palmolive Co., Sr. Unsec. Medium-Term Notes
445,000	2.625%, 05/01/17	479,931

	Cornell University, Sr. Unsec. Notes
225,000	4.350%, 02/01/14	236,764
	SABMiller Plc, Sr. Unsec. Notes
500,000	5.500%, 08/15/13(c)	518,979
	WellPoint, Inc., Unsec. Notes
250,000	5.250%, 01/15/16	280,588
		5,872,349
Energy: 1.78%
	Noble Corp./Cayman Islands, Sr. Unsec. Notes
500,000	5.875%, 06/01/13	516,909
	Noble Holding International, Ltd., Sr. Unsec. Notes
500,000	3.450%, 08/01/15	529,273
	Total Capital SA, Sr. Unsec. Notes
500,000	3.125%, 10/02/15	537,245
	Valero Energy Corp., Sr. Unsec. Notes
1,000,000	6.700%, 01/15/13	1,015,886
		2,599,313
Financials: 6.34%
	Berkshire Hathaway Finance Corp., Sr. Unsec. Notes
320,000	2.450%, 12/15/15	337,344
	Branch Banking & Trust Co., Sub. Notes
1,250,000	0.719%, 09/13/16(a)	1,213,747
521,000	0.734%, 05/23/17(a)	500,649
	Caterpillar Financial Services Corp., Sr. Unsec. Medium-Term Notes
400,000	6.200%, 09/30/13	423,330
	Caterpillar Financial Services Corp., Sr. Unsec. Notes
1,500,000	1.050%, 03/26/15	1,516,835
	Danske Bank A/S, Sr. Unsec. Notes
1,000,000	1.505%, 04/14/14(a)(c)	989,833
	John Deere Capital Corp., Sr. Unsec. Medium-Term Notes
500,000	1.600%, 03/03/14	508,175
	M&I Marshall & Ilsley Bank, Sub. Notes, Series BN
750,000	0.688%, 12/04/12(a)	749,335
	National Australia Bank, Ltd., Sr. Unsec. Notes
300,000	1.178%, 04/11/14(a)(c)	302,016
	National City Bank, Sub. Notes
500,000	0.780%, 06/07/17(a)	478,512
	Wachovia Bank NA, Sub. Notes
1,250,000	0.719%, 03/15/16(a)	1,220,749
	WEA Finance Llc/WCI Finance Llc, Gtd. Notes
1,000,000	5.400%, 10/01/12(c)	1,000,000
		9,240,525
Industrials: 1.62%
	Honeywell International, Inc., Sr. Unsec. Notes
325,000	5.400%, 03/15/16	375,746
	Thermo Fisher Scientific, Inc., Sr. Unsec. Notes
1,250,000	3.200%, 03/01/16	1,334,082
	Union Pacific Corp., Sr. Unsec. Notes
650,000	5.450%, 01/31/13	660,744

		2,370,572
Utilities: 1.15%
	Alabama Power Capital Trust V, Ltd., Gtd. Notes
750,000	3.561%, 10/01/42(a)	759,360
	Niagara Mohawk Power Corp., Sr. Unsec. Notes
880,000	3.553%, 10/01/14(c)	924,057
		1,683,417
	Total Corporate Bonds (Cost $24,147,039)	24,323,696

MUNICIPAL BONDS: 3.35%
	Citizens Property Insurance Corp., Floating Notes, High Risk Sr., Revenue Bonds, Series A3
500,000	1.930%, 06/01/13(a)	503,110
	City of Newport News, Virginia, Taxable Refunding General Obligation Unlimited Bonds, Series A
155,000	5.020%, 01/15/20	173,722
	City of Newport News, Virginia, Taxable Refunding General Obligation Unlimited Bonds, Series B
125,000	0.629%, 07/15/14	125,686
	Georgia Municipal Gas Authority, Taxable, Revenue Bonds, Gas Portfolio III
300,000	1.770%, 10/01/13	301,833
	Lexington School District No. 2 Educational Facilities Corp., Installment Revenue Bonds, Series A
60,000	5.890%, 12/01/13	62,763
	Nebraska State Public Power District, Taxable General Obligation Revenue Bonds, Series B
500,000	4.850%, 01/01/14	526,750
	New Jersey State Economic Development Authority, Taxable Revenue Bonds (Build America Bonds)
500,000	1.389%, 06/15/13(a)	500,535
	New York City, New York, General Obligation Unlimited Bonds, Series G, SubSeries G-2
500,000	0.550%, 04/01/14	500,745
	Ohio State Water Development Authority Water Pollution Control, Taxable Refunding Revenue Bonds, (Water Quality), Series A
500,000	0.814%, 06/01/15	505,875
	Oklahoma Capital Improvement Authority, State Facilities Revenue Bonds, Higher Education, Series B
50,000	2.026%, 07/01/14	51,297
	Oregon State Local Governments, Taxable, Pension General Obligation, Ltd.
150,000	5.571%, 06/01/14	160,775
	Peralta California Community College District, Limited Obligation Revenue Bonds
475,000	5.400%, 11/01/12	476,724
	Port of Seattle Washington, Taxable Refunding Revenue Bonds, Intermediate Lien, Series C
500,000	0.883%, 11/01/13	501,735
	University of California, Taxable Revenue Bonds, (National Transmission System), Series AA-2
500,000	0.887%, 07/01/13	502,220

	Total Municipal Bonds (Cost $4,870,986)	4,893,770
U.S. TREASURY BONDS & NOTES: 15.81%
	U.S. Treasury Notes
4,000,000	2.125%, 11/30/14	4,161,564
5,750,000	2.250%, 01/31/15	6,015,041
5,750,000	2.375%, 02/28/15	6,040,645
1,000,000	2.500%, 03/31/15	1,055,625
5,500,000	2.625%, 12/31/14	5,793,480
	Total U.S. Treasury Bonds & Notes (Cost $22,991,554)	23,066,355

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 13.62%
	Wells Fargo Bank & Co.-San Francisco
$19,869,273	0.030%, due 10/01/12	19,869,273
	Total Short-Term Bank Debt Instruments
	(Cost $19,869,273)	19,869,273
	Total Investments: 83.48%
	(Cost $120,926,230)	121,821,868
	Net Other Assets and Liabilities: 16.52%	24,113,036	(d)
	Net Assets: 100.00%	$145,934,904

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2012.
(b)	Represents a step-up bond. Rate disclosed is as of September 30, 2012.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $4,320,684, representing 2.96% of net assets.
(d)	Includes cash which is being held as collateral for swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Loss
Credit Suisse	CS Momentum & Volatility Enhanced Return Strategy Custom 15- Total Return	125 Bps	Total Return	10/02/12	$157,188,058	$(9,193,487)
					$157,188,058	$(9,193,487)

Investment Abbreviations:

Bps - Basis Points

Gtd. - Guaranteed

Ltd. - Limited

REMICS - Real Estate Mortgage Investment Conduits

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Portfolio of Investments (Note 1)

Forward CorePlus Fund

September 30, 2012 (Unaudited)

Principal Amount		Value (Note 1)
AGENCY PASS-THROUGH SECURITIES: 21.25%
Federal Home Loan Mortgage Corp (FHLMC): 3.92%
	FHLMC
$500,000	0.550%, 12/27/13	$500,367
500,000	0.875%, 12/19/14	500,813
500,000	0.920%, 12/12/14	500,541
11,026	1.625%, 04/01/17(a)	11,429
36,165	1.727%, 07/01/30(a)	36,882
71,775	1.798%, 07/01/29(a)	72,700
42,037	2.050%, 02/01/26(a)	44,237
125,625	2.053%, 12/01/21(a)	132,572
52,875	2.065%, 04/01/35(a)	55,828
59,212	2.100%, 08/01/33(a)	62,613
15,169	2.125%, 03/01/18(a)	15,637
47,010	2.146%, 08/01/30(a)	50,025
2,699	2.172%, 05/01/19(a)	2,845
14,580	2.199%, 10/01/19(a)	14,891
7,100	2.220%, 08/01/19(a)	7,177
9,648	2.250%, 05/01/22(a)	9,791
50,409	2.250%, 02/01/21(a)	52,934
44,393	2.253%, 07/01/28(a)	45,481
45,024	2.262%, 10/01/30(a)	48,107
5,964	2.269%, 09/01/27(a)	6,388
5,415	2.292%, 12/01/27(a)	5,789
2,149	2.350%, 08/01/30(a)	2,163
38,051	2.372%, 11/01/24(a)	40,045
4,874	2.375%, 10/01/18(a)	5,058
19,413	2.375%, 04/01/22(a)	19,819
60,480	2.375%, 07/01/32(a)	64,707
6,444	2.396%, 10/01/26(a)	6,611
28,193	2.413%, 04/01/30(a)	29,495
19,120	2.413%, 12/01/30(a)	19,919
92,785	2.415%, 01/01/37(a)	99,312
53,825	2.426%, 12/01/29(a)	57,818
25,072	2.428%, 02/01/26(a)	26,422
55,622	2.469%, 03/01/34(a)	59,452
30,418	2.482%, 01/01/28(a)	32,764
20,854	2.537%, 11/01/29(a)	22,446
61,587	2.555%, 01/01/37(a)	66,202
12,994	2.567%, 08/01/30(a)	13,972
92,346	2.641%, 09/01/32(a)	96,465
56,180	2.693%, 01/01/35(a)	56,974
27,558	2.702%, 06/01/34(a)	28,230
192,958	2.758%, 02/01/37(a)	208,396
31,263	2.765%, 01/01/22(a)	31,718
5,111	2.830%, 12/01/30(a)	5,155
5,066	2.875%, 01/01/19(a)	5,136
4,293	2.895%, 10/01/18(a)	4,326
30,922	2.897%, 09/01/24(a)	33,175

194,974	2.920%, 04/01/36(a)	208,749
83,070	3.052%, 03/01/19(a)	83,457
20,814	3.096%, 04/01/19(a)	21,162
21,647	3.149%, 07/01/23(a)	22,556
530	3.198%, 08/01/18(a)	539
8,483	3.250%, 05/01/23(a)	8,620
22,363	3.885%, 12/01/19(a)	22,660
10,884	4.110%, 03/01/17(a)	11,000
14,182	4.527%, 05/01/20(a)	15,185
24,163	4.615%, 02/01/23(a)	24,501
30,450	4.870%, 07/01/25(a)	30,859
8,198	6.376%, 10/01/27(a)	8,259
26,000	6.433%, 11/01/25(a)	26,482
		3,696,856
Federal National Mortgage Association (FNMA): 15.44%
	FNMA
500,000	0.600%, 11/21/13	500,173
500,000	0.625%, 05/17/17(a)(b)	501,279
750,000	0.850%, 02/08/16	752,596
114,617	1.017%, 01/01/21(a)	115,408
22,334	1.348%, 04/01/44(a)	22,725
42,027	1.348%, 04/01/44(a)	42,745
64,564	1.348%, 04/01/44(a)	65,683
113,477	1.548%, 10/01/40(a)	117,257
164,797	1.548%, 11/01/30(a)	170,004
101,812	1.548%, 11/01/30(a)	105,156
77,777	1.548%, 10/01/40(a)	80,365
164,792	1.548%, 06/01/40(a)	170,449
217,391	1.548%, 09/01/40(a)	223,863
82,298	1.653%, 05/01/33(a)	84,515
18,582	1.785%, 07/01/21(a)	18,843
36,739	1.872%, 11/01/21(a)	38,334
36,536	1.875%, 06/01/19(a)	38,220
26,277	1.879%, 09/01/23(a)	27,133
68,372	1.889%, 01/01/23(a)	71,183
8,474	1.968%, 12/01/24(a)	8,776
1,030	1.980%, 04/01/18(a)	1,085
114,361	1.980%, 06/01/26(a)	119,841
113,955	2.014%, 08/01/28(a)	120,922
17,666	2.019%, 09/01/27(a)	18,753
58,617	2.059%, 11/01/17(a)	61,768
153,818	2.063%, 05/01/33(a)	162,032
34,582	2.065%, 01/01/26(a)	36,429
485,905	2.072%, 08/01/34(a)	512,871
10,767	2.075%, 10/01/22(a)	11,205
13,722	2.085%, 10/01/15(a)	13,901
92,269	2.100%, 04/01/33(a)	97,936
14,583	2.105%, 04/01/22(a)	14,830
67,385	2.106%, 05/01/32(a)	71,045
170,124	2.109%, 07/01/19(a)	178,958
63,343	2.116%, 12/01/35(a)	66,196
29,216	2.123%, 11/01/32(a)	29,622
63,025	2.125%, 01/01/19(a)	63,860
10,968	2.135%, 01/01/20(a)	11,683
49,164	2.147%, 11/01/34(a)	51,532
5,169	2.161%, 03/01/23(a)	5,484
308,214	2.168%, 01/01/33(a)	322,767
59,484	2.189%, 09/01/23(a)	61,949
61,899	2.189%, 10/01/34(a)	64,629
16,601	2.200%, 05/01/22(a)	16,899

43,475	2.203%, 08/01/30(a)	46,348
56,397	2.210%, 05/01/35(a)	57,258
12,063	2.230%, 07/01/25(a)	12,695
307,576	2.250%, 06/01/18(a)	319,173
11,997	2.250%, 01/01/26(a)	12,138
30,775	2.260%, 12/01/29(a)	32,320
88,084	2.273%, 08/01/34(a)	94,252
16,023	2.275%, 09/01/25(a)	16,297
99,482	2.276%, 04/01/36(a)	106,552
77,803	2.285%, 09/01/35(a)	83,249
411,740	2.285%, 09/01/35(a)	440,538
12,742	2.295%, 12/01/22(a)	13,376
16,667	2.299%, 03/01/38(a)	17,440
11,225	2.305%, 06/01/33(a)	11,974
249,803	2.309%, 05/01/35(a)	268,493
47,652	2.310%, 01/01/32(a)	48,203
66,395	2.313%, 08/01/34(a)	70,973
172,308	2.315%, 07/01/35(a)	184,335
103,581	2.323%, 04/01/36(a)	110,866
71,102	2.323%, 12/01/34(a)	74,448
56,652	2.330%, 09/01/33(a)	60,481
270,156	2.330%, 09/01/34(a)	284,065
39,805	2.330%, 08/01/33(a)	41,684
45,349	2.332%, 03/01/38(a)	48,357
29,578	2.335%, 12/01/32(a)	29,726
79,842	2.335%, 01/01/36(a)	84,815
13,411	2.340%, 09/01/31(a)	14,363
305,397	2.340%, 02/01/35(a)	323,675
54,455	2.340%, 04/01/33(a)	58,053
11,630	2.355%, 07/01/33(a)	12,417
63,362	2.358%, 07/01/36(a)	67,601
73,307	2.366%, 06/01/38(a)	75,739
62,895	2.367%, 08/01/30(a)	67,624
84,472	2.368%, 08/01/33(a)	87,634
32,509	2.368%, 01/01/19(a)	32,859
98,266	2.369%, 01/01/36(a)	105,461
167,055	2.370%, 11/01/32(a)	178,714
36,097	2.375%, 08/01/22(a)	38,847
41,802	2.382%, 05/01/38(a)	44,549
5,608	2.390%, 07/01/26(a)	6,040
90,597	2.395%, 03/01/29(a)	91,640
18,509	2.395%, 01/01/31(a)	19,862
70,365	2.403%, 10/01/33(a)	75,054
113,382	2.410%, 11/01/30(a)	117,142
291,013	2.416%, 05/01/36(a)	308,923
2,596	2.422%, 01/01/19(a)	2,612
46,661	2.427%, 04/01/36(a)	49,427
23,054	2.451%, 01/01/19(a)	23,882
23,882	2.455%, 05/01/36(a)	25,442
60,735	2.466%, 10/01/32(a)	62,255
12,054	2.493%, 07/01/29(a)	12,368
6,789	2.500%, 11/01/17(a)	6,831
5,365	2.500%, 01/01/27(a)	5,437
3,260	2.500%, 02/01/33(a)	3,490
46,249	2.501%, 05/01/24(a)	49,594
8,170	2.525%, 04/01/18(a)	8,479
127,639	2.541%, 09/01/33(a)	134,835
29,970	2.552%, 03/01/18(a)	31,674
91,153	2.598%, 06/01/33(a)	97,608
70,162	2.625%, 12/01/34(a)	74,691
161,729	2.639%, 07/01/35(a)	173,688
545,186	2.647%, 08/01/35(a)	584,987

14,201	2.703%, 01/01/33(a)	15,223
36,669	2.726%, 04/01/37(a)	39,202
65,651	2.732%, 02/01/33(a)	70,254
36,220	2.740%, 05/01/33(a)	36,736
159,700	2.745%, 08/01/35(a)	161,307
99,306	2.750%, 12/01/24(a)	106,915
111,564	2.777%, 12/01/35(a)	114,851
4,829	2.814%, 01/01/18(a)	5,009
7,629	2.875%, 05/01/16(a)	7,991
51,858	2.900%, 03/01/19(a)	52,177
12,365	2.936%, 03/01/27(a)	12,484
30,822	2.941%, 05/01/35(a)	33,139
138,548	2.957%, 11/01/36(a)	144,515
65,744	2.970%, 05/01/22(a)	66,027
40,780	2.980%, 11/01/20(a)	41,102
28,492	3.000%, 10/01/33(a)	28,846
41,232	3.001%, 05/01/34(a)	44,020
54,745	3.097%, 09/01/20(a)	58,525
56,064	3.145%, 05/01/35(a)	60,093
2,875	3.201%, 01/01/29(a)	3,024
14,612	3.211%, 04/01/25(a)	14,767
45,477	3.344%, 11/01/35(a)	46,568
1,807	3.375%, 08/01/17(a)	1,821
51,973	3.380%, 04/01/25(a)	55,232
69,225	3.640%, 01/01/18(a)	70,815
9,566	3.835%, 07/01/20(a)	9,724
2,196	3.855%, 12/01/17(a)	2,212
838,526	4.000%, 12/01/41	915,373
813	4.068%, 04/01/18(a)	831
2,042	4.095%, 04/01/17(a)	2,057
6,607	4.157%, 07/01/17(a)	6,648
9,027	4.334%, 11/01/27(a)	9,186
3,787	4.451%, 06/01/25(a)	3,947
1,313	4.473%, 01/01/25(a)	1,414
865,091	4.500%, 12/01/40	954,891
373,567	4.500%, 07/01/41	406,274
230	4.782%, 06/01/24(a)	239
8,718	4.811%, 03/01/17(a)	8,874
2,901	4.919%, 07/01/24(a)	2,957
1,110	5.969%, 11/01/23(a)	1,131
5,133	5.975%, 06/01/36(a)	5,575
18,151	5.977%, 04/01/19(a)	19,198
519	7.365%, 08/01/20(a)	526
		14,556,157
Government National Mortgage Association (GNMA): 1.89%
	GNMA
397,346	1.625%, 11/20/32(a)	413,776
20,922	1.625%, 10/20/29(a)	21,787
2,258	1.625%, 12/20/28(a)	2,352
19,391	1.625%, 03/20/30(a)	20,208
32,986	1.625%, 09/20/32(a)	34,161
36,155	1.625%, 03/20/31(a)	37,680
40,842	1.625%, 07/20/30(a)	42,296
45,672	1.625%, 01/20/30(a)	47,599
131,885	1.625%, 09/20/23(a)	136,581
26,517	1.625%, 11/20/26(a)	27,614
8,595	1.625%, 03/20/28(a)	8,958
49,685	1.750%, 05/20/27(a)	51,768
19,542	2.000%, 08/20/30(a)	20,364
28,040	2.125%, 07/20/33(a)	29,245

30,387	2.125%, 07/20/34(a)	31,693
8,447	2.125%, 01/20/35(a)	8,829
5,098	2.750%, 10/20/17(a)	5,347
99,819	4.000%, 07/20/24	108,447
475,184	4.000%, 09/15/41	525,258
	GNMA, Class A
203,933	2.017%, 11/16/28(a)	204,423
		1,778,386
	Total Agency Pass-Through Securities (Cost $19,664,731)	20,031,399

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.88%
Federal Home Loan Mortgage Corp (FHLMC): 0.39%
	FHLMC, REMICS
146,837	3.900%, 01/15/23	151,409
200,272	4.000%, 03/15/26	212,785
		364,194
Federal National Mortgage Association (FNMA): 0.49%
	FNMA, REMICS
458,928	0.767%, 12/25/37(a)	463,981
	Total Collateralized Mortgage Obligations (Cost $823,512)	828,175

CORPORATE BONDS: 14.48%
Basic Materials: 1.59%
	BHP Billiton Finance USA, Ltd., Sr. Unsec. Notes
400,000	5.400%, 03/29/17	474,920
	E.I. du Pont de Nemours, Sr. Unsec. Notes
200,000	4.750%, 11/15/12	201,048
	WMC Finance USA, Ltd., Sr. Unsec. Notes
800,000	5.125%, 05/15/13	823,842
		1,499,810
Communications: 0.43%
	NBCUniversal Media Llc, Sr. Unsec. Notes
400,000	2.100%, 04/01/14	408,546
Consumer Cyclical: 0.83%
	Staples, Inc., Sr. Unsec. Notes
705,000	9.750%, 01/15/14	780,248
Consumer Non-Cyclical: 3.29%
	Abbott Laboratories, Sr. Unsec. Notes
388,000	2.700%, 05/27/15	410,622
	Bottling Group Llc, Sr. Unsec. Notes
250,000	4.625%, 11/15/12	251,235
500,000	5.500%, 04/01/16	579,283

	Coca-Cola Co., Sr. Unsec. Notes
440,000	7.375%, 03/03/14	482,574
	Colgate-Palmolive Co., Sr. Unsec. Medium-Term Notes
300,000	2.625%, 05/01/17	323,549
	Philip Morris International, Inc., Sr. Unsec. Notes
250,000	4.875%, 05/16/13	256,896
	SABMiller Plc, Sr. Unsec. Notes
500,000	5.500%, 08/15/13(c)	518,979
	WellPoint, Inc., Unsec. Notes
250,000	5.250%, 01/15/16	280,588
		3,103,726
Energy: 1.12%
	Noble Corp./Cayman Islands, Sr. Unsec. Notes
500,000	5.875%, 06/01/13	516,909
	Total Capital SA, Sr. Unsec. Notes
500,000	3.125%, 10/02/15	537,245
		1,054,154
Financials: 6.74%
	Bank of America Corp., Sr. Unsec. Notes
1,000,000	0.314%, 10/15/12(a)	960,180
4,000,000	0.721%, 11/21/12(a)	3,793,148
	Caterpillar Financial Services Corp., Sr. Unsec. Medium-Term Notes
400,000	6.200%, 09/30/13	423,330
	Fifth Third Bank, Sr. Unsec. Notes
470,000	0.545%, 05/17/13(a)	469,461
	John Deere Capital Corp., Sr. Unsec. Medium-Term Notes
500,000	1.600%, 03/03/14	508,175
	National City Bank, Sub. Notes
200,000	0.780%, 06/07/17(a)	191,405
		6,345,699
Industrials: 0.15%
	Honeywell International, Inc., Sr. Unsec. Notes
125,000	5.400%, 03/15/16	144,518
Utilities: 0.33%
	Niagara Mohawk Power Corp., Sr. Unsec. Notes
300,000	3.553%, 10/01/14(c)	315,020
	Total Corporate Bonds (Cost $13,822,658)	13,651,721

FOREIGN GOVERNMENT OBLIGATIONS: 0.11%
	Province of Ontario Canada, Sr. Unsec. Notes
103,000	1.375%, 01/27/14	104,446
	Total Foreign Government Obligations (Cost $103,578)	104,446

MUNICIPAL BONDS: 8.95%
	City of Chicago, Revenue Bonds (Midway Airport), Second Lien, Series D-1
1,000,000	3.532%, 01/01/41(a)	1,026,450
	Florida Housing Finance Corp., Revenue Bonds, Taxable Housing (Ashton Lake Apartments LP), Series U-2
25,000	7.150%, 01/01/13	25,043
	Florida Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series A
4,000,000	1.001%, 10/15/12(a)	4,000,199
	Georgia Municipal Gas Authority, Taxable, Revenue Bonds, Gas Portfolio III
300,000	1.770%, 10/01/13	301,833
	Kentucky Asset Liability Commission, General Funding Revenue Bonds
510,000	2.211%, 04/01/13	513,213
2,000,000	2.939%, 04/01/14	2,057,680
	New Jersey Economic Development Authority, Taxable, Revenue Bonds, Series JJ
250,000	0.850%, 03/01/15	250,358
	San Francisco City and County, General Obligation Unlimited
250,000	5.000%, 06/15/13	257,885
	Total Municipal Bonds (Cost $8,334,971)	8,432,661

STRUCTURED NOTES: 2.47%
	Barclays Bank Plc, Bank Guaranteed Note Linked to the Barclays ComBATS 12 Total Return Index
2,600,000	0.000%, 06/25/13(c)	2,329,873
	Total Structured Notes (Cost $2,600,000)	2,329,873

U.S. TREASURY BONDS & NOTES: 8.36%
	U.S. Treasury Notes
2,250,000	2.250%, 01/31/15	2,353,712
2,250,000	2.375%, 02/28/15	2,363,731
500,000	2.500%, 03/31/15	527,813
2,500,000	2.625%, 12/31/14	2,633,399
	Total U.S. Treasury Bonds & Notes (Cost $7,854,241)	7,878,655

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 30.88%
	Wells Fargo Bank & Co.-San Francisco
$29,110,757	0.030%, due 10/01/12	29,110,757
	Total Short-Term Bank Debt Instruments (Cost $29,110,757)	29,110,757
	Total Investments: 87.38% (Cost $82,314,448)	82,367,687
	Net Other Assets and Liabilities: 12.62%	11,897,933	(d)
	Net Assets: 100.00%	$94,265,620

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2012.
(b)	Represents a step-up bond. Rate disclosed is as of September 30, 2012.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,163,872, representing 3.36% of net assets.
(d)	Includes cash which is being held as collateral for swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays/Receives	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Bank of America Merrill Lynch	Bank of America Merrill Lynch SPTR Index	1-month LIBOR plus 18 Bps	Total Return	10/26/12	$6,294,624	$(2,269)
Barclays Capital	Barclays Capital PRISM Index	125 Bps	Total Return	01/28/13	12,000,000	369,581
Barclays Capital	Barclays Capital EM Momentum	115 Bps	Total Return	09/30/12	9,000,000	51,939
BNP Paribas	BNP S&P 500® Total Return	1-month LIBOR plus 15 Bps	Total Return	07/26/13	80,000,000	7,828,150
Credit Suisse	Credit Suisse Cross Asset Basket Index	7.8 Bps	Total Return	12/20/12	23,000,000	(320,609)
					$130,294,624	$7,926,792

Investment Abbreviations:

Bps - Basis Points

LIBOR - London Interbank Offered Rate

REMICS - Real Estate Mortgage Investment Conduits

S&P - Standard & Poor’s

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Portfolio of Investments (Note 1)

Forward Credit Analysis Long/Short Fund

September 30, 2012 (Unaudited)

Shares		Value (Note 1)
PREFERRED STOCKS: 0.22%
Electric: 0.22%
	Southern California Edison Co.(a)(b)
12,188	4.080%	$1,233,273
	Total Preferred Stocks
	(Cost $1,198,995)	1,233,273
Principal Amount
CORPORATE BONDS: 1.64%
Consumer Cyclical: 0.16%
	General Motors Corp., Sr. Unsec. Notes
$250,000	7.200%, 01/15/12(c)(d)	25
	United Air Lines, Inc., Sr. Sec. Notes
895,000	9.875%, 08/01/13(a)(e)	919,613
		919,638
Financials: 0.68%
	Nationwide Mutual Insurance Co., Sub. Notes
3,000,000	5.810%, 12/15/24(a)(b)(e)	2,764,320
	Penske Truck Leasing Co. Lp (PTL Finance Corp.), Unsec. Notes
1,000,000	3.750%, 05/11/17(e)	1,027,155
		3,791,475
Industrials: 0.80%
	Enterprise Products Operating Llc, Gtd. Notes, Series B
4,000,000	7.034%, 01/15/68(a)(b)	4,484,996
	Total Corporate Bonds
	(Cost $8,574,505)	9,196,109
MUNICIPAL BONDS: 93.53%

Alaska: 3.32%
	Northern Alaska Tobacco Securitization Corp., Revenue Bonds (Tobacco Settlement Asset Backed), Series A
10,920,000	5.000%, 06/01/32(a)	9,554,126
11,150,000	5.000%, 06/01/46(a)	9,067,626
		18,621,752
Arizona: 0.10%
	Salt Verde, Arizona, Financial Corp., Senior Gas Revenue Bonds
500,000	5.250%, 12/01/20	566,180
California: 15.60%
	California County Tobacco Securitization Agency Tobacco Settlement, Asset-Backed Convertible Revenue Bonds (Los Angeles County Securitization Corp.)
6,930,000	5.450%, 06/01/28	6,485,718
	California Educational Facilities Authority, General Obligation Revenue Bonds (San Francisco University)
500,000	5.000%, 10/01/21	592,605
	California Housing Finance Agency, Revenue Bonds (Alternative Minimum Tax Home Mortgage), Series K
3,360,000	5.500%, 02/01/42	3,486,537
	California State Health Facilities Financing Authority, Revenue Bonds (Catholic Health Care West), Series J
1,425,000	5.625%, 07/01/32(a)	1,553,834
	California State Pollution Control Financing Authority Pollution Control, Revenue Bonds (Refunding Pacific Gas-D-Rmkt)
3,070,000	4.750%, 12/01/23	3,268,936
	California State Public Works Board, Lease Revenue Bonds (Various Capital Project), Series A
6,000,000	5.000%, 04/01/37	6,569,400
	California State Public Works Board, Revenue Bonds (Build America Bonds), Series G-2
1,800,000	8.361%, 10/01/34(a)	2,289,222
	California State Public Works Board, Revenue Bonds, Series A-1
2,000,000	5.750%, 03/01/30(a)	2,315,480
	California Statewide Communities Development Authority, Revenue Bonds (Kaiser Permanente), Series A
5,750,000	5.000%, 04/01/42	6,324,540
	Golden State Tobacco Securitization Corp., Asset-Backed Revenue Bonds (California Enhanced Tobacco Settlement), Series A
5,510,000	5.000%, 06/01/45	5,622,349
	Golden State Tobacco Securitization Corp., Asset-Backed Revenue Bonds (California Tobacco Settlement), Sr. Series A-1
3,900,000	4.500%, 06/01/27	3,414,138
	Golden State Tobacco Securitization Corp., Asset-Backed Revenue Bonds (California Tobacco Settlement), Sr. Series A-2
9,000,000	0.000%, 06/01/37	7,255,980

	Long Beach Bond Finance Authority, Natural Gas Purchase (LIBOR Index), Series B, VRDN
4,700,000	1.741%, 11/15/27(a)(b)	3,565,749
	Long Beach, California Bond Finance Authority, Revenue Bonds, Series A
1,000,000	5.000%, 11/15/15(a)	1,080,110
	Los Angeles Convention & Exhibit Center Authority, Lease Revenue Bonds, Series A
2,725,000	5.125%, 08/15/22(a)	3,098,652
	Los Angeles Department of Water & Power, Waterworks Revenue Bonds, Series B
6,000,000	5.000%, 07/01/43	6,946,740
	Los Angeles Regional Airports Improvement Corp., Lease Revenue Bonds, Series C, VRDN
2,500,000	7.500%, 12/01/24(f)	2,482,725
	Northern California Gas Authority, No. 1 Revenue Bonds, VRDN
5,550,000	1.029%, 07/01/27(a)(b)	4,107,222
	Northern California Tobacco Securitization Authority, Asset-Backed Revenue Bonds, Series A-1
6,500,000	5.500%, 06/01/45	5,310,110
	Palomar Pomerado, California Health Care District, Certificate Participation Bonds, (Palomar Pamerado Health)
1,500,000	6.000%, 11/01/30	1,668,075
	State of California Municipal Bonds, General Obligation Revenue Bonds (Build America Bonds)
1,925,000	5.250%, 04/01/14(a)	2,050,510
2,820,000	7.300%, 10/01/39	3,688,024
3,170,000	7.550%, 04/01/39	4,303,307
		87,479,963
Colorado: 1.16%
	Denver City & County, Special Facilities Airport Revenue Bonds (United Airlines Project), Series A
2,365,000	5.250%, 10/01/32	2,396,052
	Denver Colorado Health & Hospital Authority Healthcare, Revenue Bonds, Series B, VRDN
2,915,000	1.382%, 12/01/33(a)(b)	2,285,797
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds
650,000	5.750%, 11/15/18	729,112
	University of Colorado Hospital Authority, Revenue Bonds, Series A
1,000,000	5.000%, 11/15/36	1,103,060
		6,514,021
Connecticut: 2.06%
	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Hartford Heath Care), Series A
5,015,000	5.000%, 07/01/41	5,393,181
	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Stamford Hospital), Series I
4,600,000	5.000%, 07/01/30(a)	5,123,710

	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Yale-New Haven Hospital), Insured Ambac Indemnity Corp., Series J-1
950,000	5.000%, 07/01/26(a)	1,038,987
		11,555,878
Florida: 1.99%
	Broward County Florida, Airport System Revenue Bonds, Series Q-1
5,000,000	5.000%, 10/01/37	5,583,200
	Citizens Property Insurance Corp., Sr. Sec. Revenue Bonds, Series A-1
1,000,000	5.000%, 06/01/22	1,178,570
1,545,000	5.250%, 06/01/17	1,789,002
700,000	6.000%, 06/01/16(a)	813,967
	Tallahassee Florida Health Facilities, Revenue Bonds (Memory Healthcare Project)
1,790,000	6.375%, 12/01/30(a)	1,792,363
		11,157,102
Georgia: 2.46%
	City of Atlanta, Georgia Water & Wastewater Revenue Bonds, Series A
5,160,000	5.500%, 11/01/27(a)	6,395,562
	Municipal Electric Authority of Georgia, Revenue Bonds (Build America Bonds)
1,600,000	6.655%, 04/01/57(a)	1,845,104
	Municipal Electric Authority of Georgia, Revenue Bonds (Build America Bonds, Plant Vogtle Units 3&4 Project), Series P
5,100,000	7.055%, 04/01/57(a)	5,542,935
		13,783,601
Guam: 1.41%
	Guam Government Municipal Bonds, General Obligation Unlimited, Series A
5,000,000	7.000%, 11/15/39(a)	5,636,900
	Guam Government Municipal Bonds, Series A
2,100,000	6.000%, 11/15/19(a)	2,285,892
		7,922,792
Illinois: 2.74%
	Railsplitter Tobacco Settlement Authority, Revenue Bonds
10,265,000	5.500%, 06/01/23(a)	12,021,239
	State of Illinois, General Obligation Unlimited Bonds (Build America Bonds)
3,000,000	6.630%, 02/01/35	3,348,090
		15,369,329

Indiana: 0.29%
	Indiana Finance Authority Finance Authority, Hospital Revenue Bonds (Parkview Health System)
1,435,000	5.000%, 05/01/29	1,635,154
Iowa: 2.14%
	Iowa Tobacco Settlement Authority, Asset-Backed Revenue Bonds (Capital Appreciation), Series B
6,875,000	5.600%, 06/01/34	6,394,025
	Iowa Tobacco Settlement Authority, Asset-Backed Revenue Bonds, Series A
5,730,000	6.500%, 06/01/23	5,634,481
		12,028,506
Kentucky: 1.30%
	Kentucky Economic Development Finance Authority, Revenue Bonds (Baptist Healthcare System), Series A
2,675,000	5.375%, 08/15/24(a)	3,074,832
	Kentucky Housing Corp., Housing Revenue Bonds, Series A
1,390,000	4.250%, 07/01/33	1,457,193
	Louisville & Jefferson County, Kentucky, Metropolitan Government Health System Revenue Bonds (Norton Healthcare, Inc.)
2,625,000	5.250%, 10/01/36(a)	2,751,945
		7,283,970
Louisiana: 2.78%
	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, (Westlake Chemical Corp., Project)
2,450,000	6.750%, 11/01/32(a)	2,754,339
	Louisiana Public Facilities Authority, Revenue Bonds (Christus Health), Series A
2,100,000	6.000%, 07/01/29(a)	2,456,811
	Louisiana Public Facilities Authority, Revenue Bonds (Ochsner Clinic Foundation Project)
3,000,000	6.250%, 05/15/31(a)	3,552,600
	Louisiana Public Facilities Authority, Revenue Bonds (Ochsner Clinic Foundation Project), Series A
3,555,000	5.250%, 05/15/38(a)	3,737,407
	Louisiana, Tobacco Settlement Financing Corp., Revenue Bonds (Asset Backed), Series 2001B
3,000,000	5.875%, 05/15/39	3,069,510
		15,570,667
Maine: 0.31%
	Maine Health & Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center)
1,475,000	6.750%, 07/01/36(a)	1,735,957

Maryland: 0.01%
	Montgomery County, Maryland, Housing Opportunities Commission, Single Family Mortgage Revenue Bonds, Series B
65,000	5.350%, 07/01/34(a)	65,502
Massachusetts: 0.65%
	Massachusetts Development Finance Agency, Revenue Bonds (Tufts Medical Center), Series I
3,030,000	6.250%, 01/01/27(a)	3,655,816
Michigan: 0.31%
	Detroit Water & Sewerage Department Sewerage Disposal System, Revenue and Revenue Refunding Sr. Lien Bonds, Series A
400,000	5.250%, 07/01/39	427,336
	Michigan State Hospital Finance Authority, Revenue Bonds (Henry Ford Health System), Series A
1,225,000	5.250%, 11/15/32(a)	1,322,081
		1,749,417
Mississippi: 0.42%
	Mississippi Development Bank, Revenue Bonds (Magnolia Regional Health Center), Series A
1,990,000	6.500%, 10/01/31(a)	2,329,912
Missouri: 0.18%
	St. Louis, Missouri, Airport Revenue Bonds (Lambert-St. Louis International), Series A-1
850,000	6.625%, 07/01/34(a)	1,000,467
Nebraska: 3.12%
	Nebraska Central Plains Energy Project, Gas Project Revenue Bonds (Project No.3)
5,650,000	5.000%, 09/01/27	6,171,212
10,500,000	5.000%, 09/01/32	11,298,420
		17,469,632
New Hampshire: 0.47%
	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds (United Illuminating Co.), Series A, VRDN
2,450,000	4.500%, 07/01/27(a)(b)	2,635,857
New Jersey: 5.35%
	New Jersey Economic Development Authority, Revenue Bonds
1,000,000	5.000%, 06/15/20	1,144,690
	New Jersey Economic Development Authority, Revenue Bonds (Continental Airlines, Inc. Project)
500,000	5.750%, 09/15/27	502,615
2,500,000	6.250%, 09/15/29	2,555,325
1,500,000	6.400%, 09/15/23	1,527,540

	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds (Barnabas Health), Series A
2,255,000	5.625%, 07/01/32(a)	2,501,922
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series B
1,500,000	5.250%, 06/15/24	1,843,065
	New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Series 1A
6,135,000	4.500%, 06/01/23(a)	5,932,729
8,680,000	4.625%, 06/01/26	8,082,990
7,075,000	5.000%, 06/01/41	5,885,551
		29,976,427
New York: 7.44%
	Albany, New York Industrial Development Agency, Civic Facility Revenue Bonds (St. Peter’s Hospital Project), Series A
1,225,000	5.750%, 11/15/22(a)	1,415,708
	Brooklyn Arena Local Development Corp., Revenue Bonds (Barclays Center Project)
1,000,000	6.000%, 07/15/30(a)	1,174,890
	Erie Tobacco Asset Securitization Corp., Asset-Backed Revenue Bonds (New York Tobacco Settlement), Series E
1,500,000	6.000%, 06/01/28	1,431,075
	Hudson, New York, Yards Infrastructure Corp., Revenue Bonds, Series A
4,930,000	5.000%, 02/15/47	5,237,090
1,000,000	5.250%, 02/15/47(a)	1,114,420
	Liberty, New York, Development Corp., Revenue Bonds (Goldman Sachs Headquarters, Llc)
4,495,000	5.250%, 10/01/35	5,312,101
	New York City, Industrial Development Agency, Special Facilities Revenue Bonds (American Airlines, Inc. - JFK International Airport), VRDN
6,515,000	7.625%, 08/01/25(b)(f)	6,882,576
3,000,000	8.000%, 08/01/28(a)(b)(f)	3,169,230
	New York City, New York Industrial Development Agency, Revenue Bonds (Queens Baseball Stadium-Pilot Project)
3,000,000	5.000%, 01/01/39	3,054,840
2,295,000	5.000%, 01/01/18(a)	2,494,688
	New York City, New York Industrial Development Agency, Special Facilities Revenue Bonds (British Airways Plc)
1,000,000	5.250%, 12/01/32	996,230
	New York City, New York Municipal Water Finance Authority, Water & Sewer Revenue Bonds, Series EE
750,000	6.011%, 06/15/42(a)	1,026,105
	New York State, Liberty Development Corp., Liberty Revenue Bonds (Port Authority Consolidated Bonds), Series 1WTC-2011
3,700,000	5.000%, 12/15/41	4,182,887

	New York Tobacco Settlement Asset Securitization Corp., Revenue Bonds, Series 1
4,195,000	4.750%, 06/01/22	4,214,339
		41,706,179
North Carolina: 1.92%
	Charlotte, North Carolina, Airport Revenue Bonds, Series A
2,000,000	5.000%, 07/01/41	2,279,160
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Duke University Health Systems), Series A
2,800,000	5.000%, 06/01/42	3,158,792
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Vidant Health), Series A
1,000,000	5.000%, 06/01/36	1,103,890
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (WakeMed Health), Series A
1,000,000	4.125%, 10/01/38	1,013,510
2,000,000	5.000%, 10/01/31	2,289,280
	North Carolina Municipal Power Agency, No. 1 Revenue Bonds (Catawba Electric), Series A
825,000	5.000%, 01/01/30	920,271
		10,764,903
Ohio: 2.07%
	American Municipal Power-Ohio, Inc., Revenue Bonds (Build America Bonds)
765,000	6.053%, 02/15/43(a)	900,849
	American Municipal Power-Ohio, Inc., Revenue Bonds (Fremont Energy Center Project), Series B
1,250,000	5.000%, 02/15/42	1,384,900
	Buckeye, Ohio Tobacco Settlement Financing Authority, Revenue Bonds (Capital Appreciation Asset-Backed Sr. Convertible), Series A-3
8,980,000	0.000%, 06/01/37	7,593,039
	County of Hancock, Ohio Hospital Revenue Bonds (Blanchard Valley Regional Health Center)
1,500,000	5.750%, 12/01/26(a)	1,745,340
		11,624,128
Oklahoma: 0.88%
	Oklahoma State Development Finance Authority, Revenue Bonds (St. John Health System, Inc.)
4,400,000	5.000%, 02/15/34	4,956,732
Pennsylvania: 0.78%
	Allegheny County Industrial Development Authority, Revenue Bonds (Environmental Improvement)
1,500,000	6.750%, 11/01/24(a)	1,668,000

	Philadelphia Hospitals & Higher Education Facilities Authority, Revenue Bonds (Temple University Health Systems), Series A
1,500,000	5.625%, 07/01/42	1,594,095
	Philadelphia Hospitals & Higher Education Facilities Authority, Revenue Bonds (Temple University Health Systems), Series B
1,000,000	6.250%, 07/01/23	1,112,260
		4,374,355
Puerto Rico: 16.83%
	Children’s Trust Fund Puerto Rico Tobacco Settlement, Revenue Bonds (Asset-Backed Bonds)
3,000,000	5.500%, 05/15/39	3,003,180
	Children’s Trust Fund, Asset Backed Revenue Bonds, Series A
12,000,000	0.000%, 05/15/50	962,880
	Commonwealth of Puerto Rico, General Obligation Revenue Bonds (Public Improvement), Series A
4,000,000	5.500%, 07/01/39	4,130,640
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Sr. Lien, Series A
8,000,000	5.750%, 07/01/37	8,438,720
2,000,000	6.000%, 07/01/47	2,120,920
3,225,000	6.125%, 07/01/24	3,698,752
	Puerto Rico Commonwealth, General Obligation Unlimited Bonds (Public Improvement), Series A
2,000,000	5.500%, 07/01/32(a)	2,140,820
6,000,000	5.750%, 07/01/28	6,556,200
4,000,000	5.750%, 07/01/41	4,198,520
	Puerto Rico Commonwealth Highway & Transportation Authority, Transportation Revenue Bonds, Series L
1,550,000	5.250%, 07/01/38(a)	1,652,346
	Puerto Rico Commonwealth Highway & Transportation Authority, Transportation Revenue Bonds, Series N
1,855,000	5.250%, 07/01/39(a)	1,945,357
	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds, Insured Ambac Indemnity Corp., Series C
1,800,000	5.500%, 07/01/24(a)	1,937,124
475,000	5.500%, 07/01/25(a)	512,506
	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds, Series C
1,300,000	5.500%, 07/01/16(a)	1,430,702
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series CCC
3,200,000	5.250%, 07/01/27(a)	3,374,496
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series UU, VRDN
2,900,000	1.009%, 07/01/31(a)(b)	1,967,157
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW
1,250,000	5.250%, 07/01/25(a)	1,348,025
	Puerto Rico Infrastructure Financing Authority, Revenue Bonds (Ports Authority), Series B
1,855,000	5.250%, 12/15/26	1,945,914

	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds (Government Facilities), Insured XL Capital Assurance, Inc., Series H
900,000	5.250%, 07/01/13(a)	928,629
	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds (Government Facilities), Series M-2, VRDN
2,000,000	5.750%, 07/01/34(b)	2,161,420
	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds (Government Facilities), Series P
5,800,000	6.125%, 07/01/23	6,662,170
	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds (Government Facilities), Series S
4,000,000	6.000%, 07/01/41	4,327,280
	Puerto Rico Public Finance Corp., Revenue Bonds (Commonwealth Appropriation), Series B
3,905,000	5.500%, 08/01/31	4,085,255
	Puerto Rico Sales Tax Financing Corp., Prerefunded Sales Tax Revenue Bonds (First Subordinate), Series A
5,000	5.500%, 08/01/28(a)	6,497
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (Capital Appreciation), Series A
18,000,000	0.000%, 08/01/44	2,990,340
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate), Series A
3,000,000	5.375%, 08/01/39	3,206,520
10,875,000	5.500%, 08/01/42(a)	11,651,801
5,470,000	6.000%, 08/01/42	6,083,133
	Puerto Rico Sales Tax Financing Corp., Unrefunded Sales Tax Revenue Bonds (First Subordinate), Series A
795,000	5.500%, 08/01/28(a)	897,992
		94,365,296
Tennessee: 2.32%
	Johnson City Health & Educational Facilities Board, First Mortgage Revenue Bonds (Mountain States Health Alliance), Series A
3,290,000	5.500%, 07/01/31(a)	3,528,426
	Johnson City Health & Educational Facilities Board, Hospital Revenue Bonds (Moutain States Health Alliance)
2,000,000	6.000%, 07/01/38	2,321,780
	Sullivan County, Tennessee, Health Educational & Housing Facilities Board, Hospital Revenue Bonds (Wellmont Health System Project), Series C
3,850,000	5.250%, 09/01/36(a)	4,026,754
	Tennessee Energy Acquisition Corp., Gas Revenue Bonds, Series A
2,750,000	5.250%, 09/01/17	3,112,340
		12,989,300
Texas: 6.04%
	Central Texas Regional Mobility Authority, Sr. Lien Revenue Bonds
2,000,000	5.750%, 01/01/31(a)	2,340,040

	Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp., Revenue Bonds (American Airlines, Inc., Project)
1,500,000	9.000%, 05/01/29(f)	738,525
	Houston, Texas Airport Systems, Revenue Bonds (Special Facilities Continental Airlines, Inc., Terminal Projects)
1,000,000	6.500%, 07/15/30	1,113,760
3,000,000	6.625%, 07/15/38	3,356,400
	Love Field Airport Modernization Corp., Special Facilities Revenue Bonds (Southwest Airlines Co. Project)
1,100,000	5.000%, 11/01/28	1,184,788
	North Central Texas Health Facility Development Corp., Hospital Revenue Bonds (Children’s Medical Center of Dallas Project)
2,700,000	5.000%, 08/15/32	3,083,751
	North Texas Tollway Authority, Revenue Bonds (Build America Bonds), Sub-Lien, Series B-2
7,950,000	8.910%, 02/01/30(a)	9,283,851
	North Texas Tollway Authority, Revenue Bonds, Sub-Lien, Series A
1,000,000	6.250%, 02/01/23	1,139,580
	State of Texas, Private Activity Bond Surface Transportation Corp., Revenue Bonds (Sr. Lien LBJ Infrastructure Group)
1,000,000	7.000%, 06/30/40	1,224,080
	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Series A
1,500,000	5.000%, 12/15/16	1,624,275
	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Sr. Lien, Series B, VRDN
5,000,000	0.960%, 12/15/26(b)	3,770,200
	Texas Municipal Gas Acquisition & Supply Corp., I, Gas Supply Revenue Bonds, Sr. Lien, Series D
4,470,000	5.625%, 12/15/17	4,953,609
	Trinity River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project)
525,000	6.250%, 05/01/28(a)	63,042
		33,875,901
Virgin Islands: 0.48%
	Virgin Islands Public Finance Authority, Revenue Bonds (Sr. Lien/Capital Projects), Series A-1
500,000	5.000%, 10/01/39	518,805
	Virgin Islands Public Finance Authority, Revenue Bonds (Sr. Lien/Manufacturing Federal Loan Notes), Series A
2,000,000	5.000%, 10/01/29(a)	2,190,100
		2,708,905
Virginia: 3.87%
	Tobacco Settlement Financing Corp., Revenue Bonds, Sr. Series B-1
3,500,000	5.000%, 06/01/47	2,539,425

	Virginia State Small Business Financing Authority, Revenue Bonds (Sr. Lien Elizabeth River Crossings Opco, Llc Project)
3,000,000	5.250%, 01/01/32	3,279,690
7,000,000	6.000%, 01/01/37	8,053,010
	Virginia State Small Business Financing Authority, Revenue Bonds (Sr. Lien Express Lanes, Llc Project)
7,500,000	5.000%, 01/01/40	7,826,700
		21,698,825
Washington: 1.45%
	Port of Seattle Industrial Development Corp., Special Facilities Revenue Bonds (Delta Airlines, Inc.)
275,000	5.000%, 04/01/30	276,562
	Washington State Health Care Facilities Authority, Revenue Bonds (Providence Health & Services), Series A
7,000,000	5.000%, 10/01/42	7,835,240
		8,111,802
West Virginia: 0.25%
	County of Pleasants, West Virginia Pollution Control Revenue Bonds (Allegheny Energy Supply Co.), Series F
1,340,000	5.250%, 10/15/37	1,428,869
Wisconsin: 1.03%
	Wisconsin State General Fund Annual Appropriation, Revenue Bonds, Series A
2,525,000	5.750%, 05/01/33(a)	3,040,226
	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (Aurora Health Care, Inc.), Series A
2,455,000	5.625%, 04/15/39(a)	2,708,872
		5,749,098
	Total Municipal Bonds (Cost $499,720,028)	524,462,195

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 10.26%
	Royal Bank of Canada-Toronto
$20,547,195	0.030%, due 10/01/12	20,547,195
	Wells Fargo Bank & Co.-San Francisco
36,977,803	0.030%, due 10/01/12	36,977,803
	Total Short-Term Bank Debt Instruments (Cost $57,524,998)	57,524,998
	Total Investments: 105.65% (Cost $567,018,526)	592,416,575
	Net Other Assets and Liabilities: (5.65)%	(31,663,866)
	Net Assets: 100.00%	$560,752,709

Principal Amount
SCHEDULE OF SECURITIES SOLD SHORT
Corporate Bonds
	Citigroup, Inc., Sr. Unsec. Notes
$(2,000,000)	4.500%, 01/14/22	$(2,200,674)
	Dow Chemical Co., Sr. Unsec. Notes
(2,250,000)	4.250%, 11/15/20	(2,484,659)
	Ford Motor Credit Co. Llc., Sr. Unsec. Notes
(2,250,000)	5.750%, 02/01/21	(2,526,289)
	Prudential Financial, Inc., Sr. Unsec. Notes, Series Medium-Term Notes
(2,000,000)	4.500%, 11/15/20	(2,228,518)
		(9,440,140)
U.S. Treasury Bonds & Notes
	U.S. Treasury Bonds
(2,000,000)	3.000%, 05/15/42	(2,077,188)
(12,000,000)	3.125%, 11/15/41	(12,802,500)
	U.S. Treasury Notes
(35,000,000)	1.000%, 10/31/16	(35,749,210)
(21,000,000)	2.000%, 11/15/21	(21,933,513)
		(72,562,411)
	Total Securities Sold Short
	(Proceeds $77,891,183)	$(82,002,551)

Percentages are stated as a percent of net assets.

(a)	Security, or portion of security, is being held as collateral for short sales.
(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2012.
(c)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.
(d)	Security in default on interest payments.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $4,711,088, representing 0.84% of net assets.
(f)	Security in default on interest payments. Pending the outcome of the bankruptcy filling. Security deemed to be liquid under the procedures approved by the Fund’s Board of Trustees.

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

Date of Purchase	Security	Cost	Market Value	% of Net Assets
08/12/08	General Motors Corp., Sr. Unsec. Notes
	7.200%, 01/15/12(c)(d)	$0	$25	0.00	%(g)

(g)	Less than 0.005%.

Investment Abbreviations:

Gtd. - Guaranteed

LIBOR - London Interbank Offered Rate

Sec. - Secured

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

VRDN - Variable Rate Demand Notes

Portfolio of Investments (Note 1)

Forward EM Corporate Debt Fund

September 30, 2012 (Unaudited)

Shares			Value (Note 1)
COMMON STOCKS: 0.73%
Colombia: 0.73%
45,000	Pacific Rubiales Energy Corp.		$1,072,350
	Total Common Stocks (Cost $1,203,382)		1,072,350
Principal Amount		Currency
FOREIGN GOVERNMENT OBLIGATIONS: 5.57%
Argentina: 5.57%
	Provincia de Buenos Aires, Sr. Unsec. Notes
200,000	10.875%, 01/26/21(a)	USD	147,000
7,471,000	11.750%, 10/05/15(a)	USD	6,761,255
	Republic of Argentina, Sr. Unsec. Notes
40,000,000	0.000%, 12/15/35(b)(c)	ARS	1,251,730
			8,159,985
	Total Foreign Government Obligations (Cost $7,685,285)		8,159,985

ASSET-BACKED SECURITIES: 3.35%
China: 3.35%
	Sealane Trade Finance, Ltd., Series 2011-1X, Class A
200,000	14.438%, 02/12/16(b)	USD	207,616
	Start CLO, Ltd., Series 2010-6A, Class A
4,000,000	16.461%, 04/01/14(b)	USD	4,169,360
	Start CLO, Ltd., Series 2011-7A, Class A
500,000	15.408%, 06/09/15(b)	USD	525,335
			4,902,311
	Total Asset-Backed Securities (Cost $4,897,713)		4,902,311

CONVERTIBLE CORPORATE BONDS: 0.59%
Indonesia: 0.59%
	Enercoal Resources Pte, Ltd.
1,100,000	9.250%, 08/05/14	USD	858,000
	Total Convertible Corporate Bonds (Cost $1,148,487)		858,000

CORPORATE BONDS: 86.03%
Argentina: 0.50%
	Empresa Distribuidora Y Comercializadora Norte, Sr. Unsec. Notes
1,425,000	9.750%, 10/25/22(a)	USD	726,750
Azerbaijan: 1.39%
	International Bank of the Republic of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., Unsec. Notes
2,000,000	8.500%, 10/22/13(a)	USD	2,029,814
Brazil: 4.24%
	Banco Bradesco SA (Cayman Islands), Sub. Notes
1,000,000	5.750%, 03/01/22(a)	USD	1,067,500
250,000	5.750%, 03/01/22(d)	USD	266,875
	OSX 3 Leasing BV, Gtd. Notes
1,948,000	9.250%, 03/20/15	USD	2,027,478
	Petrobras International Finance Co., Sr. Unsec. Notes
800,000	2.875%, 02/06/15	USD	824,261
	Voto-Votorantim Overseas Trading Operations NV, Sr. Unsec. Notes
1,750,000	6.625%, 09/25/19(a)	USD	2,025,625
			6,211,739
Chile: 5.09%
	Automotores Gildemeister SA, Sr. Unsec. Notes
1,300,000	8.250%, 05/24/21(a)	USD	1,426,750
	Banco de Credito e Inversiones, Sr. Unsec. Notes
1,000,000	3.000%, 09/13/17(d)	USD	1,001,258
	Banco Santander Chile, Sub. Notes
1,845,000	5.375%, 12/09/14(a)	USD	1,952,884
	Corp. Nacional del Cobre de Chile, Sr. Unsec. Notes
1,800,000	3.000%, 07/17/22(d)	USD	1,819,084
	Inversiones Alsacia SA, Sec. Notes
1,216,228	8.000%, 08/18/18(a)	USD	1,249,508
			7,449,484

China: 1.04%
	Tencent Holdings, Ltd., Sr. Unsec. Notes
1,500,000	3.375%, 03/05/18(d)	USD	1,519,904
Colombia: 7.24%
	Bancolombia SA, Sub. Notes
1,000,000	5.125%, 09/11/22	USD	1,015,000
	Colombia Telecomunicaciones SA ESP, Sr. Unsec. Notes
2,750,000	5.375%, 09/27/22(d)	USD	2,798,125
	Gruposura Finance, Gtd. Notes
300,000	5.700%, 05/18/21(d)	USD	328,500
	Gruposura Finance, Sr. Unsec. Notes
2,005,000	5.700%, 05/18/21(a)	USD	2,195,475
	Pacific Rubiales Energy Corp., Sr. Unsec. Notes
1,400,000	7.250%, 12/12/21(a)	USD	1,652,000
	Transportadora de Gas Internacional SA ESP, Sr. Unsec. Notes
2,418,000	5.700%, 03/20/22(a)	USD	2,611,440
			10,600,540
Croatia: 0.51%
	Agrokor d.d., Sr. Unsec. Notes
750,000	8.875%, 02/01/20(d)	USD	750,000
Hong Kong: 2.59%
	CFG Investment SAC, Unsec. Notes
1,950,000	9.750%, 07/30/19(d)	USD	1,560,000
	Hutchison Whampoa International 11, Ltd., Sr. Unsec. Notes
598,000	3.500%, 01/13/17(a)	USD	635,780
1,500,000	3.500%, 01/13/17(d)	USD	1,595,083
			3,790,863
Indonesia: 1.09%
	Berau Capital Resources Pte, Ltd., First Lien Notes
1,496,000	12.500%, 07/08/15(a)	USD	1,600,720
Jamaica: 0.72%
	Digicel Group, Ltd., Sr. Unsec. Notes
1,000,000	8.250%, 09/30/20(d)	USD	1,055,000
Kazakhstan: 1.06%
	BTA Bank JSC, Sr. Unsec. Bonds
4,000,000	10.750%, 07/01/18(a)(b)(e)(f)	USD	780,000
	Tristan Oil Ltd., First Lien Notes
2,000,000	10.500%, 01/01/12 (a)(g)	USD	772,500
			1,552,500
Malaysia: 1.91%
	Special Port Vehicle Sdn Bhd, Asset Backed Bonds, Series 7
9,000,000	5.200%, 07/30/13(h)	MYR	2,799,025

Mexico: 12.75%
	BBVA Bancomer SA, Sub. Notes
1,850,000	6.750%, 09/30/22(d)	USD	2,025,750
	Cemex Espana Luxembourg, First Lien Notes
1,750,000	9.875%, 04/30/19(a)	USD	1,798,125
	Empresas ICA SAB de CV, Sr. Unsec. Notes
1,750,000	8.375%, 07/24/17(d)	USD	1,828,750
	Grupo Elektra SA de CV, Sr. Unsec. Notes
1,216,000	7.250%, 08/06/18(a)	USD	1,222,080
	Grupo Senda Autotransporte SA de CV, Sr. Sec. Notes
2,670,000	10.500%, 10/03/15(a)	USD	2,790,150
	Maxcom Telecomunicaciones SAB de CV, Sr. Sec. Notes, Series B
3,480,000	11.000%, 12/15/14	USD	2,122,800
	Mexichem SAB de CV, Sr. Unsec. Notes
1,800,000	4.875%, 09/19/22(d)	USD	1,831,500
	Petroleos Mexicanos, Sr. Unsec. Notes
2,750,000	4.875%, 01/24/22	USD	3,114,375
1,750,000	5.500%, 06/27/44	USD	1,929,375
			18,662,905
Nigeria: 3.04%
	Access Finance BV, Unsec. Notes
1,400,000	7.250%, 07/25/17(d)	USD	1,472,969
	Afren Plc, First Lien Notes
2,600,000	11.500%, 02/01/16(a)	USD	2,982,767
			4,455,736
Panama: 1.24%
	Banco Latinoamericano de Comercio Exterior SA, Sr. Unsec. Notes
1,750,000	3.750%, 04/04/17(d)	USD	1,820,000
Peru: 4.73%
	Camposol SA, Sr. Unsec. Notes
800,000	9.875%, 02/02/17(a)	USD	896,000
250,000	9.875%, 02/02/17(d)	USD	280,000
	Corp. Financiera de Desarrollo SA, Sr. Unsec. Notes
1,000,000	4.750%, 02/08/22(a)	USD	1,107,500
200,000	4.750%, 02/08/22(d)	USD	221,500
	Corp. Lindley SA, Sr. Unsec. Notes
2,000,000	6.750%, 11/23/21(a)	USD	2,255,000
	Corp. Pesquera Inca SAC, Sr. Unsec. Notes
400,000	9.000%, 02/10/17(a)	USD	434,000
	Volcan Cia Minera SAA, Sr. Unsec. Notes
1,600,000	5.375%, 02/02/22(a)	USD	1,736,000
			6,930,000
Poland: 1.10%
	PKO Finance AB, Sr. Unsec. Notes
1,600,000	4.630%, 09/26/22(d)	USD	1,608,800

Qatar: 2.00%
	Ras Laffan Liquefied Natural Gas Co., Ltd. II, Sec. Notes
2,591,875	5.298%, 09/30/20(a)	USD	2,928,819
Republic of Korea (South): 4.15%
	Korea East-West Power Co., Ltd., Sr. Unsec. Notes
1,500,000	2.500%, 07/16/17(d)	USD	1,531,805
	Korea Finance Corp., Sr. Unsec. Notes
1,750,000	2.250%, 08/07/17	USD	1,773,893
	Korea Hydro & Nuclear Power Co., Ltd., Sr. Unsec. Notes
1,000,000	3.000%, 09/19/22(d)	USD	995,335
	Lotte Shopping Co. Ltd., Sr. Unsec. Notes
1,700,000	3.375%, 05/09/17(d)	USD	1,773,200
			6,074,233
Russia: 7.82%
	Bank of Moscow OJSC Via Kuznetski Capital, Sr. Sec. Notes
300,000	7.335%, 05/13/13(a)	USD	309,600
	Bank of Moscow via BOM Capital PL, Sr. Unsec. Notes
1,000,000	6.699%, 03/11/15(a)	USD	1,067,500
	Eurasian Development Bank, Sr. Unsec. Notes
1,350,000	7.375%, 09/24/14(a)	USD	1,474,605
	Gazprom OAO Via Gaz Capital SA, Sr. Unsec. Notes
2,000,000	8.125%, 07/31/14(a)	USD	2,211,020
	Promsvyazbank OJSC Via PSB Finance SA, Sec. Notes
2,000,000	11.250%, 07/08/16	USD	2,149,999
	RSHB Capital SA for OJSC Russian Agricultural Bank, Sec. Notes
53,000,000	7.500%, 03/25/13	RUB	1,710,034
	RusHydro Finance, Ltd., Sec. Notes
47,000,000	7.875%, 10/28/15	RUB	1,475,389
	VimpelCom Holdings BV, Sr. Unsec. Notes
1,000,000	7.504%, 03/01/22(a)	USD	1,051,250
			11,449,397
Russian Federation: 3.70%
	Alfa Bank OJSC Via Alfa Bond Issuance Plc, Sr. Unsec. Notes
2,500,000	7.750%, 04/28/21(a)	USD	2,659,500
	Gazprom OAO Via Gaz Capital SA, Sr. Unsec. Notes
1,000,000	4.950%, 07/19/22(a)	USD	1,053,700
500,000	4.950%, 07/19/22(d)	USD	526,850
	VTB Bank OJSC Via VTB Capital SA, Sr. Unsec. Notes
1,125,000	6.000%, 04/12/17(d)	USD	1,178,438
			5,418,488
Singapore: 4.39%
	Oversea-Chinese Banking Corp. Ltd., Sr. Unsec. Notes
2,150,000	1.625%, 03/13/15(a)	USD	2,178,045

	Singapore Telecommunications, Ltd., Sr. Unsec. Notes
1,043,000	7.375%, 12/01/31(a)	USD	1,554,647
	Temasek Financial I, Ltd., Sr. Unsec. Notes
2,000,000	2.375%, 01/23/23(d)	USD	2,008,329
700,000	3.375%, 07/23/42(d)	USD	684,371
			6,425,392
South Africa: 1.22%
	African Development Bank, Sr. Unsec. Notes
1,750,000	1.125%, 03/15/17	USD	1,790,157
Turkey: 0.67%
	Yuksel Insaat AS, Sr. Unsec. Notes
1,250,000	9.500%, 11/10/15(a)	USD	975,000
Ukraine: 0.84%
	Naftogaz Ukraine, Unsec. Notes
1,200,000	9.500%, 09/30/14	USD	1,225,560
United Arab Emirates: 5.44%
	Dolphin Energy, Ltd., Sec. Notes
1,500,000	5.500%, 12/15/21(d)	USD	1,738,500
	Doric Nimrod Air, 1st Lien Notes
2,500,000	5.125%, 11/30/24(d)	USD	2,600,000
	Dubai Electricity & Water Authority, Sr. Unsec. Notes
1,500,000	7.375%, 10/21/20(a)	USD	1,761,000
	MDC BV, Gtd. Medium-Term Notes
1,750,000	5.750%, 05/06/14(a)	USD	1,862,875
			7,962,375
United Kingdom: 0.20%
	Tesco Plc, Sr. Unsec. Notes
250,000	5.500%, 11/15/17(d)	USD	292,854
United States: 0.53%
	Continental Airlines 1997-4 Class A Pass Through Trust, Series 974A
30,638	6.900%, 07/02/19	USD	33,395
	Illinois Tool Works, Inc., Sr. Unsec. Notes
500,000	3.900%, 09/01/42	USD	507,636
	MF Global Holdings, Ltd., Sr. Unsec. Notes
450,000	6.250%, 08/08/16(f)	USD	227,882
			768,913
Venezuela: 4.83%
	CA La Electricidad de Caracas, Sr. Unsec. Notes
1,450,000	8.500%, 04/10/18	USD	1,080,250
	Petroleos de Venezuela SA, Sr. Unsec. Notes
4,300,000	5.000%, 10/28/15	USD	3,665,750
2,500,000	9.000%, 11/17/21(a)	USD	2,162,500
	Sidetur Finance BV, Sr. Unsec. Notes
193,750	10.000%, 04/20/16(a)	USD	164,688
			7,073,188
	Total Corporate Bonds (Cost $124,845,442)		125,948,156

Par Value		Currency
SHORT-TERM BANK DEBT INSTRUMENTS: 4.91%
	Brown Brothers Harriman & Co.-Grand Cayman
22,725	0.030%, due 10/01/12	EUR	29,204
	JPMorgan Chase-New York
7,157,647	0.030%, due 10/01/12	USD	7,157,647
	Total Short-Term Bank Debt Instruments (Cost $7,186,122)		7,186,851
	Total Investments: 101.18% (Cost $146,966,431)		148,127,653
	Net Other Assets and Liabilities: (1.18)%		(1,729,956	)(i)
	Net Assets: 100.00%		$146,397,697

Percentages are stated as a percent of net assets.

(a)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $66,271,372 representing 45.27% of net assets.
(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2012.
(c)	Interest only security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $37,112,780, representing 25.35% of net assets.
(e)	Represents a step-up bond. Rate disclosed is as of September 30, 2012.
(f)	Security in default on interest payments. Pending the outcome of the bankruptcy filing. Security deemed to be liquid under procedures approved by the Fund’s Board of Trustees.
(g)	Security in default on interest payments. The issuer defaulted on the maturity payment, pending the outcome of the bankruptcy filing. Security deemed to be liquid under the procedures approved by the Fund’s Board of Trustees.
(h)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.
(i)	Includes cash which is being held as collateral for credit default swap contracts.

CREDIT DEFAULT SWAPS CONTRACTS ON CORPORATE AND SOVEREIGN OBLIGATION ISSUES - SELL PROTECTION(j)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012(k)	Notional Amount(l)	Market Value	Upfront Premiums Received	Unrealized Depreciation
Argentina Republic	Morgan Stanley	5.000%	06/20/17	17.80%	$2,500,000	$(435,353)	$(215,715)	$(219,638)
						$(435,353)	$(215,715)	$(219,638)

(j)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(k)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(l)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

Date of Purchase	Security	Cost	Market Value	% of Net Assets
03/27/12	Special Port Vehicle Sdn Bhd, Asset Backed Bonds, Series 7
	5.200%, 07/30/13	$2,753,069	$2,799,025	1.91%

FORWARD FOREIGN CURRENCY CONTRACTS

Open Forward Foreign Currency Contracts with Unrealized Gains	Purchase/ Sale Contract	Contracts to Deliver/Receive	Expiration Date	Settlement Value	Current Value	Unrealized Gain
Mexican Pesos	Purchase	16,458,000	01/11/13	$1,200,000	$1,265,225	$65,225
Total Open Foreign Currency Contracts with Unrealized Gains						$65,225

Investment Abbreviations:

Gtd. - Guaranteed

Sec. - Secured

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Currency Abbreviations:

ARS - Argentine Peso

EUR - Euro

MYR - Malaysian Ringgit

RUB - Russian Ruble

USD - U.S. Dollar

Portfolio of Investments (Note 1)

Forward Emerging Markets Fund

September 30, 2012 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 92.69%
Brazil: 4.55%
26,100	BM&F Bovespa SA	$157,199
12,300	Cia Paranaense de Energia, Sponsored ADR	201,966
4,300	Companhia de Bebidas das Americas, Preferred ADR	164,561
		523,726
Chile: 1.97%
12,500	Corpbanca SA, ADR	226,000
China: 10.54%
109,500	China Minsheng Banking Corp., Ltd., Class H	86,424
2,500	China Petroleum & Chemical Corp., ADR	231,050
114,000	CNOOC, Ltd.	233,762
527,000	Kingsoft Corp., Ltd.	333,026
3,500	Mindray Medical International, Ltd., ADR	117,635
522,000	Zijin Mining Group Co., Ltd., Class H	210,711
		1,212,608
Colombia: 1.21%
6,048	Almacenes Exito SA	99,132
678	Ecopetrol SA, Sponsored ADR	39,955
		139,087
Egypt: 1.11%
22,100	Commercial International Bank Egypt SAE	127,378
Estonia: 1.65%
48,900	Silvano Fashion Group AS, Class A	190,035
Hong Kong: 10.11%
11,800	China Mobile, Ltd.	130,797
41,400	First Pacific Co., Ltd., Sponsored ADR	221,076
6,800	Guangdong Investment, Ltd., Unsponsored ADR	270,368
432,000	Sino Biopharmaceutical, Ltd.	159,339
120,000	SJM Holdings, Ltd.	260,922
54,000	YGM Trading, Ltd.	120,897
		1,163,399
Indonesia: 9.18%
227,000	PT AKR Corporindo Tbk	100,810
1,007,793	PT Astra Graphia Tbk	145,324
258,200	PT Bank Mandiri Tbk	221,237
330,000	PT Kalbe Farma Tbk	162,069

615,000	PT Media Nusantara Citra Tbk	167,085
33,370	PT Tambang Batubara Bukit Asam Tbk	56,488
5,200	PT Telekomunikasi Indonesia, Sponsored ADR	202,436
		1,055,449
Malaysia: 1.98%
54,100	Eng Kah Corp. Bhd	63,012
114,200	Hartalega Holdings Bhd	164,397
		227,409
Mexico: 2.06%
94,900	Grupo Bimbo SAB de CV, Series A	236,886
Nigeria: 0.44%
2,300,000	Diamond Bank Plc(a)	50,477
Philippines: 4.40%
146,300	Alliance Global Group, Inc.	51,555
471,300	Manila Water Co.	305,048
5,900	SM Investments Corp.	103,248
27,910	Universal Robina Corp.	46,567
		506,418
Poland: 3.04%
2,292	KGHM Polska Miedz SA	109,104
12,300	Powszechna Kasa Oszczednosci Bank Polski SA	136,681
927	Powszechny Zaklad Ubezpieczen SA	104,169
		349,954
Russia: 1.55%
9,700	M Video OJSC	80,840
140,593	Surgutneftegas OAO, Preferred Shares	97,009
		177,849
Singapore: 3.06%
17,800	China Yuchai International, Ltd.	226,950
31,000	SembCorp Marine, Ltd.	125,546
		352,496
South Africa: 9.15%
24,278	FirstRand, Ltd.	81,354
22,700	Gold Fields, Ltd., Sponsored ADR	291,695
4,627	Imperial Holdings, Ltd.	104,242
10,900	Kumba Iron Ore, Ltd., ADR	219,526
10,700	Santam, Ltd.	243,993
15,259	Woolworths Holdings, Ltd.	111,450
		1,052,260
South Korea: 1.72%
1,700	Able C&C Co., Ltd.	137,967
2,280	Grand Korea Leisure Co., Ltd.	60,209
		198,176
Sri Lanka: 0.71%
72,876	Commercial Bank of Ceylon Plc, Non-Voting Depository Receipt	52,929
32,724	Hatton National Bank Plc, Non-Voting Depository Receipt	28,799
		81,728

Taiwan: 6.60%
13,428	Advanced Semiconductor Engineering, Inc.	10,353
226,900	Formosan Rubber Group, Inc.	162,550
4,520	Hon Hai Precision Industry Co., Ltd.	14,185
68,700	Kinik Co.	99,721
1,468	Mega Financial Holding Co., Ltd.	1,132
89,800	Quanta Computer, Inc.	238,642
76,000	Taiwan Semiconductor Manufacturing Co., Ltd.	232,821
		759,404
Thailand: 13.05%
23,300	Bangkok Bank Pcl, Non-Voting Depository Receipt	146,855
120,400	Charoen Pokphand Foods Pcl, Non-Voting Depository Receipt	131,040
3,181,400	Jasmine International Pcl	401,034
21,100	PTT Exploration & Production Pcl	111,395
46,500	Shin Corp. Pcl, Non-Voting Depository Receipt	103,484
33,600	Siam Commercial Bank Pcl, Non-Voting Depository Receipt	183,938
90,700	SNC Former Pcl, Non-Voting Depository Receipt	80,298
213,000	Supalai Pcl, Non-Voting Depository Receipt	135,634
839,800	Thai Tap Water Supply Pcl	207,358
		1,501,036
Turkey: 2.69%
56,800	Anadolu Hayat Emeklilik AS	143,482
37,600	Cimsa Cimento Sanayi VE Tica	165,693
		309,175
United Kingdom: 1.92%
1,668	British American Tobacco Plc	85,109
6,000	Standard Chartered Plc	135,644
		220,753
	Total Common Stocks (Cost $9,758,649)	10,661,703

PREFERRED STOCKS: 2.31%
Brazil: 1.10%
8,300	Itau Unibanco Holding SA, Sponsored ADR, Preferred Shares	126,824
Russia: 1.21%
60,420	Sberbank, Preferred Shares	138,966
	Total Preferred Stocks (Cost $240,212)	265,790

Par Value		Currency
SHORT-TERM BANK DEBT INSTRUMENTS: 4.75%
	Brown Brothers Harriman & Co.-Grand Cayman
247	0.030%, due 10/01/12	ZAR	30
40,003	0.030%, due 10/01/12	HKD	5,159
	Wells Fargo Bank & Co.-San Francisco
541,349	0.030%, due 10/01/12	USD	541,349
	Total Short-Term Bank Debt Instruments (Cost $546,538)		546,538
	Total Investments: 99.75% (Cost $10,545,399)		11,474,031
	Net Other Assets and Liabilities: 0.25%		28,858
	Net Assets: 100.00%		$11,502,889

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Investment Abbreviations:

ADR - American Depositary Receipt

Currency Abbreviations:

HKD - Hong Kong Dollar

USD - U.S. Dollar

ZAR - South African Rand

Portfolio of Investments (Note 1)

Forward Endurance Long/Short Fund

September 30, 2012 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 86.74%
Consumer Discretionary: 1.20%
1,000	Starbucks Corp.	$50,750
Energy: 2.70%
2,000	Marathon Oil Corp.	59,140
500	Schlumberger, Ltd.	36,165
1,600	Solazyme, Inc.(a)	18,368
		113,673
Financials: 0.41%
2,000	GSV Capital Corp.(a)	17,260
Health Care: 2.82%
1,900	Express Scripts, Inc., Class A(a)(b)	119,073
Information Technology: 74.80%(c)
500	Apple, Inc.	333,631
4,000	Audience, Inc.(a)	24,800
460	Baidu, Inc., Sponsored ADR(a)	53,737
3,000	Cirrus Logic, Inc.(a)	115,170
5,500	EMC Corp.(a)(b)	149,985
2,000	Equinix, Inc.(a)(b)	412,101
2,700	Fusion-io, Inc.(a)	81,729
1,200	Google, Inc., Class A(a)(b)	905,399
5,000	InterXion Holding NV(a)	113,600
7,500	InvenSense, Inc.(a)	89,625
12,700	QUALCOMM, Inc.(b)	793,623
1,000	Research In Motion, Ltd.(a)	7,500
1,500	Sourcefire, Inc.(a)	73,545
		3,154,445
Materials: 4.81%
2,000	Monsanto Co.(b)	182,040
200	Praxair, Inc.	20,776
		202,816
	Total Common Stocks (Cost $3,430,976)	3,658,017

OPTIONS PURCHASED: 0.43%
40	CBOE SPX Volitility , Expires November 2012 at $17.00 Call	11,000
40	PowerShares QQQ Trust , Expires November 2012 at $69.00 Put	7,200
	Total Options Purchased (Cost $21,562)	18,200

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 15.84%
	Wells Fargo Bank & Co.-San Francisco
$668,087	0.030%, due 10/01/12	668,087
	Total Short-Term Bank Debt Instruments (Cost $668,087)	668,087
	Total Investments: 103.01% (Cost $4,120,625)	4,344,304
	Net Other Assets and Liabilities: (3.01)%	(127,150	)(d)
	Net Assets: 100.00%	$4,217,154

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security, or portion of security, is being held as collateral for short sales.
(c)	When sector categorization is categorized by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.
(d)	Includes cash which is being held as collateral for options written.

Shares		Value (Note 1)
SCHEDULE OF SECURITIES SOLD SHORT
Common Stock
(3,750)	Angie’s List, Inc.	$(39,675)
(2,000)	Blyth, Inc.	(51,980)
(590)	CARBO Ceramics, Inc.	(37,123)
(2,000)	Facebook, Inc., Class A	(43,300)
(1,750)	Fortinet, Inc.	(42,245)
(5,500)	Hewlett-Packard Co.	(93,830)
(3,000)	Intel Corp.	(68,040)
(1,000)	Jive Software, Inc.	(15,710)
(2,000)	Komatsu, Ltd.	(39,390)
(400)	LinkedIn Corp., Class A	(48,160)
(3,500)	Microsoft Corp.	(104,230)
(2,000)	NetApp, Inc.	(65,760)

(1,420)	Netflix, Inc.	(77,305)
(300)	Norfolk Southern Corp.	(19,089)
(1,000)	PACCAR, Inc.	(40,025)
(2,500)	Qualys, Inc.	(35,900)
(200)	SINA Corp.	(12,936)
(1,000)	Southwestern Energy Co.	(34,780)
(875)	Synaptics, Inc.	(21,017)
(2,000)	Synchronoss Technologies, Inc.	(45,800)
(1,500)	Tesla Motors, Inc.	(43,920)
(3,275)	VeriFone Systems, Inc.	(91,209)
(3,500)	Yahoo! Inc.	(55,912)
	Total Securities Sold Short (Proceeds $1,137,218)	$(1,127,336)

Contracts		Value (Note 1)
SCHEDULE OF OPTIONS WRITTEN
(5)	Schlumberger, Ltd., Expires November 2012, Strike Price $77.50 Call	$(380)
	Total Options Written (Proceeds $595)	$(380)

Investment Abbreviations:

ADR - American Depositary Receipt

Portfolio of Investments (Note 1)

Forward Extended MarketPlus Fund

September 30, 2012 (Unaudited)

Principal Amount		Value (Note 1)
AGENCY PASS-THROUGH SECURITIES: 29.02%
Federal Home Loan Mortgage Corp (FHLMC): 15.25%
	FHLMC
$500,000	0.500%, 02/24/15	$501,023
500,000	0.550%, 12/27/13	500,367
500,000	0.570%, 03/05/15	502,861
500,000	0.625%, 03/06/15	502,733
500,000	0.750%, 09/28/15	503,450
1,000,000	0.800%, 12/19/14	1,001,140
500,000	0.850%, 02/24/16	502,652
1,000,000	0.875%, 12/19/14	1,001,627
1,000,000	0.920%, 12/12/14	1,001,081
1,000,000	1.020%, 06/19/15	1,001,466
5,254	1.500%, 12/01/17(a)	5,388
18,515	1.805%, 06/01/20(a)	19,250
30,224	1.971%, 10/01/28(a)	31,912
118,425	2.100%, 08/01/33(a)	125,226
4,074	2.220%, 01/01/26(a)	4,245
50,334	2.236%, 09/01/28(a)	53,744
4,126	2.238%, 09/01/30(a)	4,422
4,357	2.250%, 11/01/22(a)	4,445
93,576	2.263%, 12/01/35(a)	99,648
7,224	2.269%, 09/01/27(a)	7,738
114,679	2.278%, 07/01/30(a)	122,968
6,559	2.292%, 12/01/27(a)	7,012
7,370	2.327%, 12/01/27(a)	7,876
34,082	2.335%, 02/01/34(a)	35,775
22,713	2.343%, 02/01/35(a)	23,797
25,636	2.345%, 07/01/31(a)	27,530
1,041	2.346%, 03/01/24(a)	1,052
19,952	2.350%, 02/01/35(a)	20,398
7,344	2.350%, 10/01/32(a)	7,462
10,033	2.350%, 02/01/32(a)	10,688
95,000	2.355%, 02/01/36(a)	102,106
7,962	2.355%, 10/01/31(a)	8,077
87,362	2.358%, 12/01/35(a)	92,263
47,465	2.369%, 11/01/28(a)	50,803
14,615	2.371%, 03/01/19(a)	15,025
13,981	2.375%, 04/01/32(a)	14,315
46,162	2.375%, 04/01/18(a)	47,927
14,658	2.375%, 08/01/32(a)	15,677
67,458	2.375%, 08/01/35(a)	72,063
16,301	2.382%, 11/01/26(a)	16,966
12,946	2.386%, 03/01/33(a)	13,591
7,521	2.416%, 01/01/24(a)	7,688
96,812	2.444%, 01/01/37(a)	103,884
160,975	2.477%, 03/01/32(a)	172,380
13,103	2.544%, 09/01/36(a)	14,132
4,085	2.595%, 10/01/22(a)	4,390

21,447	2.660%, 05/01/33(a)	22,878
13,824	2.681%, 01/01/37(a)	14,669
37,033	2.685%, 05/01/36(a)	39,722
36,929	2.750%, 02/01/33(a)	39,496
8,066	2.755%, 02/01/31(a)	8,661
20,612	2.760%, 06/01/37(a)	22,119
11,013	2.828%, 05/01/35(a)	11,811
50,036	2.861%, 01/01/29(a)	53,692
16,920	2.862%, 09/01/30(a)	18,117
4,847	3.124%, 06/01/19(a)	4,912
14,743	3.600%, 06/01/35(a)	14,926
62,198	5.621%, 11/01/30(a)	65,252
	FHLMC, Gold
60,017	1.874%, 07/01/29(a)	62,761
6,596	2.125%, 07/01/19(a)	6,767
17,140	2.234%, 01/01/31(a)	17,367
35,112	2.250%, 10/01/26(a)	36,909
2,863	2.276%, 12/01/22(a)	2,998
2,354	2.278%, 03/01/17(a)	2,382
23,903	2.320%, 09/01/30(a)	25,504
3,863	2.482%, 01/01/28(a)	4,160
947,073	4.000%, 12/01/41	1,037,479
30,770	4.302%, 10/01/20(a)	32,455
6,191	5.500%, 08/01/24(a)	6,653
		9,941,953
Federal National Mortgage Association (FNMA): 12.16%
	FNMA
1,000,000	0.375%, 03/16/15	1,001,356
500,000	0.600%, 11/21/13	500,173
5,966	1.488%, 06/01/21(a)	6,060
30,216	1.543%, 01/01/31(a)	31,197
56,838	1.548%, 11/01/40(a)	58,656
190,784	1.548%, 06/01/40(a)	197,333
7,468	1.548%, 07/01/40(a)	7,727
12,885	1.849%, 01/01/20(a)	13,463
24,670	1.889%, 01/01/23(a)	25,685
9,673	1.946%, 09/01/33(a)	10,225
10,264	1.968%, 12/01/24(a)	10,630
20,710	1.971%, 03/01/28(a)	22,013
12,363	1.980%, 04/01/18(a)	13,019
16,172	2.000%, 11/01/33(a)	17,188
21,398	2.019%, 09/01/27(a)	22,714
225,193	2.035%, 06/01/35(a)	238,892
7,048	2.045%, 11/01/33(a)	7,473
92,564	2.064%, 05/01/29(a)	93,959
48,647	2.070%, 02/01/25(a)	51,367
11,117	2.096%, 08/01/29(a)	11,782
406,245	2.106%, 11/01/35(a)	427,972
16,846	2.106%, 05/01/32(a)	17,761
54,006	2.125%, 10/01/34(a)	57,550
24,080	2.160%, 08/01/33(a)	25,367
11,858	2.169%, 04/01/18(a)	11,932
8,907	2.191%, 11/01/17(a)	9,495
37,592	2.202%, 10/01/32(a)	39,936
6,786	2.251%, 05/01/32(a)	7,057
51,636	2.254%, 07/01/33(a)	55,215
57,483	2.254%, 11/01/35(a)	61,303
40,125	2.255%, 01/01/35(a)	42,768
177,853	2.260%, 02/01/33(a)	189,536
68,574	2.260%, 05/01/36(a)	72,055

27,020	2.268%, 11/01/33(a)	28,890
91,993	2.268%, 02/01/33(a)	94,549
26,744	2.273%, 01/01/35(a)	28,586
26,930	2.276%, 04/01/36(a)	28,844
33,004	2.277%, 01/01/33(a)	34,802
5,263	2.279%, 07/01/29(a)	5,343
15,314	2.292%, 06/01/32(a)	16,372
28,571	2.300%, 03/01/36(a)	30,638
16,759	2.300%, 04/01/36(a)	17,934
84,117	2.300%, 05/01/33(a)	88,617
104,172	2.300%, 11/01/34(a)	110,423
44,068	2.300%, 05/01/35(a)	46,953
75,018	2.315%, 06/01/35(a)	79,972
53,035	2.320%, 11/01/35(a)	56,247
5,465	2.336%, 05/01/33(a)	5,839
140,190	2.350%, 02/01/37(a)	149,891
57,412	2.357%, 12/01/32(a)	58,580
51,265	2.358%, 03/01/38(a)	54,642
50,056	2.360%, 07/01/33(a)	50,445
3,811	2.375%, 09/01/17(a)	3,834
15,719	2.392%, 10/01/35(a)	16,696
32,185	2.396%, 09/01/39(a)	34,326
63,402	2.439%, 04/01/36(a)	67,857
17,647	2.458%, 09/01/33(a)	18,983
78,735	2.460%, 07/01/28(a)	83,314
17,405	2.474%, 12/01/32(a)	18,644
14,596	2.483%, 07/01/28(a)	15,675
50,183	2.485%, 01/01/33(a)	53,717
78,653	2.488%, 02/01/35(a)	84,004
131,564	2.490%, 12/01/34(a)	140,080
62,612	2.495%, 02/01/35(a)	66,959
43,428	2.500%, 10/01/17(a)	43,654
55,565	2.502%, 11/01/34(a)	59,300
14,303	2.504%, 12/01/32(a)	14,551
89,005	2.508%, 04/01/34(a)	91,321
112,419	2.520%, 11/01/34(a)	119,404
77,314	2.541%, 07/01/35(a)	82,742
117,798	2.585%, 07/01/34(a)	124,705
56,736	2.609%, 01/01/28(a)	61,218
9,292	2.612%, 01/01/25(a)	9,475
20,846	2.624%, 04/01/33(a)	22,227
8,612	2.633%, 04/01/33(a)	9,183
43,992	2.657%, 04/01/40(a)	47,140
36,021	2.665%, 12/01/30(a)	38,791
13,572	2.690%, 07/01/34(a)	14,713
45,427	2.743%, 03/01/35(a)	48,651
19,537	2.750%, 03/01/35(a)	20,937
54,709	2.750%, 04/01/32(a)	55,166
37,250	2.760%, 04/01/33(a)	39,834
46,312	2.777%, 12/01/35(a)	48,041
104,898	3.010%, 10/01/36(a)	107,094
6,332	3.421%, 04/01/33(a)	6,782
3,968	3.906%, 10/01/27(a)	3,999
838,526	4.000%, 12/01/41	915,375
1,934	4.300%, 02/01/18(a)	1,964
828,503	4.500%, 02/01/41	901,044
80,043	5.230%, 06/01/17(a)	84,304
		7,922,130

Government National Mortgage Association (GNMA): 1.61%
	GNMA
950,368	4.000%, 09/15/41	1,050,516
	Total Agency Pass-Through Securities (Cost $18,582,809)	18,914,599

ASSET-BACKED SECURITIES: 0.77%
	Mercedes-Benz Auto Lease Trust, Series 2012-A, Class A2
500,000	0.660%, 07/15/13	500,631
	Total Asset-Backed Securities (Cost $499,975)	500,631

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.44%
Federal Home Loan Mortgage Corp (FHLMC): 0.44%
	FHLMC, REMICS
279,109	4.000%, 08/15/22	285,358
	Total Collateralized Mortgage Obligations (Cost $287,679)	285,358

CORPORATE BONDS: 19.78%
Basic Materials: 2.12%
	Dow Chemical Co., Sr. Unsec. Notes
500,000	5.900%, 02/15/15	557,367
	WMC Finance USA, Ltd., Sr. Unsec. Notes
800,000	5.125%, 05/15/13	823,841
		1,381,208
Communications: 2.86%
	Cellco Partnership / Verizon Wireless Capital Llc, Sr. Unsec. Notes
425,000	5.550%, 02/01/14	452,243
	McGraw-Hill Cos., Inc., Sr. Unsec. Notes
1,000,000	5.375%, 11/15/12	1,005,477
	NBCUniversal Media Llc, Sr. Unsec. Notes
400,000	2.100%, 04/01/14	408,546
		1,866,266
Consumer Non-Cyclical: 5.06%
	Abbott Laboratories, Sr. Unsec. Notes
500,000	2.700%, 05/27/15	529,151
	Coca-Cola Co., Sr. Unsec. Notes
1,250,000	0.750%, 03/13/15	1,261,822

	Colgate-Palmolive Co., Sr. Unsec. Medium-Term Notes
400,000	2.625%, 05/01/17	431,398
	Cornell University, Sr. Unsec. Notes
500,000	4.350%, 02/01/14	526,141
	Genzyme Corp., Sr. Unsec. Notes
250,000	3.625%, 06/15/15	270,132
	WellPoint, Inc., Unsec. Notes
250,000	5.250%, 01/15/16	280,588
		3,299,232
Energy: 0.41%
	Noble Holding International, Ltd., Sr. Unsec. Notes
250,000	3.450%, 08/01/15	264,637
Financials: 6.99%
	Bank of America Corp., Sr. Unsec. Notes
1,000,000	0.314%, 10/15/12(a)	960,181
2,000,000	0.721%, 11/21/12(a)	1,896,573
	Branch Banking & Trust Co., Sub. Notes
784,000	0.734%, 05/23/17(a)	753,375
	Caterpillar Financial Services Corp., Sr. Unsec. Medium-Term Notes
400,000	6.200%, 09/30/13	423,330
	Caterpillar Financial Services Corp., Sr. Unsec. Notes
500,000	2.050%, 08/01/16	521,739
		4,555,198
Industrials: 0.78%
	Union Pacific Corp., Sr. Unsec. Notes
500,000	5.450%, 01/31/13	508,265
Technology: 1.08%
	International Business Machines Corp., Sr. Unsec. Notes
695,000	0.875%, 10/31/14	701,656
Utilities: 0.48%
	Niagara Mohawk Power Corp., Sr. Unsec. Notes
300,000	3.553%, 10/01/14(b)	315,020
	Total Corporate Bonds (Cost $12,962,927)	12,891,482

MUNICIPAL BONDS: 3.63%
	Cook County Community High School District, No. 219 Niles Township, Series C, General Obligation Limited Taxable Bonds
520,000	2.700%, 12/01/14	541,694
	Georgia Municipal Gas Authority, Taxable, Revenue Bonds, Gas Portfolio III
300,000	1.770%, 10/01/13	301,833

	Kansas State Development Finance Authority, Taxable Refunding Revenue Bonds, (University of Kansas Center for Research), Series E-2
500,000	2.000%, 02/01/13	502,880
	Ohio State Water Development Authority Water Pollution Control, Taxable Refunding Revenue Bonds, (Water Quality), Series A
500,000	0.814%, 06/01/15	505,875
	Port of Seattle Washington, Taxable Refunding Revenue Bonds, (Intermediate Lien), Series C
500,000	1.762%, 11/01/16	510,145
	Total Municipal Bonds (Cost $2,327,012)	2,362,427

STRUCTURED NOTES: 0.69%
	Barclays Bank Plc, Bank Guaranteed Note Linked to the Barclays ComBATS 12 Total Return Index
500,000	0.000%, 06/25/13(b)	448,053
	Total Structured Notes (Cost $500,000)	448,053

U.S. TREASURY BONDS & NOTES: 16.93%
	U.S. Treasury Notes
3,000,000	2.250%, 01/31/15	3,138,282
3,000,000	2.375%, 02/28/15	3,151,641
1,500,000	2.500%, 03/31/15	1,583,438
3,000,000	2.625%, 12/31/14	3,160,080
	Total U.S. Treasury Bonds & Notes (Cost $11,005,316)	11,033,441
Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 14.91%
	JPMorgan Chase-New York
$9,718,719	0.030%, due 10/01/2012	9,718,719
	Total Short-Term Bank Debt Instruments (Cost $9,718,719)	9,718,719
	Total Investments: 86.17% (Cost $55,884,437)	56,154,710
	Net Other Assets and Liabilities: 13.83%	9,014,528	(c)
	Net Assets: 100.00%	$65,169,238

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2012.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $763,073, representing 1.17% of net assets.
(c)	Includes cash which is being held as collateral for swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays/Receives	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Barclays Capital	Barclays Capital PRISM Index	125 Bps	Total Return	01/28/13	$17,000,000	$523,574
Bank of America	Bank of America Merrill Lynch Russell	1-month LIBOR
Merrill Lynch	2500 Total Return Index	plus 5 Bps	Total Return	07/26/13	55,000,396	5,590,786
Bank of America	Bank of America Merrill Lynch Russell	1-month LIBOR
Merrill Lynch	2500 Total Return Index	plus 1 Bps	Total Return	10/26/12	4,491,923	(14)
Credit Suisse	Credit Suisse Cross Asset Basket Index	7.8 Bps	Total Return	12/20/12	14,500,000	(202,123)
					$90,992,319	$5,912,223

Investment Abbreviations:

Bps - Basis Points

LIBOR - London Interbank Offered Rate

REMICS - Real Estate Mortgage Investment Conduits

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Portfolio of Investments (Note 1)

Forward Focus Fund

September 30, 2012 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 93.12%
Consumer Discretionary: 7.38%
2,600	Cash America International, Inc.	$100,282
7,000	Steiner Leisure, Ltd.(a)	325,850
4,000	Tiffany & Co.	247,520
		673,652
Consumer Staples: 6.92%
5,010	Ingredion, Inc.	276,352
4,000	McCormick & Co., Inc.	248,160
8,500	Rocky Mountain Chocolate Factory, Inc.	107,610
		632,122
Energy: 2.91%
7,450	World Fuel Services Corp.	265,295
Financials: 15.01%
30,000	American Equity Investment Life Holding Co.	348,900
6,500	City National Corp.	334,815
9,200	First of Long Island Corp.	283,452
11,000	Raymond James Financial, Inc.	403,150
		1,370,317
Health Care: 12.57%
3,930	Techne Corp.	282,724
5,000	Teleflex, Inc.	344,200
2,700	The Cooper Companies, Inc.	255,042
4,400	Varian Medical Systems, Inc.(a)	265,408
		1,147,374
Industrials: 17.56%
8,110	Advisory Board Co.(a)	387,901
24,400	Houston Wire & Cable Co.	262,544
20,200	John Bean Technologies Corp.	329,866
6,550	Nordson Corp.	383,961
9,000	Robert Half International, Inc.	239,670
		1,603,942
Information Technology: 17.72%
17,800	Broadridge Financial Solutions, Inc.	415,274
4,010	DST Systems, Inc.	226,806
28,000	eMagin Corp.(a)	115,360
5,600	Littelfuse, Inc.	316,623
5,850	MICROS Systems, Inc.(a)	287,352
5,400	Trimble Navigation, Ltd.(a)	257,364
		1,618,779

Materials: 13.05%
5,200	Albemarle Corp.	273,936
4,300	Bemis Co., Inc.	135,321
2,082	Martin Marietta Materials, Inc.	172,535
13,000	Neenah Paper, Inc.	372,320
5,470	Scotts Miracle-Gro Co., Class A	237,781
		1,191,893
	Total Common Stocks (Cost $7,328,696)	8,503,374
Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 7.10%
	Wells Fargo Bank & Co.-San Francisco
$648,499	0.030%, due 10/01/12	648,499
	Total Short-Term Bank Debt Instruments
	(Cost $648,499)	648,499
	Total Investments: 100.22% (Cost $7,977,195)	9,151,873
	Net Other Assets and Liabilities: (0.22)%	(20,468)
	Net Assets: 100.00%	$9,131,405

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Portfolio of Investments (Note 1)

Forward Frontier Strategy Fund

September 30, 2012 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 4.28%
Commercial Banks: 1.18%
10,444	Banco Macro SA, ADR(a)	$148,096
33,034	Banque Audi sal- Audi Saradar Group, GDR	194,900
10,781	BBVA Banco Frances SA, ADR(a)	44,202
20,210	BLOM Bank SAL, GDR	160,670
20,616	Grupo Financiero Galicia SA, ADR	119,367
27,825	Halyk Savings Bank of Kazakhstan JSC, GDR(a)	194,775
9,554	Kazkommertsbank, GDR(a)	23,875
		885,885
Diversified Telecommunication Services: 0.39%
29,078	Telecom Argentina SA, ADR	291,071
Oil & Gas: 0.45%
26,706	YPF SA, Sponsored ADR	347,177
Oil, Gas & Consumable Fuels: 1.74%
64,678	KazMunaiGas Exploration Production, GDR	1,193,309
12,036	Petrobras Energia SA, ADR(a)	110,611
		1,303,920
Real Estate: 0.52%
30,500	SOLIDERE, GDR	384,301
	Total Common Stocks (Cost $4,390,848)	3,212,354

EXCHANGE-TRADED FUNDS: 0.84%
39,113	Market Vectors Vietnam ETF	627,764
	Total Exchange-Traded Funds (Cost $964,444)	627,764

Principal

Amount

AGENCY PASS-THROUGH SECURITIES: 29.16%
Federal Home Loan Bank (FHLB): 2.18%
	FHLB
$100,000	4.750%, 11/14/14	109,477
1,400,000	5.250%, 06/18/14	1,521,199
		1,630,676
Federal Home Loan Mortgage Corp (FHLMC): 9.77%
	FHLMC
400,000	0.300%, 02/22/16(b)	399,919
300,000	0.550%, 12/27/13	300,220
500,000	0.570%, 03/05/15	502,861
250,000	0.625%, 03/06/15	251,367
500,000	0.750%, 09/28/15	503,450
570,267	0.840%, 03/01/30(b)	587,063
250,000	0.850%, 02/24/16	251,326
500,000	0.875%, 12/19/14	500,814
627,557	0.878%, 02/01/30(b)	643,020
500,000	0.920%, 12/12/14	500,541
411,889	0.946%, 04/01/30(b)	423,682
500,000	1.375%, 02/25/14	508,084
500,000	1.625%, 04/15/13	503,914
85,115	2.097%, 08/01/19(b)	90,561
27,965	2.220%, 01/01/36(b)	29,648
74,360	2.231%, 06/01/30(b)	77,933
41,555	2.236%, 09/01/28(b)	44,370
17,143	2.336%, 05/01/31(b)	18,372
21,165	2.345%, 07/01/31(b)	22,728
24,156	2.349%, 11/01/32(b)	25,187
47,196	2.375%, 02/01/34(b)	50,035
249,280	2.396%, 05/01/35(b)	266,852
38,240	2.413%, 12/01/30(b)	39,839
51,153	2.455%, 04/01/32(b)	51,366
5,183	2.498%, 07/01/29(b)	5,501
12,947	2.500%, 08/01/31(b)	13,033
40,831	2.520%, 06/01/36(b)	43,759
41,576	2.547%, 08/01/35(b)	44,641
52,408	2.580%, 12/01/36(b)	56,226
69,523	2.637%, 08/01/17(b)	70,053
44,021	2.654%, 08/01/36(b)	44,478
3,799	2.655%, 03/01/18(b)	3,869
16,783	2.658%, 08/01/31(b)	17,050
16,051	2.695%, 03/01/36(b)	17,238
32,136	2.872%, 08/01/37(b)	34,172
23,039	2.875%, 04/01/33(b)	24,678
54,669	2.890%, 01/01/37(b)	58,808
75,284	2.920%, 05/01/33(b)	80,886
25,324	2.975%, 06/01/37(b)	26,649
7,405	3.155%, 12/01/18(b)	7,444
188,693	5.933%, 11/01/19(b)	199,489
		7,341,126

Federal National Mortgage Association (FNMA): 12.02%
	FNMA
1,400,000	0.375%, 03/16/15	1,401,898
500,000	0.600%, 11/21/13	500,173
97,721	1.348%, 10/01/44(b)	99,780
314,464	1.348%, 09/01/44(b)	319,994
113,869	1.548%, 06/01/40(b)	117,778
13,135	1.849%, 01/01/20(b)	13,725
50,520	1.875%, 07/01/21(b)	51,580
30,092	2.013%, 11/01/18(b)	31,774
913,881	2.089%, 03/01/36(b)	963,358
149,529	2.117%, 11/01/35(b)	157,311
42,914	2.124%, 03/01/18(b)	43,824
97,866	2.139%, 08/01/34(b)	103,208
177,470	2.164%, 06/01/34(b)	185,984
933,072	2.168%, 01/01/34(b)	983,065
16,303	2.203%, 08/01/30(b)	17,381
40,206	2.210%, 05/01/25(b)	40,839
2,000,000	2.250%, 03/15/16	2,119,957
59,419	2.292%, 06/01/32(b)	63,522
60,999	2.333%, 01/01/35(b)	65,492
21,035	2.365%, 11/01/29(b)	22,494
13,207	2.366%, 05/01/18(b)	13,331
25,560	2.397%, 10/01/34(b)	27,301
93,820	2.403%, 10/01/33(b)	100,072
5,636	2.418%, 02/01/37(b)	6,020
75,044	2.440%, 06/01/29(b)	76,634
124,700	2.445%, 08/01/33(b)	132,388
43,346	2.455%, 05/01/36(b)	46,179
14,569	2.458%, 09/01/33(b)	15,673
442,244	2.480%, 05/01/34(b)	471,285
76,344	2.520%, 11/01/33(b)	77,801
18,220	2.625%, 08/01/23(b)	19,473
122,373	2.652%, 10/01/34(b)	130,844
166,321	2.758%, 07/01/35(b)	179,008
34,057	2.780%, 03/01/36(b)	35,262
31,129	2.810%, 06/01/34(b)	33,483
96,191	2.815%, 06/01/34(b)	97,107
76,731	2.865%, 08/01/24(b)	80,887
38,795	2.935%, 03/01/19(b)	39,090
39,449	3.245%, 08/01/18(b)	41,716
29,771	3.262%, 05/01/19(b)	30,423
3,235	3.540%, 03/01/15(b)	3,298
58,196	4.108%, 11/01/21(b)	58,779
		9,019,191
Government National Mortgage Association (GNMA): 5.19%
	GNMA
226,233	1.625%, 10/20/33(b)	235,588
93,186	1.625%, 09/20/21(b)	96,504
77,142	1.625%, 08/20/25(b)	79,888
359,835	1.750%, 05/20/34(b)	374,924
151,939	1.750%, 05/20/36(b)	158,310
219,432	1.750%, 05/20/31(b)	228,634
435,066	1.750%, 04/20/34(b)	453,310
82,404	2.125%, 01/20/37(b)	86,124
60,438	3.000%, 11/20/36(b)	63,396
924,579	3.000%, 10/20/26	994,377
990,804	3.500%, 07/20/27	1,067,236
63,071	4.253%, 10/16/30	63,235
		3,901,526
	Total Agency Pass-Through Securities (Cost $21,662,230)	21,892,519

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.28%
Federal Home Loan Mortgage Corp (FHLMC): 0.28%
	FHLMC, REMICS
200,272	4.000%, 03/15/26	212,784
	Total Collateralized Mortgage Obligations (Cost $211,690)	212,784

CORPORATE BONDS: 14.94%
Communications: 0.55%
	Verizon New York, Inc., Sr. Unsec. Notes
400,000	7.000%, 05/01/13	414,357
Consumer Non-Cyclical: 1.82%
	Abbott Laboratories, Sr. Unsec. Notes
500,000	2.700%, 05/27/15	529,152
	Genzyme Corp., Sr. Unsec. Notes
500,000	3.625%, 06/15/15	540,263
	Quest Diagnostics, Inc., Gtd. Notes
300,000	1.223%, 03/24/14(b)	302,275
		1,371,690
Energy: 1.75%
	Dominion Resources, Inc., Sr. Unsec. Notes
345,000	1.950%, 08/15/16	356,973
	Noble Holding International, Ltd., Sr. Unsec. Notes
500,000	3.450%, 08/01/15	529,273
	Total Capital SA, Sr. Unsec. Notes
400,000	3.125%, 10/02/15	429,796
		1,316,042
Financials: 8.65%
	Caterpillar Financial Services Corp., Sr. Unsec. Notes
500,000	2.050%, 08/01/16	521,739
	Fifth Third Bank, Sr. Unsec. Notes
690,000	0.545%, 05/17/13(b)	689,209
	ING Bank NV, Sr. Notes
1,500,000	1.775%, 10/18/13(b)(c)	1,510,857
	Merrill Lynch & Co. Inc., Sr. Unsec. Medium-Term Notes
1,450,000	0.915%, 01/15/15(b)	1,404,523
	MetLife Institutional Funding II, Sec. Notes
650,000	1.368%, 04/04/14(b)(c)	655,394

	National Australia Bank, Ltd., Sr. Unsec. Notes
1,700,000	1.178%, 04/11/14(b)	1,711,424
		6,493,146
Industrials: 0.42%
	Emerson Electric Co., Sr. Unsec. Notes
100,000	5.000%, 12/15/14	109,460
	Union Pacific Corp., Sr. Unsec. Notes
200,000	5.450%, 01/31/13	203,306
		312,766
Technology: 1.75%
	Dell, Inc., Sr. Unsec. Notes
1,300,000	1.061%, 04/01/14(b)	1,310,355
	Total Corporate Bonds (Cost $11,184,186)	11,218,356

MUNICIPAL BONDS: 2.10%
	Georgia Municipal Gas Authority, Taxable, Revenue Bonds, Gas Portfolio III
300,000	1.770%, 10/01/13	301,833
	Kansas State Development Finance Authority, Taxable Refunding Revenue Bonds (University of Kansas Center for Research), Series E-2
250,000	2.000%, 02/01/13	251,440
	Nebraska State Public Power District, Taxable General Obligation Revenue Bonds, Series B
500,000	4.850%, 01/01/14	526,750
	New Jersey State Economic Development Authority, Taxable Revenue Bonds (Build America Bonds)
500,000	1.389%, 06/15/13(b)	500,535
	Total Municipal Bonds (Cost $1,576,977)	1,580,558

U.S. TREASURY BONDS & NOTES: 15.69%
	U.S. Treasury Notes
2,500,000	2.125%, 11/30/14	2,600,978
3,750,000	2.375%, 09/30/14	3,910,255
2,500,000	2.500%, 03/31/15	2,639,063
2,500,000	2.625%, 12/31/14	2,633,400
		11,783,696
	Total U.S. Treasury Bonds & Notes (Cost $11,612,002)	11,783,696

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 30.43%
	Wells Fargo Bank & Co.-San Francisco
$22,845,740	0.030%, due 10/01/12	22,845,740
	Total Short-Term Bank Debt Instruments (Cost $22,845,740)	22,845,740
	Total Investments: 97.72% (Cost $74,448,117)	73,373,771
	Net Other Assets and Liabilities: 2.28%	1,714,298	(d)
	Net Assets: 100.00%	$75,088,069

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2012.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $2,166,251, representing 2.88% of net assets.
(d)	Includes cash which is being held as collateral for swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Barclays Capital	MSCI Croatia Index	1-month LIBOR plus 70 Bps	Total Return	04/30/13	$1,106,979	$28,749
Barclays Capital	MSCI GCC Countries ex-Saudi Arabia Index	1-month LIBOR plus 75 Bps	Total Return	11/27/12	20,765,136	(8,752)
Barclays Capital	MSCI Slovenia Index	1-month LIBOR plus 70 Bps	Total Return	04/30/13	1,032,112	13,959
Goldman Sachs	MSCI FM Daily Net Total Return Index	1-month LIBOR plus 120 Bps	Total Return	04/30/13	20,198,031	170,686
Goldman Sachs	MSCI FM Daily Net Total Return Index	1-month LIBOR plus 120 Bps	Total Return	04/30/13	20,355,637	13,080
Morgan Stanley	Nigeria/Kenya Basket of Securities	FEDEF - 1D plus 225 Bps	Total Return	10/29/13	3,662,415	36,250
Morgan Stanley	Pakistan Equity Basket of Securities	FEDEF - 1D plus 225 Bps	Total Return	10/31/13	1,827,339	2,924
Morgan Stanley	Sri-Lanka Basket of Securities	FEDEF - 1D plus 225 Bps	Total Return	01/02/14	645,958	26,470
					$69,593,607	$283,366

Investment Abbreviations:

ADR - American Depositary Receipt

Bps - Basis Points

ETF - Exchange Traded Fund

FEDEF-1D - Federal Funds Effective Rate (Daily)

GCC - Gulf Cooperation Council

GDR - Global Depositary Receipt

Gtd. - Guaranteed

LIBOR - London Interbank Offered Rate

MSCI - Morgan Stanley Capital International

REMICS - Real Estate Mortgage Investment Conduits

Sec. - Secured

Sr. - Senior

Unsec. - Unsecured

Portfolio of Investments (Note 1)

Forward Global Credit Long/Short Fund

September 30, 2012 (Unaudited)

Shares			Value (Note 1)
COMMON STOCKS: 2.25%
Colombia: 2.25%
5,000	Pacific Rubiales Energy Corp.		$119,150
	Total Common Stocks (Cost $131,940)		119,150
Principal Amount		Currency
FOREIGN GOVERNMENT OBLIGATIONS: 11.44%
Argentina: 11.44%
	Provincia de Buenos Aires, Sr. Unsec. Notes
100,000	10.875%, 01/26/21(a)	USD	73,500
450,000	11.750%, 10/05/15(b)	USD	407,250
	Republic of Argentina, Sr. Unsec. Notes
4,000,000	0.000%, 12/15/35(c)(d)	ARS	125,173
			605,923
	Total Foreign Government Obligations (Cost $566,174)		605,923

ASSET-BACKED SECURITIES: 9.85%
China: 9.85%
	Sealane Trade Finance, Ltd., Series 2011-1X, Class A
300,000	14.438%, 02/12/16(c)	USD	311,424
	Start CLO, Ltd., 2011-7A, Class A
200,000	15.408%, 06/09/15(c)	USD	210,134
			521,558
	Total Asset-Backed Securities (Cost $496,304)		521,558

CONVERTIBLE CORPORATE BONDS: 2.95%
Indonesia: 2.95%
	Enercoal Resources Pte, Ltd.
200,000	9.250%, 08/05/14	USD	156,000
	Total Convertible Corporate Bonds (Cost $190,510)		156,000

CORPORATE BONDS: 67.93%
Argentina: 1.44%
	Empresa Distribuidora Y Comercializadora Norte, Sr. Unsec. Notes
150,000	9.750%, 10/25/22(b)	USD	76,500
Brazil: 8.05%
	Banco Cruzeiro do Sul SA, Sr. Unsec. Notes
100,000	7.000%, 07/08/13	USD	18,000
350,000	8.250%, 01/20/16(b)	USD	63,000
	OSX 3 Leasing BV, Gtd. Notes
200,000	9.250%, 03/20/15	USD	208,160
	Sifco SA, Unsec. Notes
200,000	11.500%, 06/06/16(b)	USD	137,000
			426,160
Chile: 2.72%
	Inversiones Alsacia SA, Sec. Notes
140,334	8.000%, 08/18/18(b)	USD	144,174
Hong Kong: 3.02%
	CFG Investment SAC, Unsec. Notes
200,000	9.750%, 07/30/19(a)	USD	160,000
Indonesia: 4.04%
	Berau Capital Resources Pte, Ltd., First Lien Notes
200,000	12.500%, 07/08/15(a)	USD	214,000
Kazakhstan: 4.41%
	BTA Bank JSC, Sr. Unsec. Bonds
700,000	10.750%, 07/01/18(b)(c)(e)(f)	USD	136,500
	Tristan Oil Ltd., First Lien Notes
252,000	10.500%, 01/01/12(b)(g)	USD	97,335
			233,835
Malaysia: 5.87%
	Special Port Vehicle Sdn Bhd, Asset Backed Bonds, Series 7
1,000,000	5.200%, 07/30/13(h)	MYR	311,003
Mexico: 7.65%
	Grupo Senda Autotransporte SA de CV, Sr. Sec. Notes
300,000	10.500%, 10/03/15(b)	USD	313,500
	Maxcom Telecomunicaciones SAB de CV, Sr. Sec. Notes, Series B
150,000	11.000%, 12/15/14	USD	91,500
			405,000

Nigeria: 8.31%
	Access Finance BV, Unsec. Notes
200,000	7.250%, 07/25/17(a)	USD	210,424
	Afren Plc, First Lien Notes
200,000	11.500%, 02/01/16(b)	USD	229,444
			439,868
Poland: 3.80%
	PKO Finance AB, Sr. Unsec. Notes
200,000	4.630%, 09/26/22(a)	USD	201,100
Russia: 4.06%
	Promsvyazbank OJSC Via PSB Finance SA, Sec. Notes
200,000	11.250%, 07/08/16	USD	215,000
Turkey: 2.21%
	Yuksel Insaat AS, Sr. Unsec. Notes
150,000	9.500%, 11/10/15(b)	USD	117,000
Ukraine: 1.93%
	Naftogaz Ukraine, Unsec. Notes
100,000	9.500%, 09/30/14	USD	102,130
United States: 1.91%
	MF Global Holdings, Ltd., Sr. Unsec. Notes
200,000	6.250%, 08/08/16(f)	USD	101,281
Venezuela: 8.51%
	CA La Electricidad de Caracas, Sr. Unsec. Notes
200,000	8.500%, 04/10/18	USD	149,000
	Petroleos De Venezue SA, Sr. Unsec. Notes
200,000	5.000%, 10/28/15	USD	170,500
	Sidetur Finance BV, Sr. Unsec. Notes
155,000	10.000%, 04/20/16(b)	USD	131,750
			451,250
	Total Corporate Bonds (Cost $4,083,292)		3,598,301

Par Value		Currency
SHORT-TERM BANK DEBT INSTRUMENTS: 7.76%
	Brown Brothers Harriman & Co.-Grand Cayman
3,246	0.030%, due 10/01/12	EUR	4,172

	Wells Fargo Bank & Co.-San Francisco
406,783	0.030%, due 10/01/12	USD	406,783
	Total Short-Term Bank Debt Instruments (Cost $410,851)		410,955
	Total Investments: 102.18% (Cost $5,879,071)		5,411,887
	Net Other Assets and Liabilities: (2.18)%		(115,508)
	Net Assets: 100.00%		$5,296,379

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $859,024, representing 16.22% of net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $1,853,453 representing 34.99% of net assets.
(c)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2012.
(d)	Interest only security.
(e)	Represents a step-up bond. Rate disclosed is as of September 30, 2012.
(f)	Security in default on interest payments. Pending the outcome of the bankruptcy filing. Security deemed to be liquid under the procedures approved by the Fund’s Board of Trustees.
(g)	Security in default on interest payments. The issuer defaulted on the maturity payment, pending the outcome of the bankruptcy filing. Security deemed to be liquid under the procedures approved by the Fund’s Board of Trustees.
(h)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

CREDIT DEFAULT SWAPS CONTRACTS ON CORPORATE AND SOVEREIGN OBLIGATION ISSUES - BUY PROTECTION(i)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2012(k)	Notional Amount(l)	Market Value	Upfront Premiums Paid	Unrealized Depreciation
Czech Republic	Bank of America	(1.000%)	12/20/17	0.903%	$500,000	$(2,492)	$4,310	$(6,802)
China Development Bank	Morgan Stanley	(1.000%)	12/20/16	1.014%	1,000,000	7,238	85,255	(78,017)
Federal Republic of Germany	Credit Suisse	(0.250%)	12/20/17	0.537%	1,000,000	14,712	22,345	(7,634)
State of Israel	BNP Paribas	(1.000%)	06/20/17	1.462%	1,000,000	23,637	45,878	(22,241)
Markit Itrx Corp.	Credit Suisse	(1.000%)	12/20/17	2.636%	1,500,000	116,882	126,580	(9,697)
						$159,977	$284,368	$(124,391)

CREDIT DEFAULT SWAPS CONTRACTS ON CORPORATE AND SOVEREIGN OBLIGATION ISSUES - SELL PROTECTION(j)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2012(k)	Notional Amount(l)	Market Value	Upfront Premiums Received	Unrealized Depreciation
Argentina Republic	Morgan Stanley	5.000%	06/20/17	17.80%	$500,000	$(87,071)	$(43,143)	$(43,928)
						$(87,071)	$(43,143)	$(43,928)

(i)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(j)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(k)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(l)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

Date of Purchase	Security	Cost	Market Value	% of Net Assets
3/27/12	Special Port Vehicle Sdn Bhd, Asset Backed Bonds, Series 7
	5.200%, 07/30/13	$305,897	$311,003	5.87%

FORWARD FOREIGN CURRENCY CONTRACTS

Open Forward Foreign Currency Contracts with Unrealized Gains	Purchase/ Sale Contract	Contracts to Deliver/Receive	Expiration Date	Settlement Value	Current Value	Unrealized Gain
Mexican Pesos	Purchase	4,114,500	01/11/13	$300,000	$316,306	$16,306
Total Forward Foreign Currency Contract with Unrealized Gains						$16,306

Open Forward Foreign Currency Contracts with Unrealized Losses	Purchase/ Sale Contract	Contracts to Deliver/Receive	Expiration Date	Settlement Value	Current Value	Unrealized Loss
Ukrakine Hyrvnia	Sale	4,625,000	01/13/13	$500,000	$539,925	$(39,925)
Total Forward Foreign Currency Contract with Unrealized Losses						$(39,925)

Investment Abbreviations:

Gtd. - Guaranteed

Sec. - Secured

Sr. - Senior

Unsec. - Unsecured

Currency Abbreviations:

ARS - Argentinian Pesos

EUR - Euro

MYR - Malaysian Ringgit

USD - U.S. Dollar

Portfolio of Investments (Note 1)

Forward Global Infrastructure Fund

September 30, 2012 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 92.56%
Australia: 3.54%
125,000	Sydney Airport	$409,734
581,765	Transurban Group	3,620,794
55,000	UGL, Ltd.	597,330
		4,627,858
Brazil: 5.67%
82,500	BM&F BOVESPA SA	496,892
42,500	Bradespar SA	585,325
248,100	Companhia de Concessoes Rodoviarias	2,207,781
56,500	Companhia Energetica de Minas Gerais, Sponsored ADR	684,780
100,000	Ecorodovias Infraestrutura e Logistica SA	864,225
410,000	EDP - Energias do Brasil SA	2,572,549
		7,411,552
Canada: 2.57%
23,000	Potash Corp. of Saskatchewan, Inc.	998,660
52,000	TransCanada Corp.	2,366,473
		3,365,133
Chile: 0.88%
70,000	Enersis SA, Sponsored ADR	1,147,300
China: 9.20%
207,500	Anhui Conch Cement Co. Ltd., Class H	646,259
625,000	Anhui Expressway Co., Ltd., Class H	268,408
415,000	China Shenhua Energy Co., Ltd., Class H	1,610,965
700,000	ENN Energy Holdings, Ltd.	2,947,492
2,437,000	Harbin Electric Co., Ltd. Class H	1,873,153
2,205,000	Jiangsu Expressway Co., Ltd.	1,828,483
1,724,000	Shenzhen Expressway Co., Ltd., Class H	622,539
2,833,000	Sichuan Expressway Co., Ltd.	789,172
2,675,000	Sound Global, Ltd.	1,166,171
401,000	Zhejiang Expressway Co., Ltd.	279,261
		12,031,903
France: 6.43%
10,500	Aeroports de Paris	837,377
335,000	Groupe Eurotunnel SA	2,359,955
122,500	Vinci SA	5,217,639
		8,414,971
Germany: 3.68%
52,500	Fraport AG Frankfurt Airport Services Worldwide	3,036,267
14,300	Siemens AG	1,426,178
3,500	Siemens AG, ADR	350,525
		4,812,970

Hong Kong: 7.81%
105,000	Beijing Enterprises Holdings, Ltd.	700,086
632,832	China Merchants Holdings International Co., Ltd.	1,950,553
1,778,804	COSCO Pacific, Ltd.	2,486,730
874,000	First Pacific Co., Ltd.	950,190
354,500	MTR Corp., Ltd.	1,344,111
1,572,159	Noble Group, Ltd.	1,697,450
2,300,000	Yuexiu Transport Infrastructure, Ltd.	1,088,592
		10,217,712
Indonesia: 5.01%
6,250,500	Perusahaan Gas Negara Persero Tbk PT	2,694,181
1,725,000	PT AKR Corporindo Tbk	766,066
1,825,500	Tambang Batubara Bukit Asam Persero Tbk PT	3,090,188
		6,550,435
Italy: 4.18%
195,000	Atlantia SpA	3,027,063
177,500	Danieli & C. Officine Meccaniche SpA	2,447,474
		5,474,537
Japan: 5.28%
12,000	East Japan Railway Co.	794,977
170,000	Hitachi, Ltd.	945,413
285	INPEX Corp.	1,699,994
65,500	Kurita Water Industries, Ltd.	1,451,172
374,000	Sankyu, Inc.	1,413,762
110,000	Tokyo Gas Co., Ltd.	606,099
		6,911,417
Mexico: 0.24%
3,500	Grupo Aeroportuario del Sureste SAB de CV, ADR	310,100
Netherlands: 1.56%
9,500	Chicago Bridge & Iron Co., NV	361,855
23,961	Koninklijke Vopak NV	1,682,424
		2,044,279
Singapore: 3.03%
2,000,000	CSE Global, Ltd.	1,417,862
791,000	Hutchison Port Holdings Trust	573,475
67,420	Keppel Corp., Ltd.	626,294
290,000	SembCorp Industries, Ltd.	1,339,879
		3,957,510
South Africa: 1.02%
22,000	Kumba Iron Ore, Ltd.	1,329,357
South Korea: 1.48%
5,500	Samsung Engineering Co., Ltd.	950,132
7,500	SK Telecom Co., Ltd.	991,969
		1,942,101

Switzerland: 3.49%
136,500	ABB, Ltd.		2,560,191
21,000	ABB, Ltd., Sponsored ADR		392,700
1,900	Flughafen Zuerich AG		779,798
35,000	Foster Wheeler AG(a)		838,600
			4,571,289
United Kingdom: 4.65%
55,000	AMEC Plc		1,017,811
375,000	Centrica Plc		1,984,999
27,000	Ensco Plc, Sponsored ADR(b)		1,473,120
71,254	Scottish & Southern Energy Plc		1,601,653
			6,077,583
United States: 22.84%
42,500	AECOM Technology Corp.(a)		899,300
100,000	AES Corp.(a)		1,097,000
17,500	American Tower Corp. (b)		1,249,325
40,000	CSX Corp.		830,000
27,500	Eaton Corp.		1,299,650
35,263	Energen Corp.		1,848,134
6,000	Fluor Corp.		337,680
46,000	Freeport-McMoRan Copper & Gold, Inc.		1,820,680
22,000	Gardner Denver, Inc.		1,329,020
11,000	Joy Global, Inc.		616,660
50,700	KBR, Inc.		1,511,874
175,000	McDermott International, Inc.(a)(b)		2,138,500
49,000	National Fuel Gas Co.		2,647,960
23,000	Norfolk Southern Corp.		1,463,490
20,500	Oil States International, Inc.(a)		1,628,930
102,000	Peabody Energy Corp.		2,273,580
25,300	Rentech, Inc.(a)		62,238
8,000	SBA Communications Corp., Class A(a)(b)		503,200
180,934	Williams Cos., Inc.(b)		6,327,263
			29,884,484
	Total Common Stocks (Cost $113,737,771)		121,082,491

PREFERRED STOCKS: 1.43%
Brazil: 1.43%
114,500	Cia Paranaense de Energia, Preferred Shares, Series B		1,869,503
	Total Preferred Stocks (Cost $2,392,196)		1,869,503

Par Value		Currency
SHORT-TERM BANK DEBT INSTRUMENTS: 7.89%
	Brown Brothers Harriman & Co.-Grand Cayman
114,202,404	0.030%, due 10/01/12	JPY	1,463,384
3,216,990	0.030%, due 10/01/12	ZAR	386,518

58,699	0.030%, due 10/01/12	GBP	94,788
621,876	0.030%, due 10/01/12	CHF	661,219
683,701	0.030%, due 10/01/12	EUR	878,590
	JPMorgan Chase-New York
1,773,665	0.030%, due 10/01/12	HKD	228,740
857,664	0.030%, due 10/01/12	SGD	698,879
143,193	0.030%, due 10/01/12	AUD	148,535
210,621	0.030%, due 10/01/12	CAD	214,242
	Well Fargo Bank & Co.-San Francisco
5,552,675	0.030%, due 10/01/12	USD	5,552,675
	Total Short-Term Bank Debt Instruments (Cost $10,334,723)		10,327,570
	Total Investments: 101.88% (Cost $126,464,690)		133,279,564
	Net Other Assets and Liabilities: (1.88)%		(2,456,665)
	Net Assets: 100.00%		$130,822,899

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security, or portion of security, is being held as collateral for short sales, written option contracts or the letter of credit. At period end, the aggregate market value of those securities was $7,822,445, representing 5.98% of net assets.

Contracts		Value (Note 1)
SCHEDULE OF OPTIONS WRITTEN
(58)	American Tower Corp., Expires October 2012, Strike Price $70.00 Call	$(11,600)
(80)	American Tower Corp., Expires October 2012, Strike Price $72.50 Call	(4,000)
(903)	McDermott International, Inc., Expires January 2013, Strike Price $15.00 Call	(31,605)
	Total Options Written
	(Proceeds $92,977)	$(47,205)

Investment Abbreviations:

ADR - American Depositary Receipt

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

SGD - Singapore Dollar

USD - U.S. Dollar

ZAR - South African Rand

Portfolio of Investments (Note 1)

Forward High Yield Bond Fund

September 30, 2012 (Unaudited)

Principal Amount		Value (Note 1)
CORPORATE BONDS: 95.74%
Basic Materials: 2.28%
	Longview Fibre Paper & Packaging, Inc., Sr. Sec. Notes
$1,750,000	8.000%, 06/01/16(a)	$1,833,125
	Sappi Papier Holding Gmbh, Sec. Notes
1,250,000	7.750%, 07/15/17(a)	1,342,188
		3,175,313
Communications: 13.53%
	Bresnan Broadband Holdings Llc, Sr. Unsec. Notes
1,500,000	8.000%, 12/15/18(a)	1,646,250
	CCO Holdings Llc/CCO Holdings Capital Corp., Sr. Unsec. Notes
2,000,000	5.250%, 09/30/22	2,020,000
	Citizens Communications, Sr. Unsec. Notes
500,000	7.125%, 03/15/19	535,000
	Cogent Communications Group, Inc., Sr. Sec. Notes
1,000,000	8.375%, 02/15/18(a)	1,090,000
	Digicel, Ltd., Sr. Unsec. Notes
1,500,000	8.250%, 09/01/17(a)	1,635,000
	Frontier Communications Corp., Sr. Unsec. Notes
1,500,000	9.000%, 08/15/31	1,608,750
	Gray Television, Inc., Sr. Unsec. Notes
1,600,000	7.500%, 10/01/20(a)	1,600,000
	GXS Worldwide, Inc., Sr. Sec. Notes
1,500,000	9.750%, 06/15/15	1,552,500
	Intelsat Luxembourg SA, Sr. Unsec. PIK Notes
2,000,000	11.500%, 02/04/17	2,127,500
	Level 3 Financing, Inc., Sr. Unsec. Notes
1,500,000	8.125%, 07/01/19	1,601,250
	Sable International Finance, Ltd., First Lien Notes
1,600,000	8.750%, 02/01/20(a)	1,792,000
	Windstream Corp., Sr. Unsec. Notes
1,500,000	7.500%, 06/01/22	1,597,500
		18,805,750

Consumer Cyclical: 15.68%
	Air Canada, Sr. Unsec. Notes
1,750,000	12.000%, 02/01/16(a)	1,719,375
	American Casino Entertainment, Sr. Sec. Notes
1,541,000	11.000%, 06/15/14	1,610,345
	Asbury Automotive Group, Inc., Sr. Sub. Notes
1,000,000	7.625%, 03/15/17	1,037,500
	Beazer Homes USA, Inc., Sr. Unsec. Notes
450,000	9.125%, 06/15/18	456,750
	Delta Air Lines, Inc., Sec. Notes
1,000,000	11.750%, 03/15/15(a)(b)	1,090,000
	Fiesta Restaurant Group, Inc., 2nd Lien Notes
1,000,000	8.875%, 08/15/16	1,075,000
	Ford Motor Co., Sr. Unsec. Notes
1,000,000	6.500%, 08/01/18	1,160,000
	KB Home, Sr. Unsec. Notes
1,425,000	9.100%, 09/15/17	1,620,938
	Landry’s, Inc., Sr. Unsec. Notes
1,500,000	9.375%, 05/01/20(a)	1,590,000
	Lennar Corp., Sr. Unsec. Notes
1,000,000	6.950%, 06/01/18	1,110,000
	MGM Resorts International, Sr. Unsec. Notes
1,500,000	6.750%, 10/01/20(a)	1,503,750
	Pantry, Inc., Sr. Unsec. Notes
1,500,000	8.375%, 08/01/20(a)	1,541,250
	Peninsula Gaming Llc, Gtd. Notes
1,500,000	10.750%, 08/15/17	1,702,500
	Quiksilver, Inc., Sr. Unsec. Notes
1,500,000	6.875%, 04/15/15	1,500,000
	Rite Aid Corp., Sr. Unsec. Notes
1,500,000	9.250%, 03/15/20	1,545,000
	Wynn Las Vegas Llc/Wynn Las Vegas Capital Corp., Sec. Notes
1,500,000	5.375%, 03/15/22(a)	1,530,000
		21,792,408
Consumer Non-Cyclical: 21.71%
	American Renal Associates Holdings, Inc., Sr. Unsec. PIK Notes
1,473,905	9.750%, 03/01/16	1,577,078
	American Stores Co., Sr. Unsec. Notes
1,250,000	7.900%, 05/01/17	1,168,750

	Aramark Holdings Corp., Sr. PIK Notes
1,000,000	8.625%, 05/01/16(a)	1,027,510
	Beverages & More, Inc., Sr. Sec. Notes
1,300,000	9.625%, 10/01/14(a)	1,345,500
	Bumble Bee Acquisition Corp., First Lien Notes
1,500,000	9.000%, 12/15/17(a)	1,576,875
	C&S Group Enterprises Llc, Notes
1,500,000	8.375%, 05/01/17(a)	1,582,500
	Capella Healthcare, Inc., Sr. Unsec. Notes
1,500,000	9.250%, 07/01/17	1,606,875
	Cenveo Corp., Notes
1,250,000	8.875%, 02/01/18	1,190,625
	DaVita, Inc., Sr. Unsec. Notes
2,000,000	6.625%, 11/01/20	2,147,500
	Fresenius Medical Care US Finance II, Inc., Sr. Unsec. Notes
2,000,000	5.625%, 07/31/19(a)	2,135,000
	Harmony Foods Corp., Sr. Sec. Notes
1,250,000	10.000%, 05/01/16(a)	1,318,750
	HCA Holdings, Inc., Sr. Unsec. Notes
2,000,000	7.750%, 05/15/21	2,189,999
	HealthSouth Corp., Gtd. Notes
1,350,000	7.750%, 09/15/22	1,481,625
	HealthSouth Corp., Sr. Unsec. Notes
500,000	7.250%, 10/01/18	543,750
	Pinnacle Foods Finance Llc, Sr. Unsec. Notes
1,500,000	8.250%, 09/01/17	1,633,125
	Prospect Medical Holdings, Inc., Sec. Notes
1,500,000	8.375%, 05/01/19(a)	1,597,500
	Reynolds Group Issuer, Inc., 1st Lien Notes
2,000,000	7.125%, 04/15/19	2,120,000
	Sunstate Equipment Co. Llc/Sunstate Equipment Co., Inc., Sec. PIK Notes
1,000,000	12.000%, 06/15/16(a)	1,050,000
	Tenet Healthcare Corp., Sr. Unsec. Notes
1,500,000	6.875%, 11/15/31	1,331,250
	YCC Holdings Llc/Yankee Finance, Inc., Sr. Unsec. PIK Notes
1,500,000	10.250%, 02/15/16	1,560,000
		30,184,212
Diversified: 0.76%
	WaveDivision Escrow Llc, Sr. Unsec. Notes
1,020,000	8.125%, 09/01/20(a)	1,053,150

Energy: 16.61%
	Chaparral Energy, Inc., Sr. Unsec Notes
1,870,000	7.625%, 11/15/22(a)	1,972,850
	Chesapeake Oilfield Operating Llc/Chesapeake Oilfield Finance, Inc., Sr. Unsec. Notes
1,750,000	6.625%, 11/15/19(a)	1,688,750
	Continental Resources, Inc., Gtd. Notes
1,000,000	8.250%, 10/01/19	1,130,000
	Continental Resources, Inc., Sr. Unsec. Notes
550,000	5.000%, 09/15/22	576,125
	Everest Acquisition Llc/Everest Acquisition Finance, Inc., Sr. Unsec Notes
1,500,000	9.375%, 05/01/20(a)	1,636,875
	Kinder Morgan Finance Co. Llc, Sr. Sec. Notes
1,500,000	6.000%, 01/15/18(a)	1,633,616
	Linn Energy Llc/Linn Energy Finance Corp., Sr. Unsec. Notes
1,500,000	6.250%, 11/01/19(a)	1,494,375
	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes
1,500,000	6.500%, 08/15/21	1,616,250
	Parker Drilling Co., Gtd. Notes
1,500,000	9.125%, 04/01/18	1,623,750
	PetroBakken Energy, Ltd., Sr. Unsec. Notes
1,500,000	8.625%, 02/01/20(a)	1,563,750
	SESI Llc, Sr. Unsec. Notes
1,250,000	7.125%, 12/15/21	1,387,500
	Tesoro Corp., Sr. Unsec. Notes
1,450,000	5.375%, 10/01/22	1,497,125
	Vanguard Natural Resources Llc/VNR Finance Corp., Sr. Unsec. Notes
2,000,000	7.875%, 04/01/20	2,017,500
	W&T Offshore, Inc., Sr. Unsec. Notes
1,500,000	8.500%, 06/15/19	1,642,500
	Whiting Petroleum Corp., Sr. Sub. Notes
1,500,000	6.500%, 10/01/18	1,616,250
		23,097,216
Financials: 12.25%
	AerCap Aviation Solutions BV, Sr. Unsec. Notes
1,425,000	6.375%, 05/30/17(a)	1,503,375
	Aircastle, Ltd. Sr. Unsec. Notes
1,500,000	7.625%, 04/15/20	1,668,750

	Ally Financial, Inc., Sr. Unsec. Notes
1,000,000	0.000%, 06/15/15	882,500
1,000,000	5.500%, 02/15/17	1,046,497
	CIT Group, Inc., Sr. Unsec. Notes
2,000,000	5.000%, 05/15/17	2,145,000
	Felcor Lodging LP, Sec. Notes
1,250,000	6.750%, 06/01/19	1,346,875
	Ford Motor Credit Co. Llc, Sr. Unsec. Notes
1,000,000	4.250%, 02/03/17	1,064,059
	General Motors Financial Co., Inc., Sr. Unsec. Notes
1,500,000	4.750%, 08/15/17(a)	1,539,960
	International Lease Finance Corp., Sr. Unsec. Notes
1,500,000	5.875%, 04/01/19	1,598,187
	Kennedy-Wilson, Inc., Sr. Unsec. Notes
1,750,000	8.750%, 04/01/19	1,872,500
	Provident Funding Associates LP/PFG Finance Corp., Sr. Notes
1,000,000	10.125%, 02/15/19(a)	1,035,000
	Rouse Co., Sr. Unsec. Notes
1,250,000	6.750%, 11/09/15	1,325,000
		17,027,703
Industrials: 9.42%
	AEP Industries, Inc., Sr. Unsec. Notes
1,500,000	8.250%, 04/15/19	1,597,500
	Berry Plastics Corp., Second Lien Notes
1,650,000	9.500%, 05/15/18	1,819,125
	Griffon Corp., Gtd. Notes
1,500,000	7.125%, 04/01/18	1,595,625
	Liberty Tire Recycling, Gtd. Notes
1,210,000	11.000%, 10/01/16(a)	1,179,750
	Martin Midstream Partners LP/Martin Midstream Finance Corp., Gtd. Notes
1,094,000	8.875%, 04/01/18	1,154,170
	Maxim Crane Works LP, Sr. Sec. Notes
1,400,000	12.250%, 04/15/15(a)	1,435,000
	Mcron Finance Sub Llc/Mcron Finance Corp., Sec. Notes
1,080,000	8.375%, 05/15/19(a)	1,117,800
	Packaging Dynamics Corp., 1st Lien Notes
1,500,000	8.750%, 02/01/16(a)	1,590,000
	SPL Logistics Escrow Llc, Sec. Notes
1,500,000	8.875%, 08/01/20(a)	1,612,500
		13,101,470

Technology: 2.32%
	iGate Corp., Sr. Unsec. Notes
1,500,000	9.000%, 05/01/16	1,653,750
	Stream Global Services, Inc., Sr. Sec. Notes
1,500,000	11.250%, 10/01/14	1,567,500
		3,221,250
Utilities: 1.18%
	NRG Energy, Inc., Sr. Unsec. Notes
1,500,000	7.875%, 05/15/21	1,638,750
	Total Corporate Bonds (Cost $128,999,537)	133,097,222

MUNICIPAL BONDS: 0.76%
	Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp., Revenue Bonds, Taxable Series 2001-B-1
1,000,000	7.000%, 01/01/16(c)	1,052,690
	Total Municipal Bonds (Cost $1,040,897)	1,052,690

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 2.42%
	Wells Fargo Bank & Co.-San Francisco
$3,367,508	0.030%, due 10/01/12	$3,367,508
	Total Short-Term Bank Debt Instruments (Cost $3,367,508)	3,367,508
	Total Investments: 98.92% (Cost $133,407,942)	137,517,420
	Net Other Assets and Liabilities: 1.08%	1,506,627
	Net Assets: 100.00%	$139,024,047

Percentages are stated as a percent of net assets.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $53,603,324, representing 38.56% of net assets.
(b)	Represents a step-up bond. Rate disclosed is as of September 30, 2012.
(c)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

Date of Purchase	Security	Cost	Market Value	% of Net Assets
03/01/12	Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp., Revenue Bonds, Taxable Series 2001-B-1
	7.000%, 01/01/16	$1,040,897	$1,052,690	0.76%

Investment Abbreviations:

Gtd. - Guaranteed

PIK - Payment in-kind

Sec. - Secured

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

Portfolio of Investments (Note 1)

Forward International Dividend Fund

September 30, 2012 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 94.00%
Australia: 0.39%
458,000	Clough, Ltd.	$332,559
Austria: 0.69%
13,955	Vienna Insurance Group AG	591,785
Belgium: 1.12%
17,500	EVS Broadcast Equipment SA	966,325
Bermuda: 1.73%
1,373,000	First Pacific Co., Ltd.	1,492,690
Brazil: 1.54%
78,500	BM&F BOVESPA SA	472,801
30,100	Cia Paranaense de Energia, Sponsored ADR	494,242
24,000	Itau Unibanco Holding SA, Preferred ADR	366,720
		1,333,763
Canada: 2.09%
18,000	Bank of Nova Scotia	986,760
210,000	Holloway Lodging REIT	818,126
		1,804,886
Cayman Islands: 1.39%
1,904,000	Kingsoft Corp., Ltd.	1,203,191
China: 2.90%
1,600,000	China Outfitters Holdings, Ltd.	290,945
17,500	Mindray Medical International, Ltd., ADR	588,175
1,374,062	Xinhua Winshare Publishing and Media Co., Ltd., Class H	680,470
2,336,000	Zijin Mining Group Co., Ltd., Class H	942,950
		2,502,540
Colombia: 0.71%
10,300	Bancolombia SA, Sponsored ADR	615,013
Egypt: 0.77%
115,000	Commercial International Bank Egypt SAE	663,460
Estonia: 0.53%
118,470	Silvano Fashion Group AS, Class A	460,397

France: 2.57%
5,200	LVMH Moet Hennessy Louis Vuitton SA	781,824
33,450	Sanofi, ADR	1,440,357
		2,222,181
Germany: 1.65%
16,600	Bayer AG, Sponsored ADR	1,425,774
Hong Kong: 7.81%
304,600	BOC Hong Kong Holdings, Ltd.	968,318
905,370	Citic Telecom International Holdings, Ltd.	180,979
29,445,500	CSI Properties, Ltd.	1,234,167
1,332,000	Guangdong Investment, Ltd.	1,053,019
1,631,000	K Wah International Holdings, Ltd.	778,264
3,048,000	Sino Biopharmaceutical, Ltd.	1,124,223
562,000	SJM Holdings, Ltd.	1,221,983
82,000	YGM Trading, Ltd.	183,584
		6,744,537
India: 0.04%
2,300	Bajaj Holdings and Investment, Ltd., Sponsored GDR(a)	34,647
Indonesia: 6.56%
1,547,400	Bank Mandiri Persero Tbk PT	1,325,881
524,000	PT AKR Corporindo Tbk	232,706
6,454,707	PT Astra Graphia Tbk	930,773
1,503,701	PT Kalbe Farma Tbk	738,495
2,954,500	PT Media Nusantara Citra Tbk	802,685
964,130	PT Tambang Batubara Bukit Asam Tbk	1,632,070
		5,662,610
Ireland: 3.68%
47,300	Experian Group, Ltd., Sponsored ADR	789,910
37,000	Experian Plc	614,805
25,997	WPP Group Plc, Sponsored ADR	1,771,175
		3,175,890
Italy: 3.30%
206,812	Danieli & Co. Officine Meccaniche SpA	2,851,645
Japan: 10.60%
22,500	ITOCHU Techno-Solutions Corp.	1,170,554
11,500	KDDI Corp.	893,004
23,050	Komatsu, Ltd.	453,970
100,700	Kuraray Co., Ltd.	1,144,553
16,800	Lawson, Inc.	1,291,644
221,600	Mitsubishi UFJ Financial Group, Inc., ADR	1,030,440
136,400	Nippon Electric Glass Co., Ltd.	753,311
23,100	Santen Pharmaceutical Co., Ltd.	1,062,647
94,800	VT Holdings Co., Ltd.	812,676
224	Wacom Co., Ltd.	543,639
		9,156,438
Malaysia: 1.29%
771,200	Hartalega Holdings Bhd	1,110,185

Mexico: 0.60%
5,600	Fomento Economico Mexicano SAB de CV, Sponsored ADR	515,088
Netherlands: 2.72%
14,400	Nutreco NV	1,066,612
18,450	Royal Dutch Shell Plc, ADR	1,280,614
		2,347,226
New Zealand: 1.31%
116,800	Telecom Corp. of New Zealand, Ltd., Sponsored ADR	1,135,296
Pakistan: 0.31%
22,100	HUB Power Co., Ltd., Sponsored GDR(b)	271,830
Philippines: 1.18%
1,574,100	Manila Water Co.	1,018,835
Russia: 2.55%
31,100	LUKOIL OAO, Sponsored ADR	1,913,894
35,000	M Video OJSC	291,691
		2,205,585
Scotland: 1.50%
57,800	Scottish & Southern Energy Plc	1,299,233
Singapore: 5.84%
980,000	Ascendas India Trust	610,903
69,123	China Yuchai International, Ltd.	881,318
615,000	CSE Global, Ltd.	435,993
87,120	Eng Kah Corp.	101,471
659,000	Kian Ann Engineering, Ltd.	196,003
449,000	Miclyn Express Offshore, Ltd.	1,001,359
277,000	SembCorp Marine, Ltd.	1,121,814
208,500	Singapore Press Holdings, Ltd.	691,489
		5,040,350
South Africa: 1.16%
78,000	Gold Fields, Ltd., Sponsored ADR	1,002,300
South Korea: 1.64%
17,500	Able C&C Co., Ltd.	1,420,249
Sri Lanka: 0.90%
578,732	Commercial Bank of Ceylon Plc, Non-Voting Depository Receipt	420,327
403,250	Hatton National Bank Plc, Non-Voting Depository Receipt	354,879
		775,206
Switzerland: 3.46%
16,230	Novartis AG, ADR	994,250
26,650	Syngenta AG, ADR	1,994,752
		2,989,002

Thailand: 7.77%
26,100,000	Jasmine International Pcl	3,290,058
257,000	Shin Corp. Pcl	571,946
139,050	Shin Corp. Pcl, Non-Voting Depository Receipt	309,452
152,500	Siam Commercial Bank Pcl	834,836
1,010,000	SNC Former Pcl, Non-Voting Depository Receipt	894,168
3,300,000	Thai Tap Water Supply Pcl	814,815
		6,715,275
Turkey: 4.53%
386,742	Anadolu Hayat Emeklilik AS	976,942
198,268	Aselsan Elektronik Sanayi Ve Ticaret AS	717,064
224,000	Cimsa Cimento Sanayi VE Tica	987,107
31,460	Pinar Sut Mamulleri Sanayii AS	262,568
45,100	Turk Traktor ve Ziraat Makineleri AS	966,115
		3,909,796
United Kingdom: 4.79%
70,100	AMEC Plc	1,297,247
26,650	Standard Chartered Plc	602,484
122,000	TESCO Plc	654,060
43,340	Unilever Plc, Sponsored ADR	1,582,777
		4,136,568
United States: 2.38%
13,800	Philip Morris International, Inc.	1,241,172
52,900	Sycamore Networks, Inc.(c)	814,660
		2,055,832
	Total Common Stocks (Cost $76,089,632)	81,188,187

CONVERTIBLE PREFERRED STOCKS: 0.14%
United States: 0.14%
4,500	FelCor Lodging Trust, Inc., Series C, 8.000%	120,375
	Total Convertible Preferred Stocks (Cost $116,661)	120,375

PREFERRED STOCKS: 0.34%
United States: 0.34%
11,600	Strategic Hotels & Resorts, Inc., Series A, 8.500%	291,740
	Total Preferred Stocks (Cost $360,760)	291,740

WARRANTS: 0.01%
Malaysia: 0.01%
7,920	Eng Kah Corp. Bhd, Warrants, Strike Price $3.50 (expiring 09/25/17)(c)		155
23,200	Hartalega Holdings Bhd, Warrants, Strike Price 4.14 MYR (expiring 05/24/15)(c)		8,729
			8,884
	Total Warrants (Cost $0)		8,884

Principal Amount
AGENCY PASS-THROUGH SECURITIES: 0.83%
United States: 0.83%
	GNMA
$4,632,565	3.500%, 02/16/27		552,262
1,366,591	5.892%, 02/16/36(d)		164,583
			716,845
	Total Agency Pass-Through Securities (Cost $778,597)		716,845

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.42%
United States: 2.42%
	FHLMC, REMICS
2,735,857	3.000%, 06/15/27(d)(e)		342,720
1,835,768	4.000%, 11/15/28(e)		143,399
1,738,325	4.000%, 04/15/36(e)		189,163
	FNMA, REMICS
1,273,903	4.500%, 12/25/20(e)		100,883
1,600,568	5.500%, 05/25/40(e)		232,721
1,357,325	5.500%, 09/25/40(e)		189,322
1,070,684	6.464%, 07/25/41(d)(e)		173,927
	Freddie Mac, REMICS
3,554,885	3.000%, 06/15/26(e)		388,930
2,460,703	3.500%, 04/15/30		170,625
935,320	6.979%, 09/15/26(d)(e)		158,490
			2,090,180
	Total Collateralized Mortgage Obligations (Cost $2,346,217)		2,090,180

Par Value		Currency
SHORT-TERM BANK DEBT INSTRUMENTS: 0.09%
	Brown Brothers Harriman & Co.-Grand Cayman
9,225	0.030%, due 10/01/12	SGD	7,517
2	0.030%, due 10/01/12	GBP	3

41	0.030%, due 10/01/12	AUD	43
	Wells Fargo Bank & Co.-San Francisco
74,048	0.030%, due 10/01/12	USD	74,048
	Total Short-Term Bank Debt Instruments (Cost $81,609)		81,611
	Total Investments: 97.83% (Cost $79,773,476)		84,497,822
	Net Other Assets and Liabilities: 2.17%		1,871,077	(f)
	Net Assets: 100.00%		$86,368,899

Percentages are stated as a percent of net assets.

(a)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $34,647 representing 0.04% of net assets.
(b)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.
(c)	Non-income producing security.
(d)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2012.
(e)	Interest only security.
(f)	Includes cash collateral which is being held for futures contracts.

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
E-mini MSCI EAFE® Futures	Long	25	12/24/12	$1,872,750	$(62,340)
				$1,872,750	$(62,340)

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

Dates of Purchase	Security	Cost	Market Value	% of Net Assets
01/18/11 – 02/15/12	HUB Power Co., Ltd., Sponsored GDR(b)	$230,505	$271,830	0.31%

Investment Abbreviations:

ADR - American Depositary Receipt

EAFE - Europe, Australasia, Far East

GDR - Global Depositary Receipt

GNMA - Government National Mortgage Association

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

MSCI - Morgan Stanley Capital International

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

Currency Abbreviations:

AUD - Australian Dollar

GBP - Great British Pound

MYR - Malaysian Ringgit

SGD - Singapore Dollar

USD - U.S. Dollar

Portfolio of Investments (Note 1)

Forward International Real Estate Fund

September 30, 2012 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 96.12%
Australia: 9.14%
512,427	ALE Property Group	$1,153,444
255,343	Carindale Property Trust	1,403,799
500,000	Centro Retail Australia	1,083,980
391	CFS Retail Property Trust Group	783
125,749	Challenger Diversified Property Group	298,707
1,863,593	FKP Property Group	483,277
400,644	Westfield Group	4,222,380
410,068	Westfield Retail Trust	1,229,302
		9,875,672
Canada: 27.24%
40,000	Allied Properties REIT	1,300,783
12,000	Artis REIT	199,939
57,600	Brookfield Canada Office Properties	1,667,476
100,000	Brookfield Office Properties, Inc.	1,662,089
39,100	Canadian Apartment Properties REIT	989,133
140,000	Crombie REIT	2,166,006
85,000	Dundee REIT	3,256,129
30,000	H&R REIT	768,691
2,344,675	Holloway Lodging REIT	9,134,478
212,800	InnVest REIT	1,132,076
64,900	Killam Properties, Inc.	861,505
27,200	Mainstreet Equity Corp.(a)	870,422
51,700	Northern Property REIT	1,650,235
38,900	Primaris Retail REIT	964,685
100,000	RioCan REIT	2,814,566
		29,438,213
China: 1.92%
347,000	Hui Xian REIT	216,430
3,000,000	Soho China, Ltd.	1,857,094
		2,073,524
Finland: 0.50%
179,136	Citycon Oyj	536,364
Germany: 1.76%
162,796	Alstria Office REIT AG	1,906,030
Hong Kong: 27.42%
3,388,000	Asia Orient Holdings, Ltd.(a)	524,320
13,860,000	Asia Standard Hotel(a)	1,251,217
6,868,000	Asia Standard International Group, Ltd.	1,204,594
269,494,116	CSI Properties, Ltd.	11,295,463
41,000	Great Eagle Holdings, Ltd.	125,051
200,000	Hang Lung Properties, Ltd.	683,514
362,215	Hysan Development Co., Ltd.	1,648,969

938,000	K. Wah International Holdings, Ltd.	447,585
2,728,000	Kosmopolito Hotels International, Ltd.	675,487
11,212,000	Lai Sun Development(a)	258,826
3,012,000	Soundwill Holdings, Ltd.	5,344,964
390,000	Sunlight REIT	155,416
800,000	Swire Properties, Ltd.	2,476,125
5,342,000	Wing Tai Properties, Ltd.	3,547,991
		29,639,522
Indonesia: 0.59%
10,000,000	PT Alam Sutera Realty Tbk	517,242
1,000,000	PT Bumi Serpong Damai	118,077
		635,319
Japan: 11.26%
150	Activia Properties, Inc.(a)	918,760
633	Advance Residence Investment Corp.	1,331,863
574,909	Astro Japan Property Group	1,705,572
30	Fukuoka REIT Corp.	218,734
15,000	Goldcrest Co., Ltd.	232,189
70	Japan Excellent, Inc.	385,700
582	Kenedix Realty Investment Corp.	2,097,855
248	Kenedix Residential Investment Corp.	546,274
4,000	Kenedix, Inc.(a)	465,915
360	Nippon Accommodations Fund, Inc.	2,477,191
120	Nomura Real Estate Residential Fund, Inc.	694,259
165	Sekisui House SI Investment Co.	747,405
300	United Urban Investment Corp.	347,898
		12,169,615
Malaysia: 5.42%
150,100	Axis REIT	147,325
500,000	CapitaMalls Malaysia Trust	289,547
5,128,900	Glomac Bhd	1,350,814
336,125	Hektar REIT	153,959
1,341,600	IGB Corp. Bhd	1,018,325
800,000	Landmarks Bhd(a)	242,107
3,436,300	Pavilion REIT	1,573,964
770,000	Quill Capita Trust	297,268
96,200	Selangor Properties Bhd	108,900
475,000	Sunway Bhd(a)	357,435
672,000	Sunway REIT	318,796
		5,858,440
Norway: 0.68%
478,342	Norwegian Property ASA	730,593
Philippines: 4.44%
3,600,000	Ayala Land, Inc.	2,058,252
687,000	Philippine Racing Club(a)	156,455
1,581,300	Robinsons Land Corp.	721,754
1,116,000	SM Development Corp.	163,193
5,003,400	SM Prime Holdings, Inc.	1,703,183
		4,802,837
Singapore: 2.01%
284,000	Frasers Commercial Trust	271,920
530,000	Sabana Shari’ah Compliant Industrial REIT	494,500
910,000	Starhill Global REIT	567,267
599,606	Wing Tai Holdings, Ltd.	835,500
		2,169,187

Sweden: 0.06%
5,418	Hufvudstaden AB, Class A		67,180
Turkey: 0.28%
400,003	Is Gayrimenkul Yatirim Ortakligi AS		298,236
United Kingdom: 3.40%
38,800	Great Portland Estates Plc		282,509
143,000	Hammerson Plc		1,041,436
50,809	Land Securities Group Plc		624,785
150,000	Shaftesbury Plc		1,278,925
102,772	Workspace Group Plc		446,423
			3,674,078
	Total Common Stocks (Cost $95,895,799)		103,874,810

Par Value		Currency
SHORT-TERM BANK DEBT INSTRUMENTS: 5.20%
	Brown Brothers Harriman & Co.-Grand Cayman
4	0.030%, due 10/01/12	NOK	1
8,390	0.030%, due 10/01/12	SGD	6,837
117	0.030%, due 10/01/12	JPY	2
13,243	0.030%, due 10/01/12	AUD	13,737
1	0.030%, due 10/01/12	GBP	2
	JPMorgan Chase-New York
260,025	0.030%, due 10/01/12	HKD	33,534
238,978	0.030%, due 10/01/12	CAD	243,086
	Royal Bank of Canada-Toronto
5,323,684	0.030%, due 10/01/12	USD	5,323,684
	Total Short-Term Bank Debt Instruments (Cost $5,620,223)		5,620,883
	Total Investments: 101.32% (Cost $101,516,022)		109,495,693
	Net Other Assets and Liabilities: (1.32)%		(1,423,972)
	Net Assets: 100.00%		$108,071,721

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Investment Abbreviations:

REIT - Real Estate Investment Trust

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Kornor

SGD - Singapore Dollar

USD - U.S. Dollar

Portfolio of Investments (Note 1)

Forward International Small Companies Fund

September 30, 2012 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 80.59%
Australia: 4.17%
555,198	DUET Group	$1,174,851
52,119	Flight Centre, Ltd.	1,275,349
225,145	Medusa Mining, Ltd.	1,415,272
321,128	SAI Global, Ltd.	1,412,372
286,833	Wotif.com Holdings, Ltd.	1,145,499
		6,423,343
Austria: 1.01%
27,457	Andritz AG	1,554,949
Belgium: 1.33%
18,706	Mobistar SA	590,137
29,818	SA D’Ieteren NV	1,456,069
		2,046,206
Denmark: 1.73%
32,813	D/S Norden AS	875,541
8,385	SimCorp AS	1,790,747
		2,666,288
France: 6.05%
125,356	Altran Technologies SA(a)	823,485
40,688	Compagnie Generale de Geophysique-Veritas(a)	1,281,010
44,306	Etablissements Maurel et Prom	657,035
35,043	Ingenico SA	1,801,280
39,088	IPSOS	1,250,225
34,571	SCOR SE	891,397
51,356	Teleperformance SA	1,471,029
24,658	Valeo SA	1,140,723
		9,316,184
Germany: 7.21%
128,729	ADVA Optical Networking SE(a)	821,822
5,965	Aixtron SE	79,528
98,952	Dialog Semiconductor Plc(a)	1,927,719
11,405	Fielmann AG	1,058,016
25,584	Kabel Deutschland Holding AG(a)	1,824,986
22,381	Krones AG	1,197,739
20,096	MTU Aero Engines Holding AG	1,604,984
14,126	Pfeiffer Vacuum Technology AG	1,508,664
123,897	TUI AG(a)	1,067,369
		11,090,827

Hong Kong: 1.91%
940,168	Daphne International Holdings, Ltd.	943,314
425,800	Esprit Holdings, Ltd.	654,566
1,578,000	VST Holdings, Ltd.	291,014
2,256,000	Xinyi Glass Holdings, Ltd.	1,050,311
		2,939,205
Italy: 3.60%
60,495	De’Longhi SpA	707,426
31,864	Lottomatica Group SpA	701,010
142,793	Mediolanum SpA	614,712
116,958	Pirelli & C. SpA	1,259,488
75,229	Prysmian SpA	1,341,821
403,093	Sorin SpA(a)	911,670
		5,536,127
Japan: 20.77%
330,000	77 Bank, Ltd.	1,370,067
43,161	Aeon Delight Co., Ltd.	951,821
77,000	Anritsu Corp.	998,514
71,200	Coca-Cola West Co., Ltd.	1,180,584
50,759	Daiseki Co., Ltd.	788,963
17,800	Disco Corp.	857,611
37,500	Don Quijote Co., Ltd.	1,443,971
59,000	Foster Electric Co., Ltd.	906,471
69,000	Hitachi Metals, Ltd.	615,377
40,507	Hoshizaki Electric Co., Ltd.	1,177,734
30,600	Japan Petroleum Exploration Co., Ltd.	1,227,294
68,788	JSR Corp.	1,128,250
151,400	JTEKT Corp.	1,196,999
229,400	JVC Kenwood Corp.	823,065
51,100	Kyorin Co., Ltd.	1,257,856
26,900	Miraca Holdings, Inc.	1,208,156
43,116	Musashi Seimitsu Industry Co., Ltd.	794,475
70,000	NGK Insulators, Ltd.	838,672
115,000	Nippon Electric Glass Co., Ltd.	635,123
55,100	Pola Orbis Holdings, Inc.	1,736,879
63,300	Q.P. Corp.	1,059,326
346,300	Sapporo Holdings, Ltd.	967,368
126,000	Shimadzu Corp.	883,162
36,300	Sundrug Co., Ltd.	1,318,224
393,400	Tokyo Tatemono Co., Ltd.(a)	1,537,506
112,949	Toshiba Plant Systems & Services Corp.	1,505,215
4,490	Ubic, Inc.	364,769
1,366	United Urban Investment Corp.	1,584,098
79,000	Yaskawa Electric Corp.	529,434
93,500	Yokogawa Electric Corp.	1,080,689
		31,967,673
Netherlands: 1.94%
27,706	ASM International NV	931,746
27,677	Nutreco NV	2,050,043
		2,981,789
New Zealand: 0.75%
588,024	Telecom Corp. of New Zealand, Ltd.	1,159,907

Norway: 2.24%
2,132,096	Marine Harvest ASA(a)	1,723,124
52,920	TGS NOPEC Geophysical Co., ASA	1,726,465
		3,449,589
Singapore: 2.19%
764,000	ComfortDelGro Corp., Ltd.	1,067,682
2,002,190	Golden Agri-Resources, Ltd.	1,076,797
1,015,000	Suntec Real Estate Investment Trust	1,228,223
		3,372,702
Spain: 1.73%
165,892	Jazztel Plc(a)	988,726
36,615	Viscofan SA	1,675,996
		2,664,722
Sweden: 0.85%
129,186	Meda AB, Class A	1,306,846
Switzerland: 3.97%
21,183	Aryzta AG	1,015,793
29,858	BKW AG	1,098,444
110,051	Kudelski SA-BR	1,240,341
4,941	Kuoni Reisen Holding AG, Class B	1,337,038
6,806	Partners Group Holding AG	1,416,198
		6,107,814
United Kingdom: 19.14%
40,717	Aveva Group Plc	1,293,302
84,732	Babcock International Group Plc	1,268,374
620,551	Barratt Developments Plc(a)	1,698,506
375,715	BBA Aviation Plc	1,198,245
194,900	Daily Mail & General Trust Plc NV, Class A	1,515,403
45,716	Derwent London Plc	1,443,966
98,928	Domino Printing Sciences Plc	884,213
513,320	EnQuest Plc(a)	951,590
108,989	Hunting Plc	1,454,606
201,899	IG Group Holdings Plc	1,454,082
285,388	Informa Plc	1,855,826
245,532	International Personal Finance Plc	1,188,269
636,541	Melrose Plc	2,489,548
302,459	Mitchells & Butlers Plc(a)	1,422,745
143,266	Moneysupermarket.com Group Plc	318,796
349,523	Premier Farnell Plc	971,916
191,906	Premier Oil Plc(a)	1,112,198
358,572	RPS Group Plc	1,441,769
56,426	Spectris Plc	1,571,768
36,561	Spirax-Sarco Engineering Plc	1,234,503
551,158	Spirent Communications Plc	1,372,399
221,221	St. James’s Place Capital Plc	1,311,386
		29,453,410
	Total Common Stocks (Cost $101,067,843)	124,037,581

EXCHANGE-TRADED FUNDS: 13.66%
United States: 13.66%
543,200	iShares® MSCI EAFE Small Cap Index Fund		21,021,840
	Total Exchange-Traded Funds (Cost $20,284,590)		21,021,840

PREFERRED STOCKS: 1.85%
Germany: 1.85%
12,770	Draegerwerk AG & Co. KGAA		1,265,710
25,088	Fuchs Petrolub AG		1,586,981
			2,852,691
	Total Preferred Stocks (Cost $1,800,634)		2,852,691

RIGHTS: 0.05%
France: 0.05%
44,747	Compagnie Generale de Geophysique-Veritas, Rights, Strike Price 17.00 EUR (expiring 10/12/12)(a)		72,223
	Total Rights (Cost $0)		72,223

Par Value		Currency
SHORT-TERM BANK DEBT INSTRUMENTS: 2.94%
	Brown Brothers Harriman & Co.-Grand Cayman	JPY	3,563,787
278,117,917	0.030%, due 10/01/12
	Royal Bank of Canada-Toronto	USD	959,128
959,128	0.030%, due 10/01/12
	Total Short-Term Bank Debt Instruments (Cost $4,495,846)		4,522,915
	Total Investments: 99.09% (Cost $127,648,913)		152,507,250
	Net Other Assets and Liabilities: 0.91%		1,407,609
	Net Assets: 100.00%		$153,914,859

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Investment Abbreviations:

EAFE - Europe, Australasia, Far East

MSCI - Morgan Stanley Capital International

Currency Abbreviations:

EUR - Euro

JPY - Japanese Yen

USD - U.S. Dollar

Portfolio of Investments (Note 1)

Forward Investment Grade Fixed-Income Fund

September 30, 2012 (Unaudited)

Principal Amount		Value (Note 1)
AGENCY PASS-THROUGH SECURITIES: 9.20%
Federal National Mortgage Association (FNMA): 9.20%
	FNMA
$237,986	2.700%, 05/01/34(a)	$242,106
1,156,924	3.500%, 02/01/27	1,232,408
1,689,638	3.500%, 01/01/27	1,799,879
525,608	3.500%, 01/01/26	559,901
499,471	3.500%, 09/01/41	536,173
50,511	4.000%, 08/01/13	52,993
331,705	4.000%, 04/01/26	355,154
252,907	4.000%, 05/01/26	270,785
894,790	4.000%, 07/01/26	957,764
270,883	6.000%, 03/01/33	300,776
		6,307,939
	Total Agency Pass-Through Securities (Cost $6,158,210)	6,307,939

ASSET-BACKED SECURITIES: 2.90%
	ACE Securities Corp., Series 2004-HE4, Class M1
379,602	1.117%, 12/25/34(a)	319,587
	Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A
86,741	0.707%, 07/25/35(a)	81,468
	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class X1
66,297,799	0.275%, 11/11/41(a)(b)(c)(d)	957,075
	Chec Loan Trust, Series 2004-1, Class B2
33,869	3.717%, 07/25/34(a)(c)	3,806
	Falcon Franchise Loan Llc, Series 2003-1, Class C
250,000	4.100%, 01/05/25(b)(c)(e)	10,032
	Home Equity Mortgage Trust, Series 2006-2, Class 1A1
180,554	5.367%, 07/25/36	48,841
	Merrill Lynch Mortgage Investors, Inc., Series 2005-A6, Class 2A3
700,000	0.597%, 08/25/35(a)	565,290
	Total Asset-Backed Securities (Cost $2,234,829)	1,986,099

COLLATERALIZED MORTGAGE OBLIGATIONS: 4.43%
	Banc of America Large Loan, Inc., Series 2005-MIB1
873,469	3.221%, 03/15/22(a)(c)	94,528
	Capco America Securitization Corp., Series 1998-D7, Class PS1
157,100	1.748%, 10/15/30(a)(b)(c)(d)	85
	Collateralized Mortgage Securities Corp., Series I, Class 3
5,152	9.450%, 02/01/17	5,698
	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A6
681,876	6.000%, 05/25/36	471,659
	FHLMC, Series 2887, Class JD
263,193	4.500%, 03/15/19	275,436
	FHLMC, Series 3300, Class AB
87,157	6.000%, 02/15/34	88,270
	FNMA, Series 2006-46, Class PE
910,221	5.500%, 11/25/32	921,199
	FNMA, Series 2007-5, Class PB
18,732	6.000%, 07/25/33	18,747
	GNMA, Series 2002-28, Class IO
7,756,475	0.296%, 01/16/42(a)(b)(d)	53,170
	GNMA, Series 2003-64, Class XA
4,123,379	0.000%, 08/16/43(a)(b)(d)	4,111
	Harborview Mortgage Loan Trust, Series 2005-4, Class 1A
5,714	1.371%, 06/19/34(a)	5,338
	JP Morgan Chase Commercial Mortgage Securities Corp.,
	Series 2004-LN2, Class A1
154,932	4.475%, 01/15/14	155,596
	LB Commercial Conduit Mortgage Trust, Series 1996-C2, Class IO
45,751	0.900%, 04/25/19(b)(d)	3
	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class X
253,331,091	0.031%, 06/15/38(a)(b)(c)(d)	203,425
	Merrill Lynch Mortgage Investors, Series 1998-C1, Class IO
13,579,473	0.688%, 11/15/26(a)(b)(d)	340,342
	Preferred Term Securities XIII, Inc.
679,746	1.959%, 03/24/34(a)(b)(c)	193,727
	Salomon Brothers Mortgage Securities VII, Inc.,
	Series 2001-C2, Class X1
9,103,456	1.105%, 11/13/36(a)(b)(c)(d)	12,153
	Washington Mutual, Series 2005-AR18, Class 3A2
1,108,935	5.033%, 01/25/36(a)	194,218
	Total Collateralized Mortgage Obligations (Cost $9,155,221)	3,037,705

CORPORATE BONDS: 24.92%
Banks: 6.21%
	Bank of America Corp., Sr. Unsec. Notes
800,000	5.650%, 05/01/18	913,380
600,000	5.750%, 12/01/17	691,273
	Citigroup, Inc., Sr. Unsec. Notes
170,000	6.125%, 11/21/17	200,299
	Citigroup, Inc., Unsec. Notes
300,000	8.500%, 05/22/19	397,345
	HSBC Bank Plc, Sr. Unsec. Notes
200,000	0.875%, Perpetual Maturity(a)(f)	96,000
	HSBC Bank USA NA, Sub. Notes
700,000	4.875%, 08/24/20	755,871
	Rabobank Nederland, Gtd. Notes
700,000	4.500%, 01/11/21	784,611
	Royal Bank of Scotland Group Plc, Jr. Sub. Notes
100,000	7.648%, Perpetual Maturity(a)(f)	98,000
	VEB Finance Plc, Sr. Unsec. Notes
300,000	5.375%, 02/13/17(c)	322,416
		4,259,195
Brokerage: 6.79%
	Goldman Sachs Group, Inc., Sr. Unsec. Notes
900,000	5.950%, 01/18/18	1,046,570
1,200,000	6.150%, 04/01/18	1,402,609
	Lehman Brothers Holdings, Sr. Unsec. Medium-Term Notes
1,300,000	0.000%, 05/02/18	344,500
695,000	0.000%, 12/30/16	180,700
	Morgan Stanley, Sr. Unsec. Medium-Term Notes
800,000	6.625%, 04/01/18	920,441
	Morgan Stanley, Sr. Unsec. Notes
800,000	0.935%, 10/15/15(a)	762,827
		4,657,647
Finance-Other: 2.91%
	NLV Financial Corp., Sr. Notes
250,000	7.500%, 08/15/33(b)(c)	258,471
	TNK-BP Finance SA, Co., Gtd. Notes
900,000	6.625%, 03/20/17(g)	1,029,375
	Transneft Via TransCapitalInvest Ltd., Sec. Notes
540,000	8.700%, 08/07/18(g)	704,025
		1,991,871
Financials: 0.81%
	Ally Financial, Inc., Gtd. Notes
100,000	3.779%, 06/20/14(a)	102,752
	American International Group, Inc., Sr. Unsec. Notes
200,000	4.250%, 09/15/14	211,419
	Barclays Bank Plc, Sr. Unsec. Notes
200,000	6.750%, 05/22/19	244,695
		558,866

Industrial-Energy: 4.93%
	BP Capital Markets Plc, Gtd. Notes
600,000	3.125%, 10/01/15	641,139
400,000	4.500%, 10/01/20	465,228
	Gazprom OAO Via Gaz Capital SA, Sr. Unsec. Notes
1,000,000	5.999%, 01/23/21(c)	1,140,190
	Petrobras International Finance Co., Sr. Unsec. Notes
1,000,000	5.375%, 01/27/21	1,132,001
		3,378,558
Industrial-Other: 0.09%
	Canal Point II, Ltd., Sec. Note, Series AI
1,609,624	0.000%, 06/25/14(b)(e)	59,290
Non-Captive Consumer: 1.50%
	American Express Credit Co., Sr. Unsec. Medium-Term Notes
1,000,000	5.875%, 05/02/13	1,031,540
Non-Captive Diversified: 1.23%
	General Electric Capital Corp., Sr. Unsec. Medium-Term Notes
725,000	6.900%, 09/15/15	842,741
Utilities: 0.45%
	MP Environmental Funding Llc, Series A1
298,790	4.982%, 07/15/14	310,169
	Total Corporate Bonds (Cost $17,692,641)	17,089,877

FOREIGN GOVERNMENT OBLIGATIONS: 1.54%
	Province of Ontario Canada, Sr. Unsec. Notes
1,000,000	2.700%, 06/16/15	1,058,634
	Total Foreign Government Obligations (Cost $998,241)	1,058,634

MUNICIPAL BONDS: 8.36%
	Buckeye Tobacco Settlement Financing Authority, Sr. Turbo Revenue Bonds, Series A-2
500,000	6.500%, 06/01/47	442,345
	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series A
1,000,000	6.899%, 12/01/40	1,214,650
	Chicago Transit Authority, Transfer Tax Receipts Revenue Bonds, Series B
800,000	6.899%, 12/01/40	971,720
	Florida State Turnpike Authority, Turnpike Revenue, Build America Bonds
900,000	6.800%, 07/01/39	1,071,630
	Los Angeles California Community College District, General Obligation Unlimited, Build America Bonds
200,000	6.750%, 08/01/49	272,620
	Texas State Transportation Commission, Taxable Revenue Bonds, First Tier, Series B
800,000	5.178%, 04/01/30	971,432
	University of California Regents Medical Center Pooled Revenue, Build America Bonds
600,000	6.548%, 05/15/48	788,820
	Total Municipal Bonds (Cost $4,661,926)	5,733,217

U.S. GOVERNMENT AGENCY SECURITIES: 37.63%
Department of Housing & Urban Development (HUD): 0.10%
	US Department of Housing and Urban Development, Gtd., Series 99-A
66,000	6.330%, 08/01/13	66,447
Small Business Administration-Pass-Through-Agency: 0.98%
	Small Business Administration Participation Certificates, Series 2003-20E, Class 1
611,083	4.640%, 05/01/23	673,823
U.S. Treasury Bonds & Notes: 36.55%
	U.S. Treasury Bonds
1,700,000	3.875%, 08/15/40	2,080,110
1,200,000	4.375%, 02/15/38	1,582,313
2,000,000	4.500%, 05/15/38	2,687,812
100,000	6.250%, 08/15/23	145,172
400,000	7.875%, 02/15/21	610,688
400,000	8.000%, 11/15/21	626,781
200,000	8.750%, 08/15/20	314,359
	U.S. Treasury Bonds Strip Coupon
36	0.000%, 11/15/17(b)(h)	35

	U.S. Treasury Inflation Indexed Bonds
498,160	0.125%, 07/15/22	544,901
1,720,893	0.125%, 01/15/22	1,879,000
	U.S. Treasury Notes
800,000	1.250%, 04/30/19	815,562
6,000,000	1.750%, 05/15/22	6,087,660
1,500,000	2.000%, 02/15/22	1,560,937
1,200,000	2.000%, 11/15/21	1,253,344
4,600,000	2.125%, 08/15/21	4,868,093
		25,056,767
	Total U.S. Government Agency Securities (Cost $24,832,937)	25,797,037

Par Value
SHORT TERM SECURITIES: 9.91%
	Ford Motor Credit Co., Commercial Paper
$100,000	1.240%, due 01/23/13(i)	99,644
600,000	1.259%, due 01/22/13(i)	597,884
	U.S. Treasury Bills, Discount Notes
34,000	0.137%, due 10/25/12(i)	33,997
800,000	0.158%, due 07/25/13(i)	799,011
5,067,000	0.169%, due 05/30/13(i)	5,061,918
200,000	0.172%, due 09/19/13(i)	199,701
	Total Short Term Securities (Cost $6,791,086)	6,792,155

SHORT-TERM BANK DEBT INSTRUMENTS: 0.48%
	Wells Fargo Bank & Co.-San Francisco
327,304	0.030%, due 10/01/12	327,304
	Total Short-Term Bank Debt Instruments (Cost $327,304)	327,304
	Total Investments: 99.37% (Cost $72,852,395)	68,129,967
	Net Other Assets and Liabilities: 0.63%	433,802	(j)
	Net Assets: 100.00%	$68,563,769

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2012.
(b)	Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,195,908, representing 4.66% of net assets.
(d)	Interest only security.
(e)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.
(f)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(g)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $1,733,400 representing 2.53% of net assets.
(h)	Principal only security.
(i)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(j)	Includes cash which is being held as collateral for futures contracts.

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees are as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
03/23/07 - 04/25/07	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class X1
	0.275%, 11/11/41(a)(c)(d)	$1,105,575	$957,075	1.39%
10/03/07 - 04/10/08	Canal Point II, Ltd., Sec. Note, Series AI
	0.000%, 06/25/14(e)	1,484,992	59,290	0.09%
03/29/06	Capco America Securitization Corp., Series 1998-D7, Class PS1
	1.748%, 10/15/30(a)(c)(d)	102,322	85	0.00	%(k)
12/29/11	Falcon Franchise Loan Llc, Series 2003-1, Class C
	4.100%, 01/05/25(c)(e)	0	10,032	0.01%
07/24/06 - 08/01/06	GNMA, Series 2002-28, Class IO
	0.296%, 01/16/42(a)(d)	921,679	53,170	0.08%
05/17/07	GNMA, Series 2003-64, Class XA
	0.000%, 08/16/43(a)(d)	463,069	4,111	0.00	%(k)
03/30/06	LB Commercial Conduit Mortgage Trust, Series 1996-C2, Class IO
	0.900%, 04/25/19(d)	79,927	3	0.00	%(k)
03/05/07	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class X
	0.031%, 06/15/38(a)(c)(d)	513,874	203,425	0.30%
03/29/06	Merrill Lynch Mortgage Investors, Series 1998-C1, Class IO
	0.688%, 11/15/26(a)(d)	626,782	340,342	0.50%
01/18/07	NLV Financial Corp., Sr. Notes
	7.500%, 08/15/33(a)(c)	275,661	258,471	0.38%
10/03/06 - 09/27/12	Preferred Term Securities XIII, Inc.
	1.959%, 03/24/34(a)(c)	669,253	193,727	0.28%
11/07/06 - 03/29/07	Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2, Class X1
	1.105%, 11/13/36(a)(c)(d)	1,685,563	12,153	0.02%
11/17/08	U.S. Treasury Bonds Strip Coupon
	0.000%, 11/15/17(h)	29	35	0.00	%(k)
		$7,928,726	$2,091,919	3.05%

(k)	Less than 0.005%.

FORWARD COMMITMENTS

Description	Interest Rate	Maturity Date	Principal Amount	Value
TBA Purchase Commitments at September 30, 2012: 1.59% (Cost Payable $1,091,875)
GNMA	3.500%	11/20/12	$1,000,000	$1,092,969
				$1,092,969

Description	Interest Rate	Maturity Date	Principal Amount	Value
TBA Sales Commitments at September 30, 2012: -6.22% (Cost Payable $(4,255,469))
FNMA	3.500%	10/16/12	$(3,000,000)	$(3,192,657)
FNMA	4.000%	10/16/27	(1,000,000)	(1,069,844)
				$(4,262,501)

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
U.S. 5 Year Treasury Note	Short	(63)	01/02/13	$(7,851,866)	$(67,994)
				$(7,851,866)	$(67,994)

Investment Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HUD - Department of Housing & Urban Development

IO - Interest Only

Jr. - Junior

Sec. - Secured

Sr. - Senior

STRIP - Separate Trading of Registered Interest and Principal of Securities

Sub. - Subordinated

Unsec. - Unsecured

Portfolio of Investments (Note 1)

Forward Large Cap Dividend Fund

September 30, 2012 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 89.30%
Consumer Discretionary: 9.31%
13,100	Comcast Corp., Class A	$468,588
4,247	McDonald’s Corp.	389,662
6,020	Omnicom Group, Inc.	310,391
9,540	Time Warner, Inc.	432,448
		1,601,089
Consumer Staples: 11.53%
8,100	Coca-Cola Co.	307,233
2,200	McCormick & Co., Inc.	136,488
7,970	Philip Morris International, Inc.	716,822
4,891	Procter & Gamble Co.	339,240
6,550	Wal-Mart Stores, Inc.	483,390
		1,983,173
Energy: 7.59%
3,290	Chevron Corp.	383,482
4,730	ConocoPhillips Corp.	270,461
2,170	Exxon Mobil Corp.	198,447
2,365	Phillips 66	109,665
3,190	Royal Dutch Shell Plc, ADR	221,418
3,500	Williams Cos., Inc.	122,395
		1,305,868
Financials: 12.59%
5,360	American Express Co.	304,770
1,350	BlackRock, Inc.	240,704
6,250	CME Group, Inc., Class A	358,125
9,200	Invesco, Ltd.	229,908
6,630	JPMorgan Chase & Co.	268,382
6,564	MetLife, Inc.	226,195
10,210	NYSE Euronext, Inc.	251,677
2,050	Public Storage	285,299
		2,165,060
Health Care: 9.81%
3,790	Becton, Dickinson and Co.	297,742
10,600	Cardinal Health, Inc.	413,082
2,600	Novartis AG, ADR	159,276
27,960	Pfizer, Inc.	694,806
1,700	Techne Corp.	122,298
		1,687,204
Industrials: 13.23%
3,560	3M Co.	329,015

6,000	Eaton Corp.	283,560
7,300	Emerson Electric Co.	352,371
5,510	General Dynamics Corp.	364,321
2,200	Lockheed Martin Corp.	205,436
3,420	Norfolk Southern Corp.	217,615
3,910	Stanley Black & Decker, Inc.	298,138
7,030	Waste Management, Inc.	225,522
		2,275,978
Information Technology: 19.46%
7,360	Automatic Data Processing, Inc.	431,738
16,110	Intel Corp.	365,375
2,220	International Business Machines Corp.	460,539
7,200	KLA-Tencor Corp.	343,476
6,720	Microchip Technology, Inc.	220,013
17,160	Microsoft Corp.	511,025
7,460	Qualcomm, Inc.	466,175
10,900	Sycamore Networks, Inc.(a)	167,860
13,900	Texas Instruments, Inc.	382,945
		3,349,146
Materials: 3.60%
11,000	Bemis Co., Inc.	346,170
21,300	Gold Fields, Ltd., Sponsored ADR	273,705
		619,875
Telecommunication Services: 2.18%
9,930	AT&T, Inc.	374,361
	Total Common Stocks (Cost $12,366,595)	15,361,754

CONVERTIBLE PREFERRED STOCKS: 1.89%
Financials: 1.89%
12,200	FelCor Lodging Trust, Inc., Series A, 1.950%	324,276
	Total Convertible Preferred Stocks (Cost $323,544)	324,276
PREFERRED STOCKS: 0.46%
Financials: 0.46%
3,156	Strategic Hotels & Resorts, Inc., Series A, 8.500%	79,373
	Total Preferred Stocks (Cost $98,152)	79,373

Principal Amount		Value
AGENCY PASS-THROUGH SECURITIES: 0.48%
	GNMA
1,322,462	4.000%, 03/16/22(b)	83,347
	Total Agency Pass-Through Securities (Cost $137,567)	83,347

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.78%
	FHLMC, REMICS
788,715	3.000%, 06/15/27(b)(c)	98,802
1,835,768	4.000%, 11/15/28(b)	143,399
1,044,340	4.500%, 10/15/30(b)	150,887
	FNMA, REMICS
445,637	3.500%, 11/25/20(b)	29,466
239,247	4.000%, 09/25/20(b)	16,070
525,077	4.000%, 10/25/20(b)	39,534
	Total Collateralized Mortgage Obligations (Cost $496,807)	478,158

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 2.73%
	Wells Fargo Bank & Co.-San Francisco
$470,208	0.030%, due 10/01/12	470,208
	Total Short-Term Bank Debt Instruments (Cost $470,208)	470,208
	Total Investments: 97.64% (Cost $13,892,873)	16,797,116
	Net Other Assets and Liabilities: 2.36%	405,125	(d)
	Net Assets: 100.00%	$17,202,241

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Interest only security.
(c)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2012.
(d)	Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
E-mini S&P 500® Futures	Long	15	12/24/12	$1,075,650	$(16,284)
				$1,075,650	$(16,284)

Investment Abbreviations:

ADR - American Depositary Receipt

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

REMICS - Real Estate Mortgage Investment Conduits

S&P - Standard and Poor’s

Consolidated Portfolio of Investments (Note 1)

Forward Managed Futures Strategy Fund

September 30, 2012 (Unaudited)

Shares		Value (Note 1)
EXCHANGE-TRADED FUNDS: 74.29%
31,000	Vanguard Mortgage-Backed Securities ETF	$1,638,970
20,500	Vanguard Short-Term Corporate Bond ETF	1,646,765
53,400	Vanguard Short-Term Government Bond ETF	3,256,866
	Total Exchange-Traded Funds (Cost $6,483,859)	6,542,601

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 8.36%
	Wells Fargo Bank & Co.-San Francisco
$736,163	0.030%, due 10/01/12	736,163
	Total Short-Term Bank Debt Instruments (Cost $736,163)	736,163
	Total Investments: 82.65% (Cost $7,220,022)	7,278,764
	Net Other Assets and Liabilities: 17.35%	1,527,787	(a)
	Net Assets: 100.00%	$8,806,551

Percentages are stated as a percent of net assets.

(a)	Includes cash which is being held as collateral for swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Loss
Credit Suisse	CS Multi Asset Future	150 Bps	Total Return	10/05/12	$13,637,566	$(259,737)
					$13,637,566	$(259,737)

Investment Abbreviations:

ETF - Exchange-Traded Fund

Bps - Basis Points

Portfolio of Investments (Note 1)

Forward Real Estate Fund

September 30, 2012 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 94.55%
Real Estate Operating/Development: 3.41%
40,277	Forest City Enterprises, Inc., Class A(a)	$638,391
100,676	Thomas Properties Group, Inc.	585,934
		1,224,325
REITs-Apartments: 14.34%
11,300	American Campus Communities, Inc.	495,844
7,100	Associated Estates Realty Corp.	107,636
4,900	AvalonBay Communities, Inc.	666,351
4,600	BRE Properties, Inc.	215,694
6,633	Camden Property Trust	427,762
23,423	Campus Crest Communities, Inc.	252,968
29,800	Equity Residential	1,714,395
9,200	Home Properties, Inc.	563,684
28,200	UDR, Inc.	699,924
		5,144,258
REITs-Diversified: 9.61%
32,000	Cousins Properties, Inc.	254,080
14,200	Digital Realty Trust, Inc.	991,870
11,726	Lexington Realty Trust	113,273
15,672	Vornado Realty Trust	1,270,216
7,579	Washington REIT	203,269
57,100	Winthrop Realty Trust	615,538
		3,448,246
REITs-Health Care: 14.97%
28,500	HCP, Inc.	1,267,680
26,100	Health Care REIT, Inc.	1,507,275
16,500	Medical Properties Trust, Inc.	172,425
7,257	OMEGA Healthcare Investors, Inc.	164,952
41,018	Senior Housing Properties Trust	893,372
21,835	Ventas, Inc.	1,359,229
		5,364,933
REITs-Hotels: 9.62%
30,339	Chatham Lodging Trust	421,105
17,400	Chesapeake Lodging Trust	345,738
49,444	DiamondRock Hospitality Co.	476,146
78,099	FelCor Lodging Trust, Inc.(a)	370,189
50,000	Hersha Hospitality Trust	245,000
58,758	Host Hotels & Resorts, Inc.	943,066
75,919	Summit Hotel Properties, Inc.	648,348
		3,449,592
REITs-Office Property: 11.15%
3,692	Alexandria Real Estate Equities, Inc.	271,436
11,015	Boston Properties, Inc.	1,218,369
50,361	CommonWealth REIT	733,256
8,500	Douglas Emmett, Inc.	196,095
29,630	Hudson Pacific Properties, Inc.	548,155
3,400	Kilroy Realty Corp.	152,252
6,000	Mack-Cali Realty Corp.	159,600

8,999	SL Green Realty Corp.	720,550
		3,999,713
REITs-Regional Malls: 9.04%
23,005	General Growth Properties, Inc.	448,137
14,200	Macerich Co.	812,666
13,047	Simon Property Group, Inc.	1,980,665
		3,241,468
REITs-Shopping Centers: 11.19%
3,900	AmREIT, Inc., Class B	57,798
11,700	Developers Diversified Realty Corp.	179,712
47,637	Excel Trust, Inc.	544,015
6,546	Federal Realty Investment Trust	689,294
45,700	Kimco Realty Corp.	926,338
27,380	Retail Opportunity Investments Corp.	352,381
5,100	Tanger Factory Outlet Centers, Inc.	164,883
3,200	Taubman Centers, Inc.	245,536
24,266	Weingarten Realty Investors, Inc.	682,117
13,000	Whitestone REIT, Class B	171,600
		4,013,674
REITs-Storage: 3.69%
7,300	Public Storage, Inc.	1,015,941
5,300	Sovran Self Storage, Inc.	306,605
		1,322,546
REITs-Warehouse/Industrial: 7.53%
29,300	First Industrial Realty Trust, Inc.(a)	385,002
6,793	First Potomac Realty Trust	87,494
36,205	ProLogis	1,268,261
36,539	STAG Industrial, Inc.	594,124
23,200	Terreno Realty Corp.	366,560
		2,701,441
	Total Common Stocks (Cost $22,540,235)	33,910,196

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 6.59%
	JPMorgan Chase-New York
$2,363,991	0.030%, due 10/01/12	2,363,991
	Total Short-Term Bank Debt Instruments (Cost $2,363,991)	2,363,991
	Total Investments: 101.14% (Cost $24,904,226)	36,274,187
	Net Other Assets and Liabilities: (1.14)%	(407,881)
	Net Assets: 100.00%	$35,866,306

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Investment Abbreviations:

REIT - Real Estate Investment Trust

Portfolio of Investments (Note 1)

Forward Real Estate Long/Short Fund

September 30, 2012 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 91.31%
Energy & Equipment: 1.34%
28,663	Danieli & C Officine Meccaniche SpA	$395,222
30,000	Peabody Energy Corp.(a)	668,700
		1,063,922
Hotels & Motels: 0.22%
75,000	Overseas Union Enterprise, Ltd.	173,566
Real Estate Operating/Development: 6.75%
82,030	Forest City Enterprises, Inc., Class A(a)(b)	1,300,176
81,000	Global Logistic Properties, Ltd.	165,670
102,000	Great Eagle Holdings, Ltd.	311,102
75,000	Hysan Development Co., Ltd.	341,434
226,000	Soundwill Holdings, Ltd.	401,050
51,000	Sun Hung Kai Properties, Ltd.	747,171
45,800	Terreno Realty Corp.	723,640
235,094	Thomas Properties Group, Inc.	1,368,246
		5,358,489
REITs-Apartments: 10.77%
5,000	American Campus Communities, Inc.	219,400
10,000	Apartment Investment & Management Co., Class A	259,900
16,800	Associated Estates Realty Corp.	254,688
7,900	AvalonBay Communities, Inc.(a)	1,074,321
17,800	Camden Property Trust(a)	1,147,922
34,808	Campus Crest Communities, Inc.	375,926
30,900	Equity Residential(a)	1,777,677
5,000	Essex Property Trust, Inc.(a)	741,200
20,500	Home Properties, Inc.(a)	1,256,035
58,308	UDR, Inc.(a)	1,447,205
		8,554,274
REITs-Diversified: 10.83%
16,000	Astro Japan Property Group	47,467
56,800	Cousins Properties, Inc.	450,992
32,000	Digital Realty Trust, Inc.(a)	2,235,200
240	Kenedix Realty Investment Corp.	865,095
24,474	Lexington Realty Trust(a)	236,419
32,237	Vornado Realty Trust(a)	2,612,809
17,000	Washington Real Estate Investment Trust	455,940
29,200	Whitestone REIT, Class B	385,440
120,932	Winthrop Realty Trust(a)	1,303,647
		8,593,009
REITs-Health Care: 10.37%
42,400	HCP, Inc.(a)	1,885,952
41,800	Health Care REIT, Inc.(a)	2,413,950
71,000	Medical Properties Trust, Inc.(a)	741,950
15,494	OMEGA Healthcare Investors, Inc.(a)	352,179
42,366	Senior Housing Properties Trust(a)	922,731
30,664	Ventas, Inc.(a)	1,908,834
		8,225,596

REITs-Hotels: 9.60%
67,168	Chatham Lodging Trust(a)	932,292
41,300	Chesapeake Lodging Trust(a)	820,631
112,256	DiamondRock Hospitality Co.(a)	1,081,025
172,743	FelCor Lodging Trust, Inc.(a)(b)	818,802
100,000	Hersha Hospitality Trust	490,000
130,215	Host Hotels & Resorts, Inc.(a)	2,089,951
162,548	Summit Hotel Properties, Inc.	1,388,160
		7,620,861
REITs-Mortgage: 2.77%
204,982	iStar Financial, Inc.(b)	1,697,250
96,166	RAIT Financial Trust	504,872
		2,202,122
REITs-Office Property: 13.86%
12,858	Alexandria Real Estate Equities, Inc.(a)	945,320
24,030	Boston Properties, Inc.(a)	2,657,958
25,800	Brandywine Realty Trust(a)	314,502
86,545	CommonWealth REIT(a)	1,260,095
16,000	Douglas Emmett, Inc.(a)	369,120
40,000	Government Properties Income Trust(a)	936,000
60,885	Hudson Pacific Properties, Inc.(a)	1,126,373
7,800	Kilroy Realty Corp.(a)	349,284
13,600	Mack-Cali Realty Corp.(a)	361,760
54,800	Mission West Properties, Inc.	476,760
207,073	MPG Office Trust, Inc.(b)	693,695
18,801	SL Green Realty Corp.(a)	1,505,396
		10,996,263
REITs-Regional Malls: 5.79%
42,071	General Growth Properties, Inc.(a)	819,543
31,700	Macerich Co.(a)	1,814,191
12,947	Simon Property Group, Inc.(a)	1,965,484
		4,599,218
REITs-Shopping Centers: 8.07%
9,112	AmREIT, Inc., Class B	135,040
23,300	DDR Corp.(a)	357,888
95,361	Excel Trust, Inc.	1,089,023
13,989	Federal Realty Investment Trust(a)	1,473,042
76,200	Kimco Realty Corp.(a)	1,544,573
23,492	Ramco-Gershenson Properties Trust(a)	294,355
55,920	Retail Opportunity Investments Corp.(a)	719,690
10,600	Tanger Factory Outlet Centers, Inc.(a)	342,698
42,700	Westfield Group	450,015
		6,406,324
REITs-Specialized: 3.09%
34,400	American Tower Corp.(a)	2,455,816
REITs-Storage: 2.38%
13,600	Public Storage(a)	1,892,712
REITs-Warehouse/Industrial: 5.47%
68,500	First Industrial Realty Trust, Inc.(a)(b)	900,090
13,707	First Potomac Realty Trust(a)	176,546
54,647	ProLogis, Inc.(a)	1,914,285

83,285	STAG Industrial, Inc.(a)	1,354,214
		4,345,135
	Total Common Stocks (Cost $52,902,391)	72,487,307
EXCHANGE-TRADED FUNDS: 2.22%
40,000	iPath S&P 500® VIX Short-Term Futures ETN(b)	360,400
55,000	ProShares UltraShort Real Estate ETF(b)	1,403,050
	Total Exchange-Traded Funds (Cost $1,921,348)	1,763,450
PREFERRED STOCKS: 16.84%
REITs-Diversified: 2.82%
	CapLease, Inc.
35,000	Series A, 8.125%(a)	875,000
28,000	Series B, 8.375%	728,000
	Cousins Properties, Inc.
25,000	Series A, 7.750%(a)	635,000
		2,238,000
REITs-Hotels: 7.49%
	Ashford Hospitality Trust, Inc.
80,700	Series D, 8.450%(a)	2,044,938
	FelCor Lodging Trust, Inc.
55,000	Series A, 1.950%(a)	1,461,900
	Hersha Hospitality Trust
52,900	Series A, 8.000%(a)	1,358,472
	Sunstone Hotel Investors, Inc.
43,300	Series A, 8.000%(a)	1,086,830
		5,952,140
REITs-Mortgage: 0.79%
	iStar Financial, Inc.
31,466	Series G, 7.650%(a)	626,173
REITs-Office Property: 0.95%
	Parkway Properties, Inc.
30,000	Series D, 8.000%	751,500
REITs-Regional Malls: 2.93%
	CBL & Associates Properties, Inc.
50,000	Series C, 7.750%(a)	1,254,000
	Glimcher Realty Trust
42,630	Series G, 8.125%(a)	1,071,718
		2,325,718
REITs-Shopping Centers: 1.14%
	Kite Realty Group Trust
35,000	Series A, 8.250%(a)	907,900
REITs-Warehouse/Industrial: 0.72%
	First Industrial Realty Trust, Inc.
22,271	Series J, 7.250%	572,365
	Total Preferred Stocks (Cost $9,849,176)	13,373,796

Contracts
OPTIONS PURCHASED: 0.07%
300	Financial Select Sector SPDR® Fund , Expires January 2013 at $15.00 Put		14,400
300	Financial Select SPDR® , Expires January 2013 at $14.00 Put		7,200
200	iShares® Dow Jones U.S. Real Estate Index Fund , Expires January 2013 at $58.00 Put		13,800
250	iShares® Dow Jones U.S. Real Estate Index Fund , Expires January 2013 at $57.00 Put		14,750
100	iShares® Dow Jones U.S. Real Estate Index Fund , Expires January 2013 at $59.00 Put		8,600
	Total Options Purchased (Cost $241,106)		58,750

Principal Amount
CORPORATE BONDS: 1.35%
REITs-Mortgage: 1.35%
	iStar Financial, Inc., Sr. Unsec. Notes
$1,000,000	9.000%, 06/01/17		1,075,000
	Total Corporate Bonds (Cost $984,584)		1,075,000
CONVERTIBLE CORPORATE BONDS: 1.24%
REITs-Mortgage: 1.24%
	NorthStar Realty Finance LP
875,000	7.500%, 03/15/31 (c)		986,563
	Total Convertible Corporate Bonds (Cost $876,844)		986,563

Par Value		Currency
SHORT-TERM BANK DEBT INSTRUMENTS: 3.40%
	Brown Brothers Harriman & Co.-Grand Cayman
15,930	0.030%, due 10/01/12	SGD	12,981
2,550,938	0.030%, due 10/01/12	JPY	32,688
	JPMorgan Chase-New York
452,091	0.030%, due 10/01/12	HKD	58,304
215,722	0.030%, due 10/01/12	AUD	223,768
	Wells Fargo Bank & Co.-San Francisco
2,374,657	0.030%, due 10/01/12	USD	2,374,657
	Total Short-Term Bank Debt Instruments (Cost $2,699,442)		2,702,398
	Total Investments: 116.43% (Cost $69,474,891)		92,447,264
	Net Other Assets and Liabilities: (16.43)%		(13,043,044)
	Net Assets: 100.00%		$79,404,220

Percentages are stated as a percent of net assets.

(a)	Security, or portion of security, is being held as collateral for short sales, written option contracts or the letter of credit. At period end, the aggregate market value of those securities was $51,401,745, representing 64.73% of net assets.
(b)	Non-income producing security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $986,563, representing 1.24% of net assets.

Shares		Value (Note 1)
SCHEDULE OF SECURITIES SOLD SHORT
Common Stock
(10,000)	BRE Properties, Inc.	$(468,900)
(35,000)	CBL & Associates Properties, Inc.	(746,900)
(2,321)	CoreSite Realty Corp.	(62,528)
(10,000)	CubeSmart	(128,700)
(40,000)	Duke Realty Corp.	(588,000)
(10,000)	Family Dollar Stores, Inc.	(663,000)
(60,000)	Glimcher Realty Trust	(634,200)
(20,000)	Lennar Corp., Class A	(695,400)
(10,000)	Liberty Property Trust	(362,400)
(10,000)	Marriott International, Inc., Class A	(391,000)
(20,000)	Pennsylvania REIT	(317,200)
(10,000)	Rayonier, Inc.	(490,100)
(5,000)	Realty Income Corp.	(204,450)
(10,000)	Regency Centers Corp.	(487,300)
(6,000)	Sherwin-Williams Co.	(893,460)
(50,000)	Standard Pacific Corp.	(338,000)
(15,000)	Taubman Centers, Inc.	(1,150,950)
(30,000)	Wyndham Worldwide Corp.	(1,574,400)
Exchange-Traded Funds
(10,000)	SPDR® S&P® Homebuilders ETF	(248,200)
	Total Securities Sold Short (Proceeds $8,617,270)	$(10,445,088)

Contracts		Value (Note 1)
SCHEDULE OF OPTIONS WRITTEN
(100)	American Tower Corp., Expires October 2012, Strike Price $75.00 Call	$(500)
(45)	AvalonBay Communities, Inc., Expires October 2012, Strike Price $150.00 Call	(450)
(300)	Peabody Energy Corp., Expires December 2012, Strike Price $25.00 Call	(28,500)
(100)	Public Storage, Expires December 2012, Strike Price $155.00 Call	(2,500)
(103)	Simon Property Group, Inc., Expires October 2012, Strike Price $170.00 Call	(515)
	Total Options Written (Proceeds $117,311)	$(32,465)

Investment Abbreviations:

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

SPDR - Standard & Poors Depositary Receipts

Currency Abbreviations:

AUD - Australian Dollar

HKD - Hong Kong Dollar

JPY - Japanese Yen

SGD - Singapore Dollar

USD - U.S. Dollar

Portfolio of Investments (Note 1)

Forward Select EM Dividend Fund

September 30, 2012 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 87.07%
Brazil: 3.39%
18,600	BM&F Bovespa SA	$112,027
8,400	Cia Paranaense de Energia, Sponsored ADR(a)	137,928
5,850	Itau Unibanco Holding SA, Preferred ADR(a)	89,388
		339,343
Chile: 2.96%
9,200	Corpbanca SA, ADR(a)	166,336
62,300	Vina Concha Y Toro SA	130,145
		296,481
China: 7.16%
1,750	China Petroleum & Chemical Corp., ADR(a)	161,735
373,000	Kingsoft Corp., Ltd.	235,709
2,500	Mindray Medical International, Ltd., ADR(a)	84,025
170,000	Xinhua Winshare Publishing and Media Co., Ltd., Class H	84,188
379,500	Zijin Mining Group Co., Ltd., Class H	153,189
		718,846
Egypt: 0.95%
16,500	Commercial International Bank Egypt SAE	95,101
Estonia: 1.33%
34,200	Silvano Fashion Group AS, Class A	132,908
Hong Kong: 8.45%
2,000	China Mobile, Ltd., Sponsored ADR(a)	110,720
30,000	First Pacific Co., Ltd., Sponsored ADR(a)	160,200
4,800	Guangdong Investment, Ltd., Unsponsored ADR(a)	190,847
308,000	Sino Biopharmaceutical, Ltd.	113,603
85,000	SJM Holdings, Ltd.	184,820
39,000	YGM Trading, Ltd.	87,314
		847,504
India: 0.23%
1,500	Bajaj Holdings and Investment, Ltd., Sponsored GDR(b)	22,596
Indonesia: 10.50%
166,000	PT AKR Corporindo Tbk	73,720
1,840,300	PT Astra Graphia Tbk	265,373
231,000	PT Bank Mandiri Tbk	197,932
245,000	PT Kalbe Farma Tbk	120,324
455,500	PT Media Nusantara Citra Tbk	123,751
75,400	PT Tambang Batubara Bukit Asam Tbk	127,636
3,700	PT Telekomunikasi Indonesia Tbk, Sponsored ADR(a)	144,041
		1,052,777

Italy: 2.74%
19,900	Danieli & Compagnia Officine Meccaniche SpA	274,393
Malaysia: 3.24%
177,870	Eng Kah Corp. Bhd	207,170
81,400	Hartalega Holdings Bhd	117,180
		324,350
Mexico: 3.28%
1,750	Fomento Economico Mexicano SAB de CV, Sponsored ADR(a)	160,965
67,000	Grupo Bimbo SAB de CV, Series A	167,243
		328,208
Nigeria: 0.42%
1,900,000	Diamond Bank Plc(c)	41,698
Pakistan: 0.33%
2,700	HUB Power Co., Sponsored GDR	33,210
Philippines: 2.16%
335,000	Manila Water Co.	216,828
Poland: 0.99%
8,900	Powszechna Kasa Oszczednosci Bank Polski SA	98,900
Russia: 2.49%
3,100	Lukoil OAO, Sponsored ADR(a)	190,774
7,000	M Video OJSC	58,338
		249,112
Singapore: 2.48%
12,499	China Yuchai International, Ltd.(a)	159,362
22,000	SembCorp Marine, Ltd.	89,097
		248,459
South Africa: 5.35%
16,100	Gold Fields, Ltd., Sponsored ADR(a)	206,885
7,401	Kumba Iron Ore, Ltd., ADR(a)	149,056
7,900	Santam, Ltd.	180,144
		536,085
South Korea: 2.19%
2,700	Able C&C Co., Ltd.	219,124
Sri Lanka: 1.78%
100,000	Commercial Bank of Ceylon Plc, Non-Voting Depository Receipt	72,629
119,916	Hatton National Bank Plc, Non-Voting Depository Receipt	105,532
		178,161

Taiwan: 3.59%
165,000	Formosan Rubber Group, Inc.	118,205
50,000	Kinik Co.	72,577
63,700	Quanta Computer, Inc.	169,282
		360,064
Thailand: 13.35%
85,500	Charoen Pokphand Foods Pcl, Non-Voting Depository Receipt	93,056
3,050,000	Jasmine International Pcl	384,471
40,700	PTT Exploration & Production Pcl	214,872
55,000	Shin Corp. Pcl	122,401
17,840	Shin Corp. Pcl, Non-Voting Depository Receipt	39,702
24,100	Siam Commercial Bank Pcl, Non-Voting Depository Receipt	131,932
65,000	SNC Former Pcl, Non-Voting Depository Receipt	57,545
153,000	Supalai Public Co., Ltd.	97,427
800,000	Thai Tap Water Supply Pcl	197,531
		1,338,937
Turkey: 5.86%
40,800	Anadolu Hayat Emeklilik AS	103,064
46,763	Aselsan Elektronik Sanayi Ve Ticaret AS	169,125
26,500	Cimsa Cimento Sanayi VE Tica	116,778
2,932	Pinar SUT Mamulleri Sanayii AS	24,471
8,100	Turk Traktor ve Ziraat Makineleri AS	173,515
		586,953
United Kingdom: 0.96%
4,250	Standard Chartered Plc	96,081
United States: 0.89%
5,800	Sycamore Networks, Inc.(c)	89,320
	Total Common Stocks (Cost $8,234,374)	8,725,439

PREFERRED STOCKS: 1.49%
Brazil: 1.19%
3,100	Companhia de Bebidas das Americas, Preferred ADR(a)	118,637
United States: 0.30%
1,200	Strategic Hotels & Resorts, Inc., Series A, 8.500%	30,180
	Total Preferred Stocks (Cost $142,751)	148,817

WARRANTS: 0.02%
Malaysia: 0.02%
16,170	Eng Kah Corp. Bhd, Warrants, Strike Price $3.50 (expiring 09/25/17)(c)	317
4,140	Hartalega Holdings Bhd, Warrants, Strike Price 4.14 MYR (expiring 05/24/15)(c)	1,558
		1,875
	Total Warrants (Cost $0)	1,875

Principal Amount
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.61%
United States: 2.61%
	FHLMC, REMICS
$ 788,715	3.000%, 06/15/27(d)	98,802
980,176	4.000%, 05/15/26(d)	107,387
	GNMA, REMICS
450,785	4.500%, 05/16/35(d)	55,459
		261,648
	Total Collateralized Mortgage Obligations (Cost $307,597)	261,648

Par Value		Currency
SHORT-TERM BANK DEBT INSTRUMENTS: 12.28%
	Brown Brothers Harriman & Co.-Grand Cayman
65	0.030%, due 10/01/12	ZAR	8
	Wells Fargo Bank & Co.-San Francisco
1,230,372	0.030%, due 10/01/12	USD	1,230,372
	Total Short-Term Bank Debt Instruments (Cost $1,230,380)		1,230,380
	Total Investments: 103.47% (Cost $9,915,102)		10,368,159
	Net Other Assets and Liabilities: (3.47)%		(347,913)
	Net Assets: 100.00%		$10,020,246

Percentages are stated as a percent of net assets.

(a)	Security, or portion of security, is being held as collateral for the letter of credit. At period end, the aggregate market value of those securities was $1,810,411.

(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $22,596 representing 0.23% of net assets.
(c)	Non-income producing security.
(d)	Interest only security.

Investment Abbreviations:

ADR - American Depositary Receipt

FHLMC - Federal Home Loan Mortgage Corp.

GDR - Global Depositary Receipt

GNMA - Government National Mortgage Association

REMICS - Real Estate Mortgage Investment Conduits

Currency Abbreviations:

MYR - Malaysian Ringgit

USD - U.S. Dollar

ZAR - South African Rand

Portfolio of Investments (Note 1)

Forward Select Income Fund

September 30, 2012 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 18.54%
Medical-Nursing Homes: 0.85%
1,075,000	Sunrise Senior Living, Inc.(a)	$15,340,250
Oil, Gas & Consumable Fuels: 0.13%
99,030	Crestwood Midstream Partners LP	2,356,914
REITs-Apartments: 0.63%
500,000	Associated Estates Realty Corp.	7,580,000
340,000	Campus Crest Communities, Inc.	3,672,000
		11,252,000
REITs-Diversified: 2.00%
200,000	Liberty Property Trust	7,248,000
1,200,000	Spirit Realty Capital, Inc.(a)	18,600,000
200,000	Whitestone REIT, Class B	2,640,000
690,000	Winthrop Realty Trust(b)	7,438,200
		35,926,200
REITs-Health Care: 3.17%
1,600,000	Medical Properties Trust, Inc.	16,720,000
500,000	OMEGA Healthcare Investors, Inc.(b)	11,365,000
950,000	Sabra Health Care REIT, Inc.(b)	19,009,500
160,000	Ventas, Inc.	9,960,000
		57,054,500
REITs-Hotels: 0.64%
825,000	Chatham Lodging Trust(b)	11,451,000
REITs-Manufactured Homes: 0.53%
215,000	Sun Communities, Inc.	9,485,800
REITs-Mortgage: 0.45%
245,000	Ares Commercial Real Estate Corp.	4,179,700
200,000	Colony Financial, Inc.	3,896,000
		8,075,700
REITs-Office Property: 4.24%
750,000	BioMed Realty Trust, Inc.	14,040,000
2,500,000	CommonWealth REIT(b)	36,400,000
400,000	Corporate Office Properties Trust	9,588,000
400,000	Hudson Pacific Properties, Inc.	7,400,000
340,000	Mack-Cali Realty Corp.	9,044,000
		76,472,000
REITs-Residential: 0.28%
250,000	American Residential Properties, Inc.(a)(c)	4,968,750
REITs-Shopping Centers: 2.42%
825,000	AmREIT, Inc., Class B	12,226,500
1,080,000	Excel Trust, Inc.(b)	12,333,600
1,675,000	Retail Properties of America, Inc., Class A	18,961,000
		43,521,100

REITs-Single Tenant: 0.62%
272,000	Realty Income Corp.	11,122,080
REITs-Warehouse/Industrial: 2.58%
2,000,000	STAG Industrial, Inc.	32,520,000
1,617,900	Summit Hotel Properties, Inc.(b)	13,816,866
		46,336,866
	Total Common Stocks (Cost $315,483,842)	333,363,160

EXCHANGE-TRADED FUNDS: 1.51%
Exchange-Traded Funds: 1.51%
1,065,000	ProShares UltraShort Real Estate(a)	27,168,150
	Total Exchange-Traded Funds (Cost $31,074,778)	27,168,150

CONVERTIBLE PREFERRED STOCKS: 6.20%
REITs-Diversified: 2.05%
	Entertainment Properties Trust
148,700	Series C, 5.750%(b)	3,107,830
644,101	Series E, 9.000%(b)	18,749,780
	Lexington Realty Trust
303,428	Series C, 6.500%(b)	14,880,109
		36,737,719
REITs-Hotels: 1.74%
	FelCor Lodging Trust, Inc.
1,177,888	Series A, 1.950%(b)	31,308,263
REITs-Office Property: 1.19%
	CommonWealth REIT
910,982	Series D, 6.500%(b)	21,398,967
REITs-Shopping Centers: 1.22%
	Excel Trust, Inc.
400,000	Series A, 7.000%(b)(c)	9,400,000
	Ramco-Gershenson Properties Trust
245,700	Series D, 7.250%(b)	12,562,641
		21,962,641
	Total Convertible Preferred Stocks (Cost $90,915,737)	111,407,590

PREFERRED STOCKS: 69.89%
Real Estate Operating/Development: 1.78%
	Forest City Enterprises, Inc.
1,320,323	7.375%(b)	32,017,833
REITs-Apartments: 2.95%
	Apartment Investment & Management Co.
120,000	Series Z, 7.000%	3,212,400
	Campus Crest Communities, Inc.
192,500	Series A, 8.000%	5,207,125
	Equity Residential

361,200	Series K, 8.290%(b)	24,674,475
	Essex Property Trust, Inc.
277,795	Series H, 7.125%(b)	7,403,237
	UMH Properties, Inc.
480,000	Series A, 8.250%(b)	12,576,000
		53,073,237
REITs-Diversified: 10.80%
	CapLease, Inc.
698,000	Series A, 8.125%(b)	17,450,000
383,900	Series B, 8.375%	9,981,400
	Cousins Properties, Inc.
369,293	Series A, 7.750%	9,380,042
332,989	Series B, 7.500%(b)	8,391,323
	Duke Realty Corp.
350,000	Series L, 6.600%(b)	8,851,500
	DuPont Fabros Technology, Inc.
1,147,000	Series A, 7.875%(b)	30,819,891
567,850	Series B, 7.625%(b)	15,297,879
	Entertainment Properties Trust
154,744	Series D, 7.375%(b)	3,879,432
	Investors Real Estate Trust
390,000	Series B, 7.950%	10,097,100
	Lexington Realty Trust
625,652	Series D, 7.550%(b)	15,766,430
	PS Business Parks, Inc.
529,219	Series P, 6.700%(b)	13,241,059
194,616	Series R, 6.875%(b)	5,202,086
	Vornado Realty LP
256,172	7.875%(b)	7,031,921
	Winthrop Realty Trust
520,000	7.750%	13,343,200
950,000	Series D, 9.250%	25,374,500
		194,107,763
REITs-Health Care: 0.32%
	Senior Housing Properties Trust
232,139	5.625%	5,726,869
REITs-Hotels: 13.36%
	Ashford Hospitality Trust, Inc.
210,600	Series A, 8.550%(b)	5,363,982
1,402,300	Series D, 8.450%(b)	35,534,282
683,000	Series E, 9.000%(b)	18,352,210
	Chesapeake Lodging Trust
400,000	7.750%	10,364,000
	Eagle Hospitality Properties Trust, Inc.
351,300	Series A, 8.250%(b)	1,813,586
	FelCor Lodging Trust, Inc.
1,399,574	Series C, 8.000%(b)	37,438,604
	Hersha Hospitality Trust
493,433	Series A, 8.000%(b)	12,671,359
622,589	Series B, 8.000%(b)	16,118,829
	Hospitality Properties Trust
344,070	Series C, 7.000%(b)	8,780,666
	LaSalle Hotel Properties
661,018	Series G, 7.250%(b)	16,617,993
120,000	Series H, 7.500%	3,169,200
	Pebblebrook Hotel Trust
471,979	Series A, 7.875%(b)	12,479,125
145,000	Series B, 8.000%(b)	3,806,250

	Strategic Hotels & Resorts, Inc.
110,792	Series A, 8.500%	2,786,419
52,067	Series B, 8.250%	1,301,154
73,357	Series C, 8.250%	1,841,261
	Sunstone Hotel Investors, Inc.
1,319,097	Series A, 8.000%(b)	33,109,335
727,592	Series D, 8.000%(b)	18,750,046
		240,298,301
REITs-Manufactured Homes: 0.94%
	Equity Lifestyle Properties, Inc.
657,290	Series C, 6.750%(b)	16,912,072
REITs-Mortgage: 6.47%
	Apollo Commercial Real Estate Finance, Inc.
144,550	Series A, 8.625%	3,700,480
	Colony Financial, Inc.
1,075,000	Series A, 8.500%	27,735,000
	iStar Financial, Inc.
490,611	Series D, 8.000%(b)	10,170,366
1,036,299	Series E, 7.875%(b)	20,725,980
567,811	Series F, 7.800%(b)	11,350,542
848,247	Series G, 7.650%(b)	16,880,115
516,552	Series I, 7.500%(b)	10,310,378
	NorthStar Realty Finance Corp.
93,540	Series A, 8.750%(b)	2,322,598
557,945	Series B, 8.250%(b)	13,100,549
		116,296,008
REITs-Office Property: 5.74%
	Alexandria Real Estate Equities, Inc.
102,798	Series D, 7.000%(b)	2,811,525
	BioMed Realty Trust, Inc.
151,251	Series A, 7.375%(b)	3,823,625
	Brandywine Realty Trust
123,053	Series D, 7.375%(b)	3,152,003
	Corporate Office Properties Trust
15,300	Series H, 7.500%(b)	390,303
96,846	Series J, 7.625%(b)	2,469,573
200,000	Series L, 7.375%	5,154,000
	Highwoods Properties, Inc.
2,624	Series A, 8.625%	3,169,136
	Hudson Pacific Properties, Inc.
935,686	Series B, 8.375%(b)	25,081,063
	Parkway Properties, Inc.
1,267,158	Series D, 8.000%(b)	31,742,308
	SL Green Realty Corp.
918,128	Series C, 7.625%(b)	22,989,925
100,000	Series I, 6.500%	2,502,000
		103,285,461
REITs-Regional Malls: 5.90%
	CBL & Associates Properties, Inc.
310,330	Series C, 7.750%(b)	7,783,076
2,289,109	Series D, 7.375%(b)	57,960,241
	Glimcher Realty Trust
1,467,716	Series G, 8.125%(b)	36,898,380
138,361	Series H, 7.500%	3,532,356
		106,174,053
REITs-Shopping Centers: 12.26%
	Cedar Realty Trust, Inc.
1,004,211	Series A, 8.875%(b)	25,506,959

368,832	Series B, 7.250%	8,944,176
	DDR Corp.
850,000	Series H, 7.375%(b)	21,411,500
	Excel Trust, Inc.
550,000	Series B, 8.125%	14,300,000
	Inland Real Estate Corp.
520,000	Series A, 8.125%(b)	13,764,400
	Kimco Realty Corp.
885,975	Series G, 7.750%(b)	22,530,344
	Kite Realty Group Trust
565,000	Series A, 8.250%(b)	14,656,100
	Saul Centers, Inc.
662,109	Series A, 8.000%(b)	17,082,412
687,313	Series B, 9.000%(b)	17,938,869
	Urstadt Biddle Properties, Inc.
91,673	Series C, 8.500%(b)	9,654,084
481,400	Series D, 7.500%(b)	12,359,945
	Weingarten Realty Investors
250,000	Senior Notes, 8.100%(b)	5,817,500
1,446,163	Series F, 6.500%(b)	36,544,540
		220,510,829
REITs-Warehouse/Industrial: 9.37%
	First Industrial Realty Trust, Inc.
13,600	Series F, 6.236%	12,605,500
772,549	Series J, 7.250%	19,854,509
142,740	Series K, 7.250%	3,597,048
	First Potomac Realty Trust
993,750	Series A, 7.750%(b)	25,668,562
	Monmouth Real Estate Investment Corp.
372,000	7.875%	9,858,000
432,050	Series A, 7.625%(b)	11,177,134
	Prologis, Inc.
253,047	Series M, 6.750%(b)	6,328,705
323,069	Series O, 7.000%(b)	8,146,185
469,707	Series P, 6.850%(b)	12,047,985
396,380	Series Q, 8.540%(b)	24,179,180
435,165	Series R, 6.750%(b)	10,926,993
302,803	Series S, 6.750%(b)	7,585,215
	STAG Industrial, Inc.
275,000	Series A, 9.000%(b)	7,499,250
	Summit Hotel Properties, Inc.
274,775	Series A, 9.250%	7,358,475
	Terreno Realty Corp.
60,000	Series A, 7.750%	1,566,600
		168,399,341
	Total Preferred Stocks (Cost $1,085,806,882)	1,256,801,767

Principal Amount
CORPORATE BONDS: 7.04%
Real Estate Management/Services: 0.55%
	BR Malls International Finance, Ltd., Gtd. Notes
$9,000,000	8.500%, Perpetual Maturity(b)(c)(d)	9,900,000
Real Estate Operating/Development: 0.54%
	Forest City Enterprises, Inc., Sr. Unsec. Notes
2,799,000	7.625%, 06/01/15(b)	2,811,246

7,143,000	6.500%, 02/01/17(b)	6,964,425
		9,775,671
REITs-Diversified: 0.77%
	Entertainment Properties Trust, Gtd. Notes
12,000,000	7.750%, 07/15/20(b)	13,885,668
REITs-Health Care: 0.41%
	Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes
1,750,000	7.750%, 02/15/19(b)	1,863,750
	Sabra Health Care LP/Sabra Capital Corp., Sr. Unsec. Notes
5,000,000	8.125%, 11/01/18(b)	5,500,000
		7,363,750
REITs-Mortgage: 1.56%
	iStar Financial, Inc., Sr. Unsec. Notes
26,100,000	9.000%, 06/01/17	28,057,500
REITs-Warehouse/Industrial: 1.60%
	First Industrial LP, Sr. Unsec. Notes
8,000,000	5.950%, 05/05/17(b)	8,514,408
19,019,000	7.600%, 07/15/28(b)	20,219,803
		28,734,211
Retail-Toy Store: 1.61%
	Toys R Us Property Co., I Llc, Gtd. Notes
26,355,000	10.750%, 07/15/17(b)	28,858,724
	Total Corporate Bonds (Cost $113,953,821)	126,575,524

CONVERTIBLE CORPORATE BONDS: 1.07%
REITs-Mortgage: 1.07%
	NorthStar Realty Finance LP
7,125,000	7.500%, 03/15/31(b)(c)	8,033,438
10,000,000	8.875%, 06/15/32(c)	11,212,500
		19,245,938
	Total Convertible Corporate Bonds (Cost $16,988,272)	19,245,938

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 6.97%
	Wells Fargo Bank & Co.-San Francisco
$125,266,941	0.030%, due 10/01/12	125,266,941
	Total Short-Term Bank Debt Instruments (Cost $125,266,941)	125,266,941
	Total Investments: 111.22% (Cost $1,779,490,273)	1,999,829,070
	Net Other Assets and Liabilities: (11.22)%	(201,713,589)
	Net Assets: 100.00%	$1,798,115,481

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Securities or portion of securities are being held as collateral for short sales, written options or the letter of credit. At period end, the aggregate market value of those securities was $959,626,931 representing 53.37% of net assets.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $43,514,688, representing 2.42% of net assets.
(d)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

Shares		Value (Note 1)
SCHEDULE OF SECURITIES SOLD SHORT
Exchange-Traded Funds
(175,000)	iShares® Dow Jones U.S. Real Estate Index Fund	$(11,268,250)
	Total Securities Sold Short (Proceeds $11,198,852)	$(11,268,250)

Investment Abbreviations:

Gtd. - Guaranteed

REIT - Real Estate Investment Trust

Sr. - Senior

Unsec. - Unsecured

Portfolio of Investments (Note 1)

Forward Small Cap Equity Fund

September 30, 2012 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS: 93.41%
Consumer Discretionary: 20.89%
24,500	AFC Enterprises, Inc.(a)	$602,700
5,000	AMC Networks, Inc., Class A(a)	217,600
24,000	Arctic Cat, Inc.(a)	995,040
10,000	Cheesecake Factory, Inc.	357,500
10,000	Domino’s Pizza, Inc.	377,000
15,000	Finish Line, Inc., Class A	341,100
16,000	Gaylord Entertainment Co.(a)	632,480
17,500	Lamar Advertising Co., Class A(a)	648,550
30,000	Lions Gate Entertainment Corp.(a)	458,100
15,000	Movado Group, Inc.	505,800
5,000	Oxford Industries, Inc.	282,250
25,000	Pier 1 Imports, Inc.	468,499
40,000	Saks, Inc.(a)	412,400
15,000	Sotheby’s	472,500
15,000	Tilly’s, Inc., Class A(a)	274,950
110,000	Valuevision Media, Inc.(a)	258,500
15,000	Warnaco Group, Inc., Class A(a)	778,500
		8,083,469
Consumer Staples: 4.39%
20,000	B&G Foods, Inc.	606,200
49,000	Heckmann Corp.(a)	205,800
20,000	National Beverage Corp.(a)	303,200
10,000	United Natural Foods, Inc.(a)	584,500
		1,699,700
Energy: 7.79%
100,000	Emerald Oil, Inc.(a)	83,000
15,000	Hornbeck Offshore Services, Inc.(a)	549,750
105,000	Kodiak Oil & Gas Corp.(a)	982,800
5,000	Lufkin Industries, Inc.	269,100
200,000	Rentech, Inc.(a)	492,000
30,000	Rex Energy Corp.(a)	400,500
5,000	Rosetta Resources, Inc.(a)	239,500
		3,016,650
Financials: 19.78%
15,000	Aspen Insurance Holdings, Ltd.	457,350
40,000	Astoria Financial Corp.	395,200
20,000	BioMed Realty Trust, Inc.	374,400
10,000	City National Corp.	515,100
10,000	DiamondRock Hospitality Co.	96,300
20,000	Evercore Partners, Inc., Class A	540,000
100,000	FelCor Lodging Trust, Inc.(a)	474,000
30,000	Glacier Bancorp, Inc.	467,400
5,000	Home Properties, Inc.	306,350

10,000	Protective Life Corp.	262,100
40,000	RAIT Financial Trust	210,000
25,000	Sabra Health Care REIT, Inc.	500,250
12,900	Stifel Financial Corp.(a)	433,440
80,000	Sunstone Hotel Investors, Inc.(a)	880,000
7,500	SVB Financial Group(a)	453,450
25,000	TCF Financial Corp.	298,500
20,000	Texas Capital Bancshares, Inc.(a)	994,200
		7,658,040
Health Care: 9.85%
5,000	Air Methods Corp.(a)	596,850
20,000	Amicus Therapeutics, Inc.(a)	104,000
5,000	athenahealth, Inc.(a)	458,850
20,000	Cardiovascular Systems, Inc.(a)	231,200
11,000	Clovis Oncology, Inc.(a)	224,950
7,500	Covance, Inc.(a)	350,175
30,000	Exact Sciences Corp.(a)	330,300
15,000	Myriad Genetics, Inc.(a)	404,850
50,000	Neurocrine Biosciences, Inc.(a)	399,000
2,500	Questcor Pharmaceuticals, Inc.(a)	46,250
75,000	Santarus, Inc.(a)	666,000
		3,812,425
Industrials: 7.53%
13,300	Advisory Board Co.(a)	636,139
10,000	American Railcar Industries, Inc.(a)	283,400
10,000	Genesee & Wyoming, Inc., Class A(a)	668,600
7,000	GEO Group, Inc.	193,690
50,000	Great Lakes Dredge & Dock Corp.	385,000
30,000	Thermon Group Holdings, Inc.(a)	749,700
		2,916,529
Information Technology: 11.22%
10,000	Cirrus Logic, Inc.(a)	383,900
15,000	FEI Co.	802,500
90,000	InvenSense, Inc.(a)	1,075,500
10,000	Manhattan Associates, Inc.(a)	572,700
20,000	OmniVision Technologies, Inc.(a)	279,100
14,100	Sourcefire, Inc.(a)	691,323
30,000	Web.com Group, Inc.(a)	538,500
		4,343,523
Materials: 11.53%
15,000	American Vanguard Corp.	522,000
37,500	Coeur d’Alene Mines Corp.(a)	1,081,125
300,000	Golden Star Resources, Ltd.(a)	591,000
250,000	Hecla Mining Co.	1,637,500
30,000	Horsehead Holding Corp.(a)	280,200
30,000	Stillwater Mining Co.(a)	353,700
		4,465,525
Utilities: 0.43%
5,201	Connecticut Water Service, Inc.	165,912
	Total Common Stocks (Cost $32,626,084)	36,161,773

AFFILIATED INVESTMENT COMPANIES: 2.32%
Affiliated Investment Companies: 2.32%
900,000	Forward U.S. Government Money Fund, Class Z, 0.040% 7-day yield	900,000
	Total Affiliated Investment Companies (Cost $900,000)	900,000

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 3.35%
$1,298,026	Wells Fargo Bank & Co.-San Francisco 0.030%, due 10/01/2012	1,298,026
	Total Short-Term Bank Debt Instruments (Cost $1,298,026)	1,298,026
	Total Investments: 99.08% (Cost $34,824,110)	38,359,799
	Net Other Assets and Liabilities: 0.92%	356,791	(b)
	Net Assets: 100.00%	$38,716,590

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
E-mini Russell 2000® Index Future	Long	25	12/24/12	$2,086,000	$(39,222)
				$2,086,000	$(39,222)

Investment Abbreviations:

REIT - Real Estate Investment Trust

Portfolio of Investments (Note 1)

Forward Strategic Alternatives Fund

September 30, 2012 (Unaudited)

Principal Amount		Value (Note 1)
AGENCY PASS-THROUGH SECURITIES: 13.97%
Federal Home Loan Bank (FHLB): 1.96%
	FHLB
$1,100,000	5.250%, 06/18/14	$1,195,228
Federal Home Loan Mortgage Corp (FHLMC): 3.62%
	FHLMC
200,000	0.550%, 12/27/13	200,147
500,000	0.570%, 03/05/15	502,860
500,000	0.875%, 12/19/14	500,813
500,000	0.920%, 12/12/14	500,541
7,057	1.875%, 12/01/16(a)	7,190
363,747	2.306%, 09/01/35(a)	385,889
97,836	2.692%, 05/01/31(a)	100,444
15,166	2.692%, 10/01/32(a)	15,646
		2,213,530
Federal National Mortgage Association (FNMA): 7.57%
	FNMA
1,100,000	0.375%, 03/16/15	1,101,492
152,011	1.348%, 10/01/44(a)	155,213
23,805	2.217%, 01/01/37(a)	25,309
49,784	2.235%, 10/01/27(a)	52,846
11,571	2.260%, 08/01/35(a)	12,356
296,326	2.273%, 07/01/34(a)	313,613
286,824	2.290%, 12/01/33(a)	299,533
802,693	2.293%, 01/01/35(a)	853,871
8,744	2.300%, 03/01/34(a)	9,333
745,130	2.300%, 05/01/33(a)	784,797
20,837	2.322%, 03/01/34(a)	22,245
70,095	2.345%, 07/01/34(a)	74,915
6,950	2.375%, 11/01/24(a)	6,997
78,686	2.390%, 10/01/32(a)	79,110
61,645	2.410%, 02/01/35(a)	65,128
84,087	2.530%, 01/01/30(a)	90,567
88,696	2.723%, 12/01/25(a)	95,512
262,051	2.944%, 04/01/35(a)	281,856
140,649	2.955%, 09/01/31(a)	144,262
132,503	4.570%, 06/01/32(a)	134,411
21,627	6.091%, 09/01/37(a)	23,597
		4,626,963
Government National Mortgage Association (GNMA): 0.82%
	GNMA
160,301	1.625%, 07/20/36(a)	166,007
131,880	1.625%, 07/20/33(a)	136,575
107,210	1.625%, 02/20/23(a)	111,733

84,465	2.250%, 05/20/37(a)	88,465
		502,780
	Total Agency Pass-Through Securities (Cost $8,446,701)	8,538,501

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.82%
Federal Home Loan Mortgage Corp (FHLMC): 0.82%
	FHLMC, REMICS
279,109	4.000%, 08/15/22	285,358
200,272	4.000%, 03/15/26	212,784
		498,142
	Total Collateralized Mortgage Obligations (Cost $499,369)	498,142

CORPORATE BONDS: 18.51%
Basic Materials: 1.26%
	BHP Billiton Finance USA, Ltd., Sr. Unsec. Notes
300,000	5.400%, 03/29/17	356,190
	WMC Finance USA, Ltd., Sr. Unsec. Notes
400,000	5.125%, 05/15/13	411,921
		768,111
Communications: 1.35%
	NBCUniversal Media Llc, Sr. Unsec. Notes
400,000	2.100%, 04/01/14	408,546
	Verizon New York, Inc., Sr. Unsec. Notes
400,000	7.000%, 05/01/13	414,356
		822,902
Consumer Non-Cyclical: 1.17%
	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsec. Notes
400,000	3.000%, 10/15/12	400,345
	Quest Diagnostics, Inc., Gtd. Notes
200,000	1.223%, 03/24/14(a)	201,517
	WellPoint, Inc., Unsec. Notes
100,000	5.250%, 01/15/16	112,235
		714,097
Financials: 12.75%
	Bank of America Corp., Sr. Unsec. Notes
2,000,000	0.314%, 10/15/12(a)	1,920,361
4,000,000	0.721%, 11/21/12(a)	3,766,871
	Caterpillar Financial Services Corp., Sr. Unsec. Medium-Term Notes
265,000	6.200%, 09/30/13	280,456
	ING Bank NV, Sr. Notes
500,000	1.775%, 10/18/13(a)(b)	503,619
	Merrill Lynch & Co., Inc., Sr. Unsec. Medium-Term Notes
1,000,000	0.915%, 01/15/15(a)	968,637
	MetLife Institutional Funding II, Sec. Notes
350,000	1.368%, 04/04/14(a)(b)	352,904
		7,792,848

Industrials: 0.83%
	General Electric Co., Sr. Unsec. Notes
400,000	5.000%, 02/01/13	406,128
	Union Pacific Corp., Sr. Unsec. Notes
100,000	5.450%, 01/31/13	101,653
		507,781
Technology: 1.15%
	Dell, Inc., Sr. Unsec. Notes
700,000	1.061%, 04/01/14(a)	705,576
	Total Corporate Bonds (Cost $11,603,055)	11,311,315

MUNICIPAL BONDS: 2.64%
	City of Pittsburgh Pennsylvania, General Obligation Unlimited, Taxable Pension, Series B
450,000	6.350%, 03/01/13	457,659
	Georgia Municipal Gas Authority, Taxable Revenue Bonds, Gas Portfolio III
300,000	1.770%, 10/01/13	301,833
	Monterey Regional Water Pollution Control Agency, Taxable Revenue Bonds
100,000	2.790%, 06/01/17	101,841
	New Jersey Economic Development Authority, Taxable, Revenue Bonds, Series JJ
250,000	0.850%, 03/01/15	250,358
	New Jersey State Economic Development Authority, Taxable Revenue Bonds (Build America Bonds)
500,000	1.389%, 06/15/13(a)	500,535
	Total Municipal Bonds (Cost $1,607,774)	1,612,226

STRUCTURED NOTES: 10.16%
	Barclays Bank Plc, Bank Guaranteed Note Linked to the Barclays ComBATS 12 Total Return Index
1,000,000	0.000%, 10/16/12(b)	866,339
	BNP Paribas SA, Bank Guaranteed Note Linked to the BNP Millenium Index
6,900,000	0.154%, 09/30/13(a)	5,341,006
	Total Structured Notes (Cost $7,900,000)	6,207,345

U.S. TREASURY BONDS & NOTES: 1.73%
	U.S. Treasury Notes
1,000,000	2.500%, 03/31/15	1,055,625
	Total U.S. Treasury Bonds & Notes (Cost $1,054,206)	1,055,625

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 48.59%
	JPMorgan Chase-New York
$29,692,813	0.030%, due 10/01/12	29,692,813
	Total Short-Term Bank Debt Instruments (Cost $29,692,813)	29,692,813
	Total Investments: 96.42% (Cost $60,803,918)	58,915,967
	Net Other Assets and Liabilities: 3.58%	2,189,034	(c)
	Net Assets: 100.00%	$61,105,001

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2012.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,722,862, representing 2.82% of net assets.
(c)	Includes cash which is being held as collateral for swap contracts.

TOTAL RETURN SWAP CONTRACTS

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Barclays Capital	Barclays Capital EM Momentum	115 Bps	Total Return	10/19/12	$23,250,000	$134,176
Barclays Capital	Barclays Capital PRISM Index	125 Bps	Total Return	10/26/12	25,000,000	6,811
Credit Suisse	Credit Suisse Volatility Index	45 Bps	Total Return	10/20/12	23,250,000	638,689
Credit Suisse	Credit Suisse Relative Value Volatility Index	75 Bps	Total Return	01/15/13	5,000,000	2,996
Credit Suisse	Credit Suisse HS Global Style Rotation Equity Index	75 Bps	Total Return	10/08/12	15,250,000	(441,379)
					$91,750,000	$341,293

Investment Abbreviations:

Bps - Basis Points

Gtd. - Guaranteed

REMICs - Real Estate Mortgage Investment Conduits

Sec. - Secured

Sr. - Senior

Unsec. - Unsecured

Portfolio of Investments (Note 1)

Forward Tactical Enhanced Fund

September 30, 2012 (Unaudited)

Par Value		Value (Note 1)
SHORT-TERM SECURITIES: 64.52%
	U.S. Treasury Bills, Discount Notes
$7,800,000	0.100%, due 12/27/12(a)	$7,798,307
	U.S. Treasury Bills, Discount Notes
8,600,000	0.095%, due 11/29/12(a)	8,599,124
	U.S. Treasury Bills, Discount Notes
8,600,000	0.080%, due 10/11/12(a)	8,599,810
	Total Short-Term Securities (Cost $24,996,577)	24,997,241
SHORT-TERM BANK DEBT INSTRUMENTS: 31.91%
	Royal Bank of Canada-Toronto
12,366,489	0.030%, due 10/01/12	12,366,489
	Total Short-Term Bank Debt Instruments (Cost $12,366,489)	12,366,489
	Total Investments: 96.43% (Cost $37,363,066)	37,363,730
	Net Other Assets and Liabilities: 3.57%	1,385,105	(b)
	Net Assets: 100.00%	$38,748,835

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
E-mini Russell 2000® Index Futures	Long	232	12/24/12	$19,358,080	$(79,848)
E-mini S&P 500® Futures	Long	270	12/24/12	19,361,700	(8,033)
				$38,719,780	$(87,881)

Investment Abbreviations:

S&P - Standard & Poor’s

Portfolio of Investments (Note 1)

Forward Tactical Growth Fund

September 30, 2012 (Unaudited)

Shares		Value (Note 1)
EXCHANGE-TRADED FUNDS: 15.04%
1,276,220	iShares MSCI Emerging Markets Index Fund	$52,733,410
1,213,756	iShares Russell® 2000 Index Fund	101,300,076
	Total Exchange-Traded Funds (Cost $155,999,680)	154,033,486
Par Value
SHORT-TERM SECURITIES: 75.68%
	U.S. Treasury Bills, Discount Notes
$242,200,000	0.100%, due 12/27/12(a)	242,147,443
	U.S. Treasury Bills, Discount Notes
266,400,000	0.095%, due 11/29/12(a)	266,372,827
	U.S. Treasury Bills, Discount Notes
266,400,000	0.080%, due 10/11/12(a)	266,394,117
	Total Short-Term Securities (Cost $774,893,816)	774,914,387
SHORT-TERM BANK DEBT INSTRUMENTS: 6.31%
	Wells Fargo Bank & Co.-San Francisco
64,637,295	0.030%, due 10/01/12	64,637,295
	Total Short-Term Bank Debt Instruments (Cost $64,637,295)	64,637,295
	Total Investments: 97.03% (Cost $995,530,791)	993,585,168
	Net Other Assets and Liabilities: 2.97%	30,380,364	(b)
	Net Assets: 100.00%	$1,023,965,532

Percentages are stated as a percent of net assets.

(a)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(b)	Includes cash which is being held as collateral for futures contracts.

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
E-mini S&P 500® Futures	Long	9,380	12/24/12	$672,639,800	$979,910
				$672,639,800	$979,910

Investment Abbreviations:

S&P - Standard & Poor’s

MSCI - Morgan Stanley Capital International

Portfolio of Investments (Note 1)

Forward U.S. Government Money Fund

September 30, 2012 (Unaudited)

Principal Amount		Value (Note 1)
U.S. AGENCY BONDS: 7.06%
Federal Home Loan Bank (FHLB): 1.82%
	Federal Home Loan Bank
$350,000	1.375%, 10/26/12	$350,514
	Federal Home Loan Bank
720,000	3.625%, 10/18/13	745,626
	Federal Home Loan Bank
920,000	4.000%, 09/06/13	952,047
		2,048,187
Federal Home Loan Mortgage Corporation (FHLMC): 0.49%
	Federal Home Loan Mortgage Corporation
530,000	4.125%, 09/27/13	550,282
Federal National Mortgage Association (FNMA): 4.75%
	Federal National Mortgage Association
3,000,000	1.000%, 09/23/13	3,022,424
	Federal National Mortgage Association
381,000	1.125%, 09/30/13	384,351
	Federal National Mortgage Association
1,555,000	4.625%, 10/15/13	1,626,205
	Federal National Mortgage Association, Variable Rate
310,000	0.340%, 09/29/12, 12/03/12(a)	310,054
		5,343,034
	Total U.S. Agency Bonds
	(Cost $7,941,503)	7,941,503

OTHER COMMERCIAL PAPER: 13.32%

Short Term Securities: 13.32%
	Westpac Banking Corp.
15,000,000	0.540%, 11/08/12(b)(c)	14,991,450
	Total Other Commercial Paper (Cost $14,991,450)	14,991,450

REPURCHASE AGREEMENTS: 76.41%

15,000,000	G.X. Clarke & Co., 0.310%, dated 09/26/12 and maturing 10/03/12 with a repurchase amount of $15,000,904, collateralized by several FNMA, FFCB, and FHLB and U.S. Government Agency and U.S Treasury Securities with rates ranging from 0.000% to 5.125% and with maturity dates ranging from 10/18/12 to 02/15/21 with a collateral value of $15,303,481.	15,000,000
15,000,000	G.X. Clarke & Co., 0.300%, dated 09/27/12 and maturing 10/04/12 with a repurchase amount of $15,000,875, collateralized by several FHLMC, FNMA, GNMA, and U.S. Treasury Securities with rates ranging from 0.000% to 9.125% and with maturity dates ranging from 10/25/12 to 03/25/42 with a collateral value of $15,300,515.	15,000,000
15,000,000	G.X. Clarke & Co., 0.310%, dated 09/28/12 and maturing 10/05/12 with a repurchase amount of $15,000,904, collateralized by several FNMA, FFCB, FHLB and U.S. Treasury Securities with rates ranging from 0.228% to 5.570% and with maturity dates ranging from 06/03/13 to 10/01/25 with a collateral value of $15,301,058	15,000,000
11,000,000	G.X. Clarke & Co., 0.290%, dated 09/28/12 and maturing 10/01/12 with a repurchase amount of $11,000,266, collateralized by several FHLMC, FNMA, FFCB, and FHLB Securities with rates ranging from 0.375% to 8.950% and with maturity dates ranging from 02/25/13 to 11/23/35 with a collateral value of $11,222,215.	11,000,000
15,000,000	G.X. Clarke & Co., 0.280%, dated 09/24/12 and maturing 10/01/12 with a repurchase amount of $15,001,817, collateralized by several FHLMC, FNMA, FFCB, and FHLB and U.S. Government Agency and U.S. Treasury Securities with rates ranging from 0.000% to 7.250% and with maturity dates ranging from 12/13/12 to 08/15/39 with a collateral value of $16,181,234.	15,000,000
15,000,000	G.X. Clarke & Co., 0.310%, dated 09/25/12 and maturing 10/02/12 with a repurchase amount of $15,000,904, collateralized by several FHLMC, FNMA, FFCB, GNMA and U.S. Treasury Securities with rates ranging from 0.000% to 6.500% and with maturity dates ranging from 11/15/12 to 02/15/42 with a collateral value of $16,084,139.	15,000,000

	Total Repurchase Agreements (Cost $86,000,000)	86,000,000

	Total Investments: 96.79% (Cost $108,932,953)	108,932,953

	Net Other Assets and Liabilities: 3.21%	3,614,763

	Net Assets: 100.00%	$112,547,716

Percentages are stated as a percent of net assets.

(a)	Interest rate will change at a future date. Interest rate shown reflects the rate in effect at September 30, 2012. The first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.
(b)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $14,991,450, representing 13.32% of net assets.

Portfolio of Investments (Note 1)

Forward Aggressive Growth Allocation Fund

September 30, 2012 (Unaudited)

Shares		Allocation	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 99.91%
338,941	Forward CorePlus Fund - Class Z	49.85%	$9,636,093
50,718	Forward Extended MarketPlus Fund - Class Z	7.26%	1,403,874
142,581	Forward Frontier Strategy Fund - Class Z	7.64%	1,477,136
847,101	Forward International Dividend Fund - Institutional Class	32.73%	6,327,846
47,854	Forward Strategic Alternatives Fund - Class Z	2.43%	469,451
	Total Affiliated Investment Companies (Cost $16,702,899)		19,314,400

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.21%
	Wells Fargo Bank & Co.-San Francisco
$40,191	0.030%, due 10/01/12		40,191
	Total Short-Term Bank Debt Instruments (Cost $40,191)		40,191
	Total Investments: 100.12% (Cost $16,743,090)		19,354,591
	Net Other Assets and Liabilities: (0.12)%		(23,131)
	Net Assets: 100.00%		$19,331,460

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Balanced Allocation Fund

September 30, 2012 (Unaudited)

Shares		Allocation	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 99.89%
76,359	Forward Commodity Long/Short Strategy Fund - Class Z	3.40%	$1,722,657
474,519	Forward CorePlus Fund - Class Z	26.60%	13,490,577
515,985	Forward EM Corporate Debt Fund - Institutional Class	9.93%	5,036,014
63,768	Forward Extended MarketPlus Fund - Class Z	3.48%	1,765,109
198,904	Forward Frontier Strategy Fund - Class Z	4.06%	2,060,646
440,973	Forward High Yield Bond Fund - Class Z	8.96%	4,546,434
877,633	Forward International Dividend Fund - Institutional Class	12.93%	6,555,916
955,529	Forward Investment Grade Fixed-Income Fund - Class Z	22.02%	11,170,139
83,168	Forward Managed Futures Strategy Fund - Class Z	3.55%	1,803,089
21,631	Forward Select EM Dividend Fund - Institutional Class	0.97%	494,052
206,513	Forward Strategic Alternatives Fund - Class Z	3.99%	2,025,895
	Total Affiliated Investment Companies (Cost $44,571,629)		50,670,528

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.16%
	Royal Bank of Canada-Toronto
$82,677	0.030%, due 10/01/12		82,677
	Total Short-Term Bank Debt Instruments (Cost $82,677)		82,677
	Total Investments: 100.05% (Cost $44,654,306)		50,753,205
	Net Other Assets and Liabilities: (0.05)%		(27,337)
	Net Assets: 100.00%		$50,725,868

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Growth & Income Allocation Fund

September 30, 2012 (Unaudited)

Shares		Allocation	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 100.18%
81,530	Forward Commodity Long/Short Strategy Fund - Class Z	3.39%	$1,839,318
609,928	Forward CorePlus Fund - Class Z	32.01%	17,340,264
321,237	Forward EM Corporate Debt Fund - Institutional Class	5.79%	3,135,270
67,298	Forward Extended MarketPlus Fund - Class Z	3.44%	1,862,805
212,767	Forward Frontier Strategy Fund - Class Z	4.07%	2,204,267
418,872	Forward High Yield Bond Fund - Class Z	7.97%	4,318,575
1,106,013	Forward International Dividend Fund - Institutional Class	15.24%	8,261,915
884,608	Forward Investment Grade Fixed-Income Fund - Class Z	19.08%	10,341,069
95,050	Forward Managed Futures Strategy Fund - Class Z	3.80%	2,060,673
32,196	Forward Select EM Dividend Fund - Institutional Class	1.36%	735,359
222,819	Forward Strategic Alternatives Fund - Class Z	4.03%	2,185,857
	Total Affiliated Investment Companies (Cost $49,188,491)		54,285,372

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.06%
	JPMorgan Chase-New York
$29,905	0.030%, due 10/01/12		29,905
	Total Short-Term Bank Debt Instruments (Cost $29,905)		29,905
	Total Investments: 100.24% (Cost $49,218,396)		54,315,277
	Net Other Assets and Liabilities: (0.24)%		(128,378)
	Net Assets: 100.00%		$54,186,899

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Growth Allocation Fund

September 30, 2012 (Unaudited)

Shares		Allocation	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 100.17%
77,103	Forward Commodity Long/Short Strategy Fund - Class Z	3.31%	$1,739,442
790,191	Forward CorePlus Fund - Class Z	42.70%	22,465,134
323,267	Forward EM Corporate Debt Fund - Institutional Class	6.00%	3,155,081
74,629	Forward Extended MarketPlus Fund - Class Z	3.93%	2,065,726
206,119	Forward Frontier Strategy Fund - Class Z	4.06%	2,135,397
200,620	Forward High Yield Bond Fund - Class Z	3.93%	2,068,395
1,371,846	Forward International Dividend Fund - Institutional Class	19.48%	10,247,692
276,264	Forward Investment Grade Fixed-Income Fund - Class Z	6.14%	3,229,526
91,089	Forward Managed Futures Strategy Fund - Class Z	3.75%	1,974,812
65,922	Forward Select EM Dividend Fund - Institutional Class	2.86%	1,505,658
214,834	Forward Strategic Alternatives Fund - Class Z	4.01%	2,107,520
	Total Affiliated Investment Companies (Cost $48,118,992)		52,694,383

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.01%
	Brown Brothers Harriman & Co.-Grand Cayman
$4,025	0.030%, due 10/01/12		4,025
	Total Short-Term Bank Debt Instruments (Cost $4,025)		4,025
	Total Investments: 100.18% (Cost $48,123,017)		52,698,408
	Net Other Assets and Liabilities: (0.18)%		(92,367)
	Net Assets: 100.00%		$52,606,041

Percentages are stated as a percent of net assets.

Portfolio of Investments (Note 1)

Forward Income & Growth Allocation Fund

September 30, 2012 (Unaudited)

Shares		Allocation		Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 99.84%
463,081	Forward CorePlus Fund - Class Z	19.52%		$13,165,382
824,560	Forward EM Corporate Debt Fund - Institutional Class	11.94%		8,047,707
35,532	Forward Extended MarketPlus Fund - Class Z	1.46%		983,518
167,093	Forward Frontier Strategy Fund - Class Z	2.57%		1,731,085
913,905	Forward High Yield Bond Fund - Class Z	13.98%		9,422,359
656,020	Forward International Dividend Fund - Institutional Class	7.27%		4,900,470
2,017,084	Forward Investment Grade Fixed-Income Fund - Class Z	34.97%		23,579,707
25,718	Forward Select EM Dividend Fund - Institutional Class	0.87%		587,411
498,865	Forward Strategic Alternatives Fund - Class Z	7.26%		4,893,870
265	Forward U.S. Government Money Fund - Class Z	0.00	%(a)	265
	Total Affiliated Investment Companies (Cost $62,980,345)			67,311,774

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 0.18%
	JPMorgan Chase-New York
$120,844	0.030%, due 10/01/12			120,844
	Total Short-Term Bank Debt Instruments (Cost $120,844)			120,844
	Total Investments: 100.02% (Cost $63,101,189)			67,432,618
	Net Other Assets and Liabilities: (0.02)%			(16,029)
	Net Assets: 100.00%			$67,416,589

Percentages are stated as a percent of net assets.

(a)	Less than 0.005%.

Portfolio of Investments (Note 1)

Forward Income Builder Fund

September 30, 2012 (Unaudited)

Shares		Allocation	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES: 98.55%
458,156	Forward EM Corporate Debt Fund - Institutional Class	24.71%	$4,471,600
434,003	Forward High Yield Bond Fund - Class Z	24.72%	4,474,570
606,740	Forward International Dividend Fund - Institutional Class	25.04%	4,532,350
181,169	Forward Select Income Fund - Institutional Class	24.08%	4,357,110
	Total Affiliated Investment Companies (Cost $17,431,659)		17,835,630

Par Value
SHORT-TERM BANK DEBT INSTRUMENTS: 1.50%
	Royal Bank of Canada-Toronto
$271,673	0.030%, due 10/01/12		271,673
	Total Short-Term Bank Debt Instruments (Cost $271,673)		271,673
	Total Investments: 100.05% (Cost $17,703,332)		18,107,303
	Net Other Assets and Liabilities: (0.05)%		(9,672)
	Net Assets: 100.00%		$18,097,631

Percentages are stated as a percent of net assets.

Forward Funds

Notes to Schedule of Portfolio Investments (Unaudited)

September 30, 2012

1. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates: The preparation of Portfolio of Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Portfolio of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the Funds ultimately realize upon sale of the securities. The Portfolio of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on September 30, 2012.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market, and that are freely transferable, are valued at the last reported sale price or a market’s official closing price on the valuation day, or, if there have been no sales that day, at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price or at fair value.

Debt securities (including convertible debt) that have more than 60 days remaining until maturity or that are credit impaired for which market data is readily available are valued on the basis of the average of the latest bid and ask price. Debt securities that mature in less than 60 days and that are not credit impaired are valued at amortized cost, which approximates fair value, if their original maturity was 60 days or less, or by amortizing the value as of the 61st day prior to maturity if the original term to maturity exceeds 60 days (unless the Board of Trustees determines that this method does not represent fair value).

The Funds’ independent pricing services (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

In the event valuation information is not available from independent pricing services for a security held by a Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value (approved by the Board of Trustee) more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures and options on futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures and options on futures contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from an independent pricing service or one or more dealers that make markets in such securities, or at fair value.

If the independent pricing services do not provide market quotations for certain swap contracts or structured notes, such swap contracts may be valued by the structuring firm or Forward Management, LLC, the Investment Advisor of the Funds (the “Advisor”) and such structured notes may be valued by the issuer or the Advisor.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees. Certain Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies and offshore affiliated subsidiaries are valued at the investment company’s or subsidiary’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Collateralized Debt Obligations: Certain Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions under the Securities Act of 1933. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Commodity-Linked Notes: Certain Funds may invest in commodity-linked notes which are derivative debt instruments whose principal and/or interest payments are linked to the price movement of a commodity, commodity index or commodity futures or option contract. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange-Traded Funds (“ETFs”): Certain Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Foreign Securities: Certain Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Forward Commitments: Certain Funds may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when-issued,” “delayed-delivery,” “forward commitment,” or “TBA transactions”) consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Each Fund may enter into to-be-announced (“TBA”) sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an equivalent deliverable security or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Government-Sponsored Enterprises (“GSEs”): Certain Funds may invest in GSEs. Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Inflation-Indexed Bonds: Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.

Master Limited Partnerships (“MLPs”): Each Fund may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. MLPs often own interests in properties or businesses that are related to the oil and gas industries, although MLPs may invest in other types of investments. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (such as a Fund investing in an MLP) are not involved in the day-to-day management of the partnership.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation and conflicts of interest may exist among unit holders and the general partner of an MLP. MLPs that concentrate in a particular industry or region are subject to risk associated with such industry or region. Investments held by MLPs may be illiquid. MLP unit prices may be more volatile than securities of larger or more broadly based companies.

Unlike most corporations, MLPs do not pay income tax but instead pass through their taxable income to unit holders who are required to report their allocable share of an MLP’s taxable income. An MLP’s distribution to unit holders may exceed the unit holder’s share of the MLP’s taxable income, and a portion of the distribution may represent a return of capital. If a Fund invests in an MLP that makes a return of capital, a portion of the Fund’s distribution to shareholders may also represent a return of capital.

Mortgage-Related and Other Asset-Backed Securities: Certain Funds may invest in Mortgage-Related and Other Asset-Backed Securities. A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Mortgage-backed securities are subject to extension risk, which is the risk that a Fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because a Fund will have to reinvest that money at the lower prevailing interest rates.

A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Portfolio of Investments: The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Repurchase Agreements: Certain Funds may enter into repurchase agreements (agreements to purchase securities—generally securities of the U.S. Government, its agencies or instrumentalities—subject to the seller’s agreement to repurchase them at a specified time and price) with well established dealers or institutions that Forward Management, LLC (“Forward Management”) or the appropriate sub-advisor has determined to be creditworthy. Repurchase agreements subject the Fund to counterparty risk, meaning that a Fund could lose money if the other party fails to perform under the terms of the agreement. The Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are fully collateralized by cash or U.S. government and agency securities. It is the Funds’ policy to take possession of the underlying securities, held in safekeeping at the Fund’s custodian or designated sub-custodians tri-party repurchase agreements, as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement. As of September 30, 2012, the Forward U.S. Government Money Fund held repurchase agreements and has disclosed the details in the Portfolio of Investments. The other Funds held no repurchase agreements at September 30, 2012.

Short Sales: Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term, therefore, they are excluded from the purchase and sales of investments. As of September 30, 2012, the Forward Credit

Analysis Long/Short Fund, Forward Endurance Long/Short Fund, Forward Real Estate Long/Short Fund and Forward Select Income Fund held securities sold short with a market value of $82,002,551, $1,127,336, $10,445,088 and $11,268,250, respectively. The other Funds held no securities sold short at September 30, 2012.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest (“interest only” or “IO” class) while the other class will receive the entire principal (“principal only” or “PO” class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of IO and PO stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

Structured Notes: Certain Funds may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. The Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the structured note will default or become bankrupt. The Fund bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps, the Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, the Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The Forward Strategic Alternatives Fund invested in structured notes to a significant extent. A highly liquid secondary market may not exist for the structured notes the Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for the Fund to sell the structured notes it holds at an acceptable price or accurately value such notes. The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available.

When-Issued and Delayed-Delivery Transactions: Certain Funds may purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the custodian will set aside in a segregated account cash or liquid securities equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the value of the security or general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause a Fund to miss an advantageous price or yield.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2012.

INVESTMENTS IN SECURITIES	Level 1	Level 2	Level 3	Total
Forward Commodity Long/Short Strategy Fund
Agency Pass-Through Securities(a)	—	$46,016,501	—	$46,016,501
Asset-Backed Securities	—	1,065,804	—	1,065,804
Collateralized Mortgage Obligations(a)	—	2,586,469	—	2,586,469
Corporate Bonds(a)	—	24,323,696	—	24,323,696
Municipal Bonds	—	4,893,770	—	4,893,770
U.S. Treasury Bonds & Notes	—	23,066,355	—	23,066,355
Short-Term Bank Debt Instruments	—	19,869,273	—	19,869,273

Total	—	$121,821,868	—	$121,821,868

Forward CorePlus Fund
Agency Pass-Through Securities(a)	—	$20,031,399	—	$20,031,399
Collateralized Mortgage Obligations(a)	—	828,175	—	828,175
Corporate Bonds(a)	—	13,651,721	—	13,651,721
Foreign Government Obligations	—	104,446	—	104,446
Municipal Bonds	—	8,432,661	—	8,432,661
Structured Notes	—	2,329,873	—	2,329,873
U.S. Treasury Bonds & Notes	—	7,878,655	—	7,878,655
Short-Term Bank Debt Instruments	—	29,110,757	—	29,110,757

Total	—	$82,367,687	—	$82,367,687

Forward Credit Analysis Long/Short Fund
Preferred Stocks(a)	—	$1,233,273	—	$1,233,273
Corporate Bonds(a)	—	9,196,109	—	9,196,109
Municipal Bonds(a)	—	524,462,195	—	524,462,195
Short-Term Bank Debt Instruments	—	57,524,998	—	57,524,998

Total	—	$592,416,575	—	$592,416,575

Forward EM Corporate Debt Fund
Common Stocks(a)	$1,072,350	—	—	$1,072,350
Foreign Government Obligations(a)	—	$8,159,985	—	8,159,985
Asset-Backed Securities(a)	—	4,902,311	—	4,902,311
Convertible Corporate Bonds(a)	—	858,000	—	858,000
Corporate Bonds(a)	—	125,948,156	—	125,948,156
Short-Term Bank Debt Instruments	—	7,186,851	—	7,186,851

Total	$1,072,350	$147,055,303	—	$148,127,653

Forward Emerging Markets Fund
Common Stocks(a)	$10,661,703	—	—	$10,661,703
Preferred Stocks(a)	265,790	—	—	265,790
Short-Term Bank Debt Instruments	—	$546,538	—	546,538

Total	$10,927,493	$546,538	—	$11,474,031

Forward Endurance Long/Short Fund
Common Stocks(a)	$3,658,017	—	—	$3,658,017
Options Purchased	18,200	—	—	18,200
Short-Term Bank Debt Instruments	—	$668,087	—	668,087

Total	$3,676,217	$668,087	—	$4,344,304

Forward Extended MarketPlus Fund
Agency Pass-Through Securities(a)	—	$18,914,599	—	$18,914,599
Asset-Backed Securities	—	500,631	—	500,631
Collateralized Mortgage Obligations(a)	—	285,358	—	285,358
Corporate Bonds(a)	—	12,891,482	—	12,891,482
Municipal Bonds	—	2,362,427	—	2,362,427
Structured Notes	—	448,053	—	448,053
U.S. Treasury Bonds & Notes	—	11,033,441	—	11,033,441
Short-Term Bank Debt Instruments	—	9,718,719	—	9,718,719

Total	—	$56,154,710	—	$56,154,710

Forward Focus Fund
Common Stocks(a)	$8,503,374	—	—	$8,503,374
Short-Term Bank Debt Instruments	—	$648,499	—	648,499

Total	$8,503,374	$648,499	—	$9,151,873

Forward Frontier Strategy Fund
Common Stocks(a)	$3,212,354	—	—	$3,212,354
Exchange-Traded Funds	627,764	—	—	627,764
Agency Pass-Through Securities(a)	—	$21,892,519	—	21,892,519
Collateralized Mortgage Obligations(a)	—	212,784	—	212,784
Corporate Bonds(a)	—	11,218,356	—	11,218,356
Municipal Bonds	—	1,580,558	—	1,580,558
U.S. Treasury Bonds & Notes	—	11,783,696	—	11,783,696
Short-Term Bank Debt Instruments	—	22,845,740	—	22,845,740

Total	$3,840,118	$69,533,653	—	$73,373,771

Forward Global Credit Long/Short Fund
Common Stocks(a)	$119,150	—	—	$119,150
Foreign Government Obligations(a)	—	$605,923	—	605,923
Asset-Backed Securities(a)	—	521,558	—	521,558
Convertible Corporate Bonds(a)	—	156,000	—	156,000
Corporate Bonds(a)	—	3,598,301	—	3,598,301
Short-Term Bank Debt Instruments	—	410,955	—	410,955

Total	$119,150	$5,292,737	—	$5,411,887

Forward Global Infrastructure Fund
Common Stocks(a)	$121,082,491	—	—	$121,082,491
Preferred Stocks(a)	1,869,503	—	—	1,869,503
Short-Term Bank Debt Instruments	—	$10,327,570	—	10,327,570

Total	$122,951,994	$10,327,570	—	$133,279,564

Forward High Yield Bond Fund
Corporate Bonds(a)	—	$133,097,222	—	$133,097,222
Municipal Bonds	—	1,052,690	—	1,052,690
Short-Term Bank Debt Instruments	—	3,367,508	—	3,367,508

Total	—	$137,517,420	—	$137,517,420

Forward International Dividend Fund
Common Stocks(a)	$81,188,187	—	—	$81,188,187
Convertible Preferred Stocks(a)	120,375	—	—	120,375
Preferred Stocks(a)	291,740	—	—	291,740
Warrants(a)	8,729	$155	—	8,884
Agency Pass-Through Securities(a)	—	716,845	—	716,845
Collateralized Mortgage Obligations(a)	—	2,090,180	—	2,090,180
Short-Term Bank Debt Instruments	—	81,611	—	81,611

Total	$81,609,031	$2,888,791	—	$84,497,822

Forward International Real Estate Fund
Common Stocks(a)	$103,874,810	—	—	$103,874,810
Short-Term Bank Debt Instruments	—	$5,620,883	—	5,620,883

Total	$103,874,810	$5,620,883	—	$109,495,693

Forward International Small Companies Fund
Common Stocks(a)	$124,037,581	—	—	$124,037,581
Exchange-Traded Funds(a)	21,021,840	—	—	21,021,840
Preferred Stocks(a)	2,852,691	—	—	2,852,691
Rights(a)	72,223	—	—	72,223
Short-Term Bank Debt Instruments	—	$4,522,915	—	4,522,915

Total	$147,984,335	$4,522,915	—	$152,507,250

Forward Investment Grade Fixed-Income Fund
Agency Pass-Through Securities(a)	—	$6,307,939	—	$6,307,939
Asset-Backed Securities	—	1,976,067	$10,032	1,986,099
Collateralized Mortgage Obligations	—	3,037,705	—	3,037,705
Corporate Bonds
Industrial-Other	—	—	59,290	59,290
Other(a)	—	17,030,587	—	17,030,587
Foreign Government Obligations	—	1,058,634	—	1,058,634
Municipal Bonds	—	5,733,217	—	5,733,217
U.S. Government Agency Securities(a)	—	25,797,037	—	25,797,037
Short Term Securities	—	6,792,155	—	6,792,155
Short-Term Bank Debt Instruments	—	327,304	—	327,304

Total	—	$68,060,645	$69,322	$68,129,967

Forward Large Cap Dividend Fund
Common Stocks(a)	$15,361,754	—	—	$15,361,754
Convertible Preferred Stocks(a)	324,276	—	—	324,276
Preferred Stocks(a)	79,373	—	—	79,373
Agency Pass-Through Securities	—	$83,347	—	83,347
Collateralized Mortgage Obligations	—	478,158	—	478,158
Short-Term Bank Debt Instruments	—	470,208	—	470,208

Total	$15,765,403	$1,031,713	—	$16,797,116

Forward Managed Futures Strategy Fund
Exchange-Traded Funds	$6,542,601	—	—	$6,542,601
Short-Term Bank Debt Instruments	—	$736,163	—	736,163

Total	$6,542,601	$736,163	—	$7,278,764

Forward Real Estate Fund
Common Stocks(a)	$33,910,196	—	—	$33,910,196
Short-Term Bank Debt Instruments	—	$2,363,991	—	2,363,991

Total	$33,910,196	$2,363,991	—	$36,274,187

Forward Real Estate Long/Short Fund
Common Stocks(a)	$72,487,307	—	—	$72,487,307
Exchange-Traded Funds	1,763,450	—	—	1,763,450
Preferred Stocks(a)	13,373,796	—	—	13,373,796
Options Purchased	58,750	—	—	58,750
Corporate Bonds(a)	—	$1,075,000	—	1,075,000
Convertible Corporate Bonds(a)	—	986,563	—	986,563
Short-Term Bank Debt Instruments	—	2,702,398	—	2,702,398

Total	$87,683,303	$4,763,961	—	$92,447,264

Forward Select EM Dividend Fund
Common Stocks(a)	$8,725,439	—	—	$8,725,439
Preferred Stocks(a)	148,817	—	—	148,817
Warrants(a)	1,558	$317	—	1,875
Collateralized Mortgage Obligations(a)	—	261,648	—	261,648
Short-Term Bank Debt Instruments	—	1,230,380	—	1,230,380

Total	$8,875,814	$1,492,345	—	$10,368,159

Forward Select Income Fund
Common Stocks
REITs-Residential	—	$4,968,750	—	$4,968,750
Other(a)	$328,394,410	—	—	328,394,410
Exchange-Traded Funds	27,168,150	—	—	27,168,150
Convertible Preferred Stocks(a)	102,007,590	9,400,000	—	111,407,590
Preferred Stocks
Real Estate Operating/Development	32,017,833	—	—	32,017,833
REITs-Apartments	28,398,762	24,674,475	—	53,073,237
REITs-Diversified	194,107,763	—	—	194,107,763
REITs-Health Care	5,726,869	—	—	5,726,869
REITs-Hotels	238,484,715	1,813,586	—	240,298,301
REITs-Manufactured Homes	16,912,072	—	—	16,912,072
REITs-Mortgage	116,296,008	—	—	116,296,008
REITs-Office Property	100,116,325	3,169,136	—	103,285,461
REITs-Regional Malls	106,174,053	—	—	106,174,053
REITs-Shopping Centers	220,510,829	—	—	220,510,829
REITs-Warehouse/Industrial	155,793,841	12,605,500	—	168,399,341
Corporate Bonds	—	126,575,524	—	126,575,524
Convertible Corporate Bonds	—	19,245,938	—	19,245,938
Short-Term Bank Debt Instruments	—	125,266,941	—	125,266,941

Total	$1,672,109,220	$327,719,850	—	$1,999,829,070

Forward Small Cap Equity
Common Stocks(a)	$36,161,773	—	—	$36,161,773
Affiliated Investment Companies	900,000	—	—	900,000
Short-Term Bank Debt Instruments	—	$1,298,026	—	1,298,026

Total	$37,061,773	$1,298,026	—	$38,359,799

Forward Strategic Alternatives Fund
Agency Pass-Through Securities(a)	—	$8,538,501	—	$8,538,501
Collateralized Mortgage Obligations(a)	—	498,142	—	498,142
Corporate Bonds(a)	—	11,311,315	—	11,311,315
Municipal Bonds	—	1,612,226	—	1,612,226
Structured Notes	—	6,207,345	—	6,207,345
U.S. Treasury Bonds & Notes	—	1,055,625	—	1,055,625
Short-Term Bank Debt Instruments	—	29,692,813	—	29,692,813

Total	—	$58,915,967	—	$58,915,967

Forward Tactical Enhanced Fund
Short-Term Securities	—	$24,997,241	—	$24,997,241
Short-Term Bank Debt Instruments	—	12,366,489	—	12,366,489

Total	—	$37,363,730	—	$37,363,730

Forward Tactical Growth Fund
Exchange-Traded Funds	$154,033,486	—	—	$154,033,486
Short-Term Securities	—	$774,914,387	—	774,914,387
Short-Term Bank Debt Instruments	—	64,637,295	—	64,637,295

Total	$154,033,486	$839,551,682	—	$993,585,168

Forward U.S. Government Money Fund
U.S. Agency Bonds(a)	—	$7,941,503	—	$7,941,503
Other Commercial Paper(a)	—	14,991,450	—	14,991,450
Repurchase Agreements	—	86,000,000	—	86,000,000

Total	—	$108,932,953	—	$108,932,953

Forward Aggressive Growth Allocation Fund
Affiliated Investment Companies	$19,314,400	—	—	$19,314,400
Short-Term Bank Debt Instruments	—	$40,191	—	40,191

Total	$19,314,400	$40,191	—	$19,354,591

Forward Balanced Allocation Fund
Affiliated Investment Companies	$50,670,528	—	—	$50,670,528
Short-Term Bank Debt Instruments	—	$82,677	—	82,677

Total	$50,670,528	$82,677	—	$50,753,205

Forward Growth & Income Allocation Fund
Affiliated Investment Companies	$54,285,372	—	—	$54,285,372
Short-Term Bank Debt Instruments	—	$29,905	—	29,905

Total	$54,285,372	$29,905	—	$54,315,277

Forward Growth Allocation Fund
Affiliated Investment Companies	$52,694,383	—	—	$52,694,383
Short-Term Bank Debt Instruments	—	$4,025	—	4,025

Total	$52,694,383	$4,025	—	$52,698,408

Forward Income & Growth Allocation Fund
Affiliated Investment Companies	$67,311,774	—	—	$67,311,774
Short-Term Bank Debt Instruments	—	$120,844	—	120,844

Total	$67,311,774	$120,844	—	$67,432,618

Forward Income Builder Fund
Affiliated Investment Companies	$17,835,630	—	—	$17,835,630
Short-Term Bank Debt Instruments	—	$271,673	—	271,673

Total	$17,835,630	$271,673	—	$18,107,303

(a)	For detailed descriptions of sector, industry, country or state, see the accompanying Portfolio of Investments.

OTHER FINANCIAL INSTRUMENTS(a)	Level 1	Level 2	Level 3	Total
Forward Commodity Long/Short Strategy Fund
Liabilities
Total Return Swap Contracts	—	$(9,193,487)	—	$(9,193,487)

Total	—	$(9,193,487)	—	$(9,193,487)

Forward CorePlus Fund
Assets
Total Return Swap Contracts	—	$8,249,670	—	$8,249,670
Liabilities
Total Return Swap Contracts	—	(322,878)	—	(322,878)

Total	—	$7,926,792	—	$7,926,792

Forward Credit Analysis Long/Short Fund
Liabilities
Securities Sold Short
Corporate Bonds	—	$(9,440,140)	—	$(9,440,140)
U.S. Treasury Bonds & Notes	—	(72,562,411)	—	(72,562,411)

Total	—	$(82,002,551)	—	$(82,002,551)

Forward EM Corporate Debt Fund
Assets
Forward Foreign Currency Contracts	—	$65,225	—	$65,225
Liabilities
Credit Default Swaps	—	(219,638)	—	(219,638)

Total	—	$(154,413)	—	$(154,413)

Forward Endurance Long/Short Fund
Liabilities
Securities Sold Short	$(1,127,336)	—	—	$(1,127,336)
Options Written	(380)	—	—	(380)

Total	$(1,127,716)	—	—	$(1,127,716)

Forward Extended MarketPlus Fund
Assets
Total Return Swap Contracts	—	$6,114,360	—	$6,114,360
Liabilities
Total Return Swap Contracts	—	(202,137)	—	(202,137)

Total	—	$5,912,223	—	$5,912,223

Forward Frontier Strategy Fund
Assets
Total Return Swap Contracts	—	$292,118	—	$292,118
Liabilities
Total Return Swap Contracts	—	(8,752)	—	(8,752)

Total	—	$283,366	—	$283,366

Forward Global Credit Long/Short Fund
Assets
Forward Foreign Currency Contracts	—	$16,306	—	$16,306
Liabilities
Credit Default Swaps	—	(168,319)	—	(168,319)
Forward Foreign Currency Contracts	—	(39,925)	—	(39,925)

Total	—	$(191,938)	—	$(191,938)

Forward Global Infrastructure Fund
Liabilities
Options Written	$(47,205)	—	—	$(47,205)

Total	$(47,205)	—	—	$(47,205)

Forward International Dividend Fund
Liabilities
Futures Contracts	$(62,340)	—	—	$(62,340)

Total	$(62,340)	—	—	$(62,340)

Forward Investment Grade Fixed-Income Fund
Assets
TBA Purchase Commitments	—	$1,092,969	—	$1,092,969
Liabilities
TBA Sales Commitments	—	(4,262,501)	—	(4,262,501)
Futures Contracts	$(67,994)	—	—	(67,994)

Total	$(67,994)	$(3,169,532)	—	$(3,237,526)

Forward Large Cap Dividend Fund
Liabilities
Futures Contracts	$(16,284)	—	—	$(16,284)

Total	$(16,284)	—	—	$(16,284)

Forward Managed Futures Strategy Fund
Liabilities
Total Return Swap Contracts	—	$(259,737)	—	$(259,737)

Total	—	$(259,737)	—	$(259,737)

Forward Real Estate Long/Short Fund
Liabilities
Securities Sold Short
Common Stocks	$(10,196,888)	—	—	$(10,196,888)
Exchange-Traded Funds	(248,200)	—	—	(248,200)
Options Written	(32,465)	—	—	(32,465)

Total	$(10,477,553)	—	—	$(10,477,553)

Forward Select Income Fund
Liabilities
Securities Sold Short	$(11,268,250)	—	—	$(11,268,250)

Total	$(11,268,250)	—	—	$(11,268,250)

Forward Small Cap Equity Fund
Liabilities
Futures Contracts	$(39,222)	—	—	$(39,222)

Total	$(39,222)	—	—	$(39,222)

Forward Strategic Alternatives Fund
Assets
Total Return Swap Contracts	—	$782,672	—	$782,672
Liabilities
Total Return Swap Contracts	—	(441,379)	—	(441,379)

Total	—	$341,293	—	$341,293

Forward Tactical Enhanced Fund
Liabilities
Futures Contracts	$(87,881)	—	—	$(87,881)

Total	$(87,881)	—	—	$(87,881)

Forward Tactical Growth Fund
Assets
Futures Contracts	$979,910	—	—	$979,910

Total	$979,910	—	—	$979,910

(a)

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, TBA purchase and sale commitments, swap contracts, futures contracts and forward foreign currency contracts.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Forward Investment Grade Fixed-Income Fund	Asset-Backed Securities	Corporate Bonds
Balance as of December 31, 2011	$10,250	$59,527
Accrued discounts/premiums	—	48,949
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	(218)	(49,186)
Purchases	—	—
Sales proceeds	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of September 30, 2012	$10,032	$59,290

Net change in unrealized depreciation attributable to Level 3 investments still held at September 30, 2012	$(218)	$(49,186)

For the nine months ended September 30, 2012, the other Funds did not have transfers between the fair value levels designated above and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. During the nine months ended September 30, 2012, the Forward Real Estate Long/Short Fund transferred a Preferred Stock with a market value of $875,000 from a Level 2 to Level 1 security due to the availability of a quoted price in an active market and during the nine months ended September 30, 2012 there were no transfers between Level 1 and Level 2 securities in any other Fund.

Derivative Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, swap contracts, forward foreign currency exchange contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Forward Foreign Currency Exchange Contracts: Certain Funds invest in foreign currency exchange contracts, to reduce the risks of fluctuating exchange rates and to generate returns uncorrelated to the other strategies employed. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of September 30, 2012, the Forward International Dividend Fund, Forward Investment Grade Fixed-Income Fund, Forward Large Cap Dividend Fund, Forward Small Cap Equity Fund, Forward Tactical Enhanced Fund and Forward Tactical Growth Fund held futures contracts outstanding with an unrealized gain/(loss) of $(62,340), $(67,994), $(16,284), $(39,222), $(87,881) and $979,910 respectively. The other Funds held no futures contracts at September 30, 2012.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values. As of September 30, 2012, the Forward Endurance Long/Short Fund, Forward Global Infrastructure Fund and Forward Real Estate Long/Short Fund held written options with a market value of $(380), $(47,205) and $(32,465), respectively. As of September 30, 2012, the Forward Endurance Long/Short Fund and the Forward Real Estate Long/Short Fund held purchased options with a market value of $18,200 and $58,750, respectively. The other Funds held no purchased or written options at September 30, 2012.

Written option activity for the nine months ended September 30, 2012 were as follows:

Forward Endurance Long/Short Fund

	WRITTEN CALL OPTIONS		WRITTEN PUT OPTIONS
	NUMBER OF CONTRACTS	CONTRACT PREMIUM	NUMBER OF CONTRACTS	CONTRACT PREMIUM
Outstanding, at beginning of year December 31, 2011	0	$0	0	$0
Options written	446	(96,236)	(783)	22,750
Options exercised or closed	(437)	94,598	498	(14,452)
Options expired	(4)	1,043	285	(8,298)

Outstanding, September 30, 2012	5	$(595)	0	$0

Forward Global Infrastructure Fund

	WRITTEN CALL OPTIONS
	NUMBER OF CONTRACTS	CONTRACT PREMIUM
Outstanding, at beginning of year December 31, 2011	0	$0
Options written	2,761	(289,049)
Options exercised or closed	(1,220)	173,504
Options expired	(500)	22,568

Outstanding, September 30, 2012	1,041	$(92,977)

Forward Real Estate Long/Short Fund

	WRITTEN CALL OPTIONS
	NUMBER OF CONTRACTS	CONTRACT PREMIUM
Outstanding, at beginning of year December 31, 2011	500	$(113,492)
Options written	952	(171,512)
Options exercised or closed	(478)	95,890
Options expired	(326)	71,803

Outstanding, September 30, 2012	648	$(117,311)

Forward Strategic Alternatives Fund

	WRITTEN CALL OPTIONS
	NUMBER OF CONTRACTS	CONTRACT PREMIUM
Outstanding, at beginning of year December 31, 2011	0	$0
Options written	2,000	(251,260)
Options exercised or closed	(2,000)	251,260
Options expired	0	0

Outstanding, September 30, 2012	0	$0

Swap Agreements: Certain Funds may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index).

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (“LIBOR”), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio. The Fund’s maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Forward Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the “Code”), may limit a Fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

During the nine months ended September 30, 2012, the Forward Commodity Long/Short Strategy Fund, the Forward CorePlus Fund, the Forward EM Corporate Debt Fund, the Forward Extended MarketPlus Fund, the Forward Frontier Strategy Fund, the Forward Global Credit Long/Short Fund, the Forward Managed Futures Strategy Fund and the Forward Strategic Alternatives Fund invested in swap agreements consistent with the Funds’ investment strategies to gain exposure to certain markets or indices. As of September 30, 2012, the Forward Commodity Long/Short Strategy Fund, the Forward CorePlus Fund, the Forward EM Corporate Debt Fund, the Forward Extended MarketPlus Fund, the Forward Frontier Strategy Fund, the Forward Global Credit Long/Short Fund, the Forward Managed Futures Strategy Fund and the Forward Strategic Alternatives Fund held swap agreements outstanding with an unrealized gain/(loss) of $(9,193,487), $7,926,792, $(219,638), $5,912,223, $283,366, $(168,319), $(259,737) and $341,293, respectively. The other Funds held no swap agreements at September 30, 2012.

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.

This leveraging increases an investor’s risk, however, in the event of a decline in the value of the underlying security, a complete loss of the amount invested in the warrant may result. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant or a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. As of September 30, 2012 the Forward International Dividend Fund and the Forward Select EM Dividend Fund held warrants with a market value of $8,884 and $1,875, respectively. The other Funds held no warrants at September 30, 2012.

Cash Management Transactions: The Funds may subscribe to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”). The BBH CMS is an investment product that automatically sweeps the Funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Funds to earn interest on cash balances while remaining diversified. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The Funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed. Balances in the CMS are accounted for on a cost basis.

Lending of Portfolio Securities: Each Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans are secured by collateral in the form of cash that is equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, a Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. Each Fund receives cash collateral which is invested in the Short-Term Investment Trust Liquid Assets Portfolio Institutional Class. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the lending Fund. The Fund bears the risk of any income or gains and losses from investing and reinvesting cash pledged as collateral. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. The Funds had no securities on loan at September 30, 2012.

Leverage: The Forward Real Estate Long/Short Fund, the Forward Select EM Dividend Fund and the Forward Select Income Fund can purchase securities with borrowed money including bank overdrafts (a form of leverage). Each Fund may borrow amounts up to one-third of the value of its assets. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased.

The Forward Real Estate Long/Short Fund, the Forward Select EM Dividend Fund and the Forward Select Income Fund maintain separate lines of credit with BNP Paribas (acting through its New York Branch). Borrowing under these agreements, the Funds are charged interest of 1.20% above the one-month LIBOR rate.

The Forward Real Estate Long/Short Fund and the Forward Select Income Fund also maintain separate lines of credit with Bank of America Merrill Lynch. Borrowing under this agreement, the Forward Real Estate Long/Short Fund and the Forward Select Income Fund are charged a commitment fee on the average daily undrawn balance of the line of credit at the rate of 0.45% per annum and interest on the unpaid principal of the loan from the line of credit at the rate of 1.00% per annum above the one-month LIBOR. If the one-month LIBOR is unavailable, the Forward Real Estate Long/Short Fund and the Forward Select Income Fund are charged interest of 1.50% per annum above the Federal Funds rate.

The Forward Real Estate Long/Short Fund, the Forward Select EM Dividend Fund and the Forward Select Income Fund have pledged a portion of their investment securities as the collateral for their lines of credit. As of September 30, 2012, the market value of the investment securities pledged as collateral totaled $34,632,477, $1,810,411 and $954,995,843, respectively and the borrowed amounts on the lines of credit are $14,676,976, $554,486 and $238,269,594, respectively.

Investment in Forward U.S. Government Money Fund: The Funds are permitted to invest daily available cash balances in an affiliated money market fund. The Funds may invest the available cash in Class Z of the Forward U.S. Government Money Fund (“U.S. Government Money Fund”) to seek current income while preserving liquidity. The U.S. Government Money Fund is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. When applicable, the Funds’ investment in the U.S. Government Money Fund is included in the Portfolio of Investments. Shares of the U.S. Government Money Fund are valued at their net asset value per share. As a shareholder, the Funds’ are subject to the proportional share of the U.S. Government Money Fund Class Z expenses, including its management fee. The Advisor will waive fees and/or reimburse expenses in an amount equal to the indirect management fees incurred through the Funds’ investment in the U.S. Government Money Fund.

The Funds that invested in the U.S. Government Money Fund – Class Z shares during the nine months ended September 30, 2012, were as follows:

FUND	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 09/30/12	INCOME
Forward Extended MarketPlus Fund	—	10,000,000	(10,000,000)	—	—	$6
Forward International Small Companies Fund	—	10,000,000	(10,000,000)	—	—	321
Forward Small Cap Equity Fund	—	2,000,000	(1,100,000)	900,000	$900,000	411
Forward Strategic Alternatives Fund	—	10,000,000	(10,000,000)	—	—	134

Total					$900,000	$872

During the nine months ended September 30, 2012, the Advisor waived fees and/or reimbursed the following Funds for the U.S. Government Money Fund management fees:

FUND	AFFILIATED FEE WAIVER
Forward Extended MarketPlus Fund	$45
Forward International Small Companies Fund	1,422
Forward Small Cap Equity Fund	746
Forward Strategic Alternatives Fund	985

$3,198

Investments in a Wholly-Owned Subsidiary: The Forward Commodity Long/Short Strategy Fund seeks exposure to the commodity markets primarily through investments in commodity-linked derivative instruments, including commodity index-linked notes (sometimes referred to as “structured notes”), swap agreements, commodity options, futures and options on futures, and through investments in the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Forward Managed Futures Strategy Fund seeks exposure to the futures markets and will generally invest in futures-related instruments that track the performance of futures contracts included in the Credit Suisse Multi-Asset Futures Strategy Index and through investments in the Forward Managed Futures Strategy (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Forward Management acts as Investment Advisor to the Funds and the Investment Advisor to each Subsidiary. Each Fund is the sole shareholder of each respective Subsidiary and it is intended that each Fund will remain the sole shareholder and will continue to control each respective Subsidiary.

Investments in each Subsidiary are expected to provide the Funds with exposure to the commodity markets within the limitations of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and recent IRS rulings.

If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from a Fund’s investment in the Subsidiary does not constitute qualifying income, and if such positions were upheld, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, a Fund might cease to qualify as a regulated investment company and would be required to reduced its exposure to such investments which might result in difficulty in implementing its investment strategy.

Basis for Consolidation for the Forward Commodity Long/Short Strategy Fund and the Forward Managed Futures Strategy Fund: The Subsidiaries, which are Cayman Islands exempted companies, were incorporated on October 12, 2010 and October 27, 2011, respectively, as wholly owned subsidiaries acting as an investment vehicle for the Funds in order to effect certain investments for the Funds consistent with the Funds’ investment objectives. As wholly-owned subsidiaries of the Funds, all assets and liabilities, income and expenses of the portfolios are consolidated in the Portfolio of Investments of the Funds. As of September 30, 2012, net assets of the Funds were $145,934,904 and $8,806,551, respectively, of which $31,904,534 and $2,058,505, respectively, or 21.86% and 23.37%, respectively, are represented in the Funds’ ownership of all issued shares and voting rights of the Subsidiaries.

2. Tax Basis Information

Tax Basis of Investments: As of September 30, 2012, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/ (depreciation) for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION / (DEPRECIATION)
Forward Commodity Long/Short Strategy Fund	$121,028,351	$852,798	$(59,281)	$793,517
Forward CorePlus Fund	82,314,448	924,910	(871,671)	53,239
Forward Credit Analysis Long/Short Fund	567,069,973	26,956,428	(1,609,826)	25,346,602
Forward EM Corporate Debt Fund	147,116,223	3,897,279	(2,885,849)	1,011,430
Forward Emerging Markets Fund	10,595,116	943,990	(65,075)	878,915
Forward Endurance Long/Short Fund	4,153,740	287,202	(96,638)	190,564
Forward Extended MarketPlus Fund	55,884,437	473,597	(203,324)	270,273
Forward Focus Fund	7,990,447	1,311,167	(149,741)	1,161,426
Forward Frontier Strategy Fund	74,448,515	521,519	(1,596,263)	(1,074,744)
Forward Global Credit Long/Short Fund	5,879,815	185,556	(653,484)	(467,928)
Forward Global Infrastructure Fund	128,575,866	13,082,896	(8,379,198)	4,703,698
Forward High Yield Bond Fund	133,503,839	4,254,306	(240,725)	4,013,581
Forward International Dividend Fund	79,943,166	6,766,004	(2,211,598)	4,554,406
Forward International Real Estate Fund	101,641,746	9,011,028	(1,157,081)	7,853,947
Forward International Small Companies Fund	130,708,821	25,814,473	(4,016,044)	21,798,429
Forward Investment Grade Fixed-Income Fund	72,619,368	4,330,708	(8,820,109)	(4,489,401)
Forward Large Cap Dividend Fund	14,085,373	2,915,156	(203,413)	2,711,743
Forward Managed Futures Strategy Fund	7,220,022	73,554	(14,812)	58,742
Forward Real Estate Fund	25,370,707	11,156,419	(252,939)	10,903,480
Forward Real Estate Long/Short Fund	74,698,616	18,537,458	(788,810)	17,748,648

Forward Select EM Dividend Fund	9,923,906	1,105,261	(661,008)	444,253
Forward Select Income Fund	1,781,747,241	218,081,829	—	218,081,829
Forward Small Cap Equity Fund	34,924,489	4,493,236	(1,057,926)	3,435,310
Forward Strategic Alternatives Fund	60,803,918	582,504	(2,470,455)	(1,887,951)
Forward Tactical Enhanced Fund	37,363,066	664	—	664
Forward Tactical Growth Fund	997,239,307	—	(3,654,139)	(3,654,139)
Forward U.S. Government Money Fund	108,932,953	—	—	—

Allocation Funds
Forward Aggressive Growth Allocation Fund	$16,918,351	$2,591,304	$(155,064)	$2,436,240
Forward Balanced Allocation Fund	44,729,338	6,768,921	(745,054)	6,023,867
Forward Growth & Income Allocation Fund	50,326,833	5,220,270	(1,231,826)	3,988,444
Forward Growth Allocation Fund	49,448,608	4,626,212	(1,376,412)	3,249,800
Forward Income & Growth Allocation Fund	63,532,994	5,085,755	(1,186,131)	3,899,624
Forward Income Builder Fund	17,813,605	383,068	(89,370)	293,698

Capital Losses: As of December 31, 2011 the following Funds had available for Federal income tax purposes unused capital losses as follows:

Pre-Enactment Capital Losses

	EXPIRING IN	EXPIRING IN	EXPIRING IN	EXPIRING IN	EXPIRING IN	EXPIRING IN
FUND	2013	2014	2015	2016	2017	2018
Forward CorePlus Fund(a)	—	—	—	$22,724,959	$15,450,270	—
Forward EM Corporate Debt Fund	—	—	—	—	51,786	—
Forward Extended MarketPlus Fund	—	—	—	—	18,964,145	—
Forward Global Infrastructure Fund	—	—	—	17,343,175	30,182,432	$24,061,967
Forward High Yield Bond Fund	—	—	—	1,992,838	834,501	—
Forward International Dividend Fund(a)	—	—	—	—	2,145,728	—
Forward International Real Estate Fund(a)	—	—	$2,652,205	67,712,152	60,639,639	3,986,802
Forward International Small Companies Fund	—	—	—	53,537,057	179,253,577	—
Forward Investment Grade Fixed-Income Fund(a)	$744,945	$739,784	405,644	1,874,984	—	7,105,148
Forward Large Cap Dividend Fund	—	—	—	—	1,991,875	—
Forward Real Estate Fund(a)	—	—	—	2,808,332	2,874,685	—
Forward Real Estate Long/Short Fund	—	—	—	76,336,564	107,182,629	—
Forward Select Income Fund	—	—	—	107,719,778	29,414,885	—

Forward Small Cap Equity Fund(a)	—	—	—	5,901,099	33,010,654	—
Forward Strategic Alternatives Fund	—	—	—	—	—	10,496,197
Forward U.S. Government Money Fund	—	—	—	—	12,772	—

Allocation Funds
Forward Income Builder Fund	—	$52,769	$90,492	$207,103	$32,036	—

(a)	Subject to limitations under §382 of the Code.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by each Fund after January 1, 2011 will not be subject to expiration. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment.

Post-Enactment Capital Losses*

Capital losses deferred to the next tax year were as follows:

FUND	SHORT-TERM	LONG-TERM
Forward Commodity Long/Short Strategy Fund	$189,548	—
Forward Credit Analysis Long/Short Fund	4,012,901	—
Forward EM Corporate Debt Fund	650,651	—
Forward Extended MarketPlus Fund	9,251,037	$1,153,615
Forward Frontier Strategy Fund	1,523,632	—
Forward High Yield Bond Fund	155,907	—
Forward International Real Estate Fund	2,054,996	686,257
Forward Select EM Dividend Fund	1,392,047	315,541

Allocation Funds
Forward Aggressive Growth Allocation Fund	$1,017,293	$4,791,565
Forward Balanced Allocation Fund	2,505,651	7,197,882
Forward Growth & Income Allocation Fund	1,914,920	7,437,138
Forward Growth Allocation Fund	2,073,756	7,788,700
Forward Income & Growth Allocation Fund	1,593,215	474,545
Forward Income Builder Fund	24,526	335,697

The Fund elects to defer to the period ending December 31, 2012, capital losses recognized during the period November 1, 2011 to December 31, 2011 in the amount of:

FUND	AMOUNT
Forward Commodity Long/Short Strategy Fund	$88,163
Forward Credit Analysis Long/Short Fund	731,596
Forward EM Corporate Debt Fund	225,535
Forward Emerging Markets Fund	3,934,394
Forward Extended MarketPlus Fund	299,673
Forward Frontier Strategy Fund	288,073
Forward Global Infrastructure Fund	1,707,676
Forward High Yield Bond Fund	1,000,860
Forward International Dividend Fund	123,077
Forward International Real Estate Fund	1,297,428
Forward International Small Companies Fund	15,826,107
Forward Large Cap Dividend Fund	15,076
Forward Real Estate Fund	28,420

Forward Real Estate Long/Short Fund	106,219
Forward Select EM Dividend Fund	305,571
Forward Select Income Fund	544,956
Forward Small Cap Equity Fund	1,837,718
Forward Strategic Alternatives Fund	56,265
Forward Tactical Enhanced Fund	1,116,617
Forward Tactical Growth Fund	24,720,243

Allocation Funds
Forward Aggressive Growth Allocation Fund	$26,170
Forward Balanced Allocation Fund	15,611
Forward Growth & Income Allocation Fund	25,272
Forward Growth Allocation Fund	71,086
Forward Income Builder Fund	210,779

The Fund elects to defer to the period ending December 31, 2012, late year ordinary losses recognized during the period November 1, 2011-December 31, 2011 in the amount of:

FUND	AMOUNT
Forward EM Corporate Debt Fund	$6,932
Forward Emerging Markets Fund	152,135
Forward International Dividend Fund	2,175
Forward International Real Estate Fund	84,453
Forward International Small Companies Fund	935,700
Forward Select EM Dividend Fund	597

*Post-Enactment Capital Losses arise in fiscal years beginning after December 22, 2010, and exclude any elective late-year capital losses (during the period November 1st to December 31st) deferred for the current fiscal year. As a result of the enactment of the Regulated Investment Company Act of 2010, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

3. Affiliated Companies: Each Allocation Fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The purchase, sales, dividend income, capital gains, return of capital distributions received, shares and value of investment of each Allocation Fund in affiliated companies for the nine months ended September 30, 2012 were as follows:

Forward Aggressive Growth Allocation Fund

INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 9/30/12	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward CorePlus Fund	548,506	24,326	(233,891)	338,941	$9,636,093	—	$417,928
Forward Extended MarketPlus Fund	79,167	3,688	(32,137)	50,718	1,403,874	—	120,437
Forward Frontier Strategy Fund	187,529	9,842	(54,790)	142,581	1,477,136	—	(68,306)
Forward International Equity Fund(a)	455,798	—	(455,798)	—	—	$203,434	(604,252)
Forward Strategic Alternatives Fund	57,305	9,076	(18,527)	47,854	469,451	—	(23,418)
Forward Funds — Institutional Class shares
Forward Emerging Markets Fund	38,231	—	(38,231)	—	—	—	(283,287)
Forward International Dividend Fund	—	979,238	(132,137)	847,101	6,327,846	138,725	(43,668)
Forward Select EM Dividend Fund	33,399	—	(33,399)	—	—	12,047	4,595

Total					$19,314,400	$354,206	$(479,971)

Forward Balanced Allocation Fund

INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 9/30/12	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	132,015	—	(55,656)	76,359	$1,722,657	—	$55,398
Forward CorePlus Fund	796,188	51,902	(373,571)	474,519	13,490,577	—	482,977
Forward Extended MarketPlus Fund	91,207	—	(27,439)	63,768	1,765,109	—	320,686
Forward Frontier Strategy Fund	322,962	—	(124,058)	198,904	2,060,646	—	(147,304)
Forward High Yield Bond Fund	1,192,594	286,336	(1,037,957)	440,973	4,546,434	$308,331	(41,100)
Forward International Equity Fund(a)	487,385	—	(487,385)	—	—	27,207	201,906
Forward Investment Grade Fixed-Income Fund	1,020,955	761,249	(826,675)	955,529	11,170,139	288,727	249,123
Forward Managed Futures Strategy Fund	—	83,168	—	83,168	1,803,089	—	—
Forward Strategic Alternatives Fund	294,379	9,074	(96,940)	206,513	2,025,895	—	61,340
Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	153,645	403,427	(41,087)	515,985	5,036,014	109,811	(87,702)
Forward Emerging Markets Fund	38,126	—	(38,126)	—	—	—	(284,423)
Forward International Dividend Fund	—	1,014,245	(136,612)	877,633	6,555,916	151,830	(21,722)
Forward Select EM Dividend Fund	30,407	—	(8,776)	21,631	494,052	24,186	(13,866)

Total					$50,670,528	$910,092	$775,313

Forward Growth & Income Allocation Fund

INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 9/30/12	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	139,697	—	(58,167)	81,530	$1,839,318	—	$42,439
Forward CorePlus Fund	979,308	52,395	(421,775)	609,928	17,340,264	—	433,518
Forward Extended MarketPlus Fund	97,243	7,377	(37,322)	67,298	1,862,805	—	348,614
Forward Frontier Strategy Fund	366,276	19,685	(173,194)	212,767	2,204,267	—	(140,800)
Forward High Yield Bond Fund	1,009,944	286,533	(877,605)	418,872	4,318,575	$296,636	(62,461)
Forward International Equity Fund(a)	604,557	—	(604,557)	—	—	17,368	(883,986)
Forward Investment Grade Fixed-Income Fund	906,228	674,539	(696,159)	884,608	10,341,069	274,130	160,450
Forward Managed Futures Strategy Fund	—	95,050	—	95,050	2,060,673	—	—
Forward Strategic Alternatives Fund	334,919	18,149	(130,249)	222,819	2,185,857	—	(204,657)
Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	134,400	217,263	(30,426)	321,237	3,135,270	72,735	(61,156)
Forward Emerging Markets Fund	43,692	—	(43,692)	—	—	—	(323,757)
Forward International Dividend Fund	—	1,358,549	(252,536)	1,106,013	8,261,915	221,972	(12,434)
Forward Select EM Dividend Fund	50,166	—	(17,970)	32,196	735,359	29,148	(37,916)

Total					$54,285,372	$911,989	$(742,146)

Forward Growth Allocation Fund

INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 9/30/12	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward Commodity Long/Short Strategy Fund	127,759	—	(50,656)	77,103	$1,739,442	—	$(23,800)
Forward CorePlus Fund	1,235,838	24,327	(469,974)	790,191	22,465,134	—	665,457
Forward Extended MarketPlus Fund	113,864	—	(39,235)	74,629	2,065,726	—	459,346
Forward Frontier Strategy Fund	324,615	9,843	(128,339)	206,119	2,135,397	—	47,885
Forward High Yield Bond Fund	825,007	127,841	(752,228)	200,620	2,068,395	$207,247	23,170
Forward International Equity Fund(a)	808,281	—	(808,281)	—	—	348,017	(2,231,002)
Forward Investment Grade Fixed-Income Fund	—	541,265	(265,001)	276,264	3,229,526	68,651	47,691
Forward Managed Futures Strategy Fund	—	91,089	—	91,089	1,974,812	—	—
Forward Strategic Alternatives Fund	307,885	9,075	(102,126)	214,834	2,107,520	—	(158,189)
Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	126,296	237,945	(40,974)	323,267	3,155,081	71,409	(86,367)
Forward Emerging Markets Fund	32,769	—	(32,769)	—	—	—	(242,818)
Forward International Dividend Fund	—	1,779,683	(407,837)	1,371,846	10,247,692	224,564	(66,935)
Forward Select EM Dividend Fund	92,876	—	(26,954)	65,922	1,505,658	58,218	(56,873)

Total					$52,694,383	$978,106	$(1,622,435)

Forward Income & Growth Allocation Fund

INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 9/30/12	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward CorePlus Fund	584,323	37,727	(158,969)	463,081	$13,165,382	—	$104,436
Forward Extended MarketPlus Fund	43,320	—	(7,788)	35,532	983,518	—	5,297
Forward Frontier Strategy Fund	167,093	—	—	167,093	1,731,085	—	—
Forward High Yield Bond Fund	1,320,680	462,086	(868,861)	913,905	9,422,359	$450,238	(2,938)
Forward International Equity Fund(a)	289,446	—	(289,446)	—	—	33,023	(310,503)
Forward Investment Grade Fixed-Income Fund	1,997,758	1,055,617	(1,036,291)	2,017,084	23,579,707	580,529	234,875
Forward Strategic Alternatives Fund	458,122	59,193	(18,450)	498,865	4,893,870	—	(26,015)
Forward U.S. Government Money Fund	265	—	—	265	265	—	—
Forward Funds — Institutional Class shares
Forward EM Corporate Debt Fund	203,581	620,979	—	824,560	8,047,707	140,698	—
Forward Emerging Markets Fund	49,020	—	(49,020)	—	—	—	(365,686)
Forward International Dividend Fund	—	792,632	(136,612)	656,020	4,900,470	97,708	(26,365)
Forward Select EM Dividend Fund	10,673	15,045	—	25,718	587,411	21,150	—

Total					$67,311,774	$1,323,346	$(386,899)

Forward Income Builder Fund

INVESTMENT COMPANIES	BEGINNING SHARES	GROSS PURCHASES	GROSS SALES	ENDING SHARES	VALUE 9/30/12	DIVIDEND INCOME	REALIZED GAIN/(LOSS)
Forward Funds — Class Z shares
Forward High Yield Bond Fund	412,842	296,443	(275,282)	434,003	$4,474,570	$223,875	$(5,856)
Forward Investment Grade Fixed-Income Fund	1,335,963	35,305	(1,371,268)	—	—	134,604	834,629
Forward Funds — Institutional Class shares
Forward Credit Analysis Long/Short Fund	—	649,658	(649,658)	—	—	17,642	85,549
Forward EM Corporate Debt Fund	84,015	415,800	(41,659)	458,156	4,471,600	130,143	(94,497)
Forward International Dividend Fund	—	768,321	(161,581)	606,740	4,532,350	71,521	(105,391)
Forward Select Income Fund	—	204,165	(22,996)	181,169	4,357,110	167,778	12,347

Total					$17,835,630	$745,563	$726,781

(a)	Effective the close of business on April 30, 2012, the Forward International Equity Fund was liquidated per the terms of the Board approved plan of liquidation.

4. Subsequent Events

The following information applies to the Forward Aggressive Growth Allocation Fund only:

Change in Fund Name: Effective December 3, 2012, the name of the Forward Aggressive Growth Allocation Fund will be changed to the “Forward Multi-Strategy Fund.” Accordingly, effective December 3, 2012, all references in each of the prospectuses and the statement of additional information to “Forward Aggressive Growth Allocation Fund” shall be replaced with “Forward Multi-Strategy Fund.”

The following information applies to the Forward CorePlus Fund only:

Notice of Liquidation of the Forward CorePlus Fund: On October 11, 2012, the Board of Trustees of Forward Funds (the “Trust”), including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved the liquidation of the Forward CorePlus Fund (the “Fund”), a series of the Trust. The Fund will be liquidated pursuant to a Board-approved Plan of Liquidation on or around December 17, 2012 (the “Liquidation Date”). On the Liquidation Date, the Fund will distribute pro rata to its respective shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Trust deem appropriate subject to ratification by the Board.

Item 2 – Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forward Funds

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date: November 26 , 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date: November 26, 2012

By:	/s/ Barbara H. Tolle
Barbara H. Tolle, Treasurer

Date: November 26, 2012